First Investors Logo

INSURED INTERMEDIATE TAX EXEMPT

INSURED TAX EXEMPT

NEW YORK INSURED TAX FREE

MULTI-STATE INSURED TAX FREE

ARIZONA       MARYLAND        NORTH CAROLINA
CALIFORNIA    MASSACHUSETTS   OHIO
COLORADO      MICHIGAN        OREGON
CONNECTICUT   MINNESOTA       PENNSYLVANIA
FLORIDA       MISSOURI        VIRGINIA
GEORGIA       NEW JERSEY

TAX EXEMPT FUNDS

ANNUAL REPORT
DECEMBER 31, 1998


Portfolio Manager's Letter
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present the annual report for the First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and First Investors Multi-State Insured Tax Free Fund (collectively, "the Funds") for the fiscal year ending December 31, 1998.

As was the case with other financial markets, 1998 was a unique year for the municipal bond market. Despite an 80 basis point (.8%) decline in 30-year Treasury bond rates, long-term municipal bond yields fell only
15 basis points. New issue supply overwhelmed demand as fiscally strong municipalities issued a record amount of "new money" bonds and refunding volume soared in response to historically low rates. 1998's $284 billion of issuance was the second largest in the market's history, surpassed only by 1993's total of $292 billion. Supply cheapened municipal bonds relative to Treasuries, with long-term insured municipal bonds yielding more than Treasury bonds, a relationship previously seen only in the mid-1980s, when tax reform legislation threatened municipal bonds with the loss of their tax-exempt status. Nonetheless, in early October long-term municipal bond yields reached their lowest level since the 1960s, and municipal bonds had greater after-tax returns (for those in higher tax brackets) for the year than those of most taxable bonds.

We are pleased to report that in 1998, the return of each Fund in the annual report exceeded its peer group's average return as reported by Lipper Inc., with the exception of the Massachusetts and Ohio Funds. For 1998, the Funds had the following returns on a net asset value basis on Class A shares and Class B shares, respectively: Insured Intermediate Tax Exempt Fund 6.5% and 5.6%, Insured Tax Exempt Fund 5.6% and 4.8%, New York 5.6% and 4.8%, Arizona 6.2% and 5.3%, California 6.3% and 5.4%, Colorado 6.3% and 5.5%, Connecticut 6.2% and 5.2%, Florida 6.1% and 5.2%, Georgia 6.1% and 5.2%, Maryland 6.4% and 5.5%, Massachusetts 5.3% and 4.6%, Michigan 5.6% and 4.7%, Minnesota 6.2% and 5.4%, Missouri 6.6% and 5.7%, New Jersey 5.8% and 5.0%, North Carolina 6.7% and 5.8%, Ohio 5.3% and 4.5%, Oregon 6.3% and 5.6%, Pennsylvania 5.2% and 4.4%, and Virginia 5.7% and 4.8%.

The principal factors affecting the Funds' performance were falling interest rates and near-record issuance of municipal bonds. The multi-year accumulation of non-callable bonds by the Funds allowed them to maintain long durations relative to their peer groups, as long-term municipal bond yields fell to 30-year lows. This resulted in higher returns to the Funds than would have been achieved had they held callable bonds. The Funds also were substantially fully invested throughout the year, which maximized current income and helped total return to the extent that interest rates fell.

Every Fund outperformed its peer group average during the second half of the year, when the bulk of the decline in interest rates occurred. In addition, the duration of several Funds (Insured Tax Exempt, New York Tax Free, Florida, Massachusetts, and New Jersey) was increased prior to the market's rally in the third quarter. Finally, Insured Intermediate Tax Exempt and, to a lesser extent, some of the Multi-State Funds, benefited from trading opportunities created by heavy new issue supply and strong retail demand. In the case of Massachusetts, the Fund held too many high-coupon/short-call date bonds, which delivered below-average total returns, particularly during the first half of 1998. Restructuring of the Fund resulted in substantially better performance during the second half of the year. The Ohio Fund had two months of poor performance due to positions in both non-callable bonds (May) and high-coupon callable and non-callable bonds (December).

Investors who buy bond funds - whether for income or total return - should be aware that the value of their investment will fluctuate as interest rates change. Also, the value of a fund can fluctuate based on changes in the credit quality of the bonds it holds. In addition, while the Funds' municipal bonds are insured as to timely payment of principal and interest, the insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Clark D. Wagner

Clark D. Wagner
Chief Investment Officer
  and Portfolio Manager

January 29, 1999


Cumulative Performance Information
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND

Comparison of change in value of $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              INSURED
         INTERMEDIATE
           TAX EXEMPT       LEHMAN BROTHERS
                 FUND     MUNICIPAL BOND INDEX
NOV 93          9,375          10,000
DEC 93          9,375          10,211
DEC 94          9,177           9,683
DEC 95         10,416          11,386
DEC 96         10,840          11,870
DEC 97         11,672          12,961
DEC 98         12,426          13,801

(INSET BOX IN CHART READS:)

                       Average Annual Total Return*
Class A Shares       N.A.V. Only     S.E.C. Standardized
  One Year              6.47%              (.26%)
  Five Years            5.73%              4.36%
  Since Inception
    (11/22/93)          5.68%              4.34%
  S.E.C. 30-Day Yield            3.34%
Class B Shares
  One Year              5.57%              1.57%
  Since Inception
    (1/12/95)           6.85%              6.23%
  S.E.C. 30-Day Yield            2.37%

 The graph compares a $10,000 investment in the First Investors Insured Intermediate Tax Exempt Fund (Class A shares) beginning 11/22/93 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 1/12/95 the maximum sales charge was 3.5%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (.92%), 3.49% and 3.48%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.69%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 1.19% and 5.67%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 1.99%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Alaska--2.3%
    $  200M   Anchorage General Obligation 6 1/2% 7/1/2004                              $   225,000       $   233
-----------------------------------------------------------------------------------------------------------------
              Arizona--8.7%
       255M   Apache Junction Water Utilities Revenue 5% 7/1/2003                           266,794           276
       250M   Maricopa County Uni. Sch. Dist. Gen. Oblig. #80
                (Chandler) 6.6% 7/1/2006                                                    290,000           300
       250M   Phoenix Civic Impt. Corp. Mun. Facs. Excise Tax Rev.
                6 3/4% 7/1/2004                                                             284,652           294
-----------------------------------------------------------------------------------------------------------------
                                                                                            841,446           870
-----------------------------------------------------------------------------------------------------------------
              California--1.7%
       150M   Pittsburg Pub. Fing. Auth. Wastewater Rev. 6.8%
                6/1/2001*                                                                   163,875           169
-----------------------------------------------------------------------------------------------------------------
              Georgia--4.2%
       400M   Savannah Hospital Authority (St. Joseph's/Chandler
                Health System) 4.3% 7/1/2006                                                403,500           417
-----------------------------------------------------------------------------------------------------------------
              Illinois--18.3%
       250M   Chicago Board of Education 6% 12/1/2007                                       281,875           291
       250M   Chicago General Obligation 6 1/4% 10/31/2001                                  267,152           276
              Cook County High School District
                General Obligation #205:
       250M     5.4% 12/1/2001                                                              261,875           271
       200M     5.9% 12/1/2001*                                                             212,000           219
       250M   Northwest Subn. Mun. Jt. Action Water Agy. 6.35%
                5/1/2006                                                                    285,000           295
       400M   Regional Transportation Authority 7 3/4% 6/1/2003                             460,500           476
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,768,402         1,828
-----------------------------------------------------------------------------------------------------------------
              Indiana--1.7%
       150M   Valparaiso Indpt. Multi-Schools Bldg. Corp. 6 5/8%
                7/1/2002*                                                                   166,687           172
-----------------------------------------------------------------------------------------------------------------
              Kentucky--2.7%
       200M   Louisville & Jefferson County Met. Sewer District 10%
                5/15/2004                                                                   257,750           266
-----------------------------------------------------------------------------------------------------------------
              Louisiana--1.9%
       175M   Louisiana General Obligation 7% 5/1/2001                                      187,688           194
-----------------------------------------------------------------------------------------------------------------
              Michigan--11.7%
       300M   Allegan Pub. Schl. Dist. Gen. Oblig. 6 1/2% 5/1/2007                          348,375           360
     1,000M   Brighton Area Schl. Dist. Gen. Oblig. Zero Coupon
                5/1/2005*                                                                   380,000           393
       350M   Greater Detroit Resources Recovery Authority Revenue
                6 1/4% 12/13/2007                                                           401,187           415
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,129,562         1,168
-----------------------------------------------------------------------------------------------------------------
              New Jersey--10.7%
       400M   Jersey City Mun. Utils. Auth. Sewer Rev. 4 3/8%
                12/1/2009                                                                   402,000           415
       200M   New Jersey Econ. Dev. Auth. Mkt. Transition Fac. Rev.
                7% 7/1/2004*                                                                231,000           239
       400M   New Jersey Health Care Facs. Fing. Auth.
                (Virtua Health Inc.) 4.2% 7/1/2006                                          402,500           416
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,035,500         1,070
-----------------------------------------------------------------------------------------------------------------
              New York--6.6%
              New York City General Obligation:
       150M     6 5/8% 8/1/2002*                                                            166,312           172
       250M     8% 8/1/2005                                                                 304,688           315
       150M   Niagara Falls Bridge Commission 6.3% 10/1/2002*                               165,750           171
-----------------------------------------------------------------------------------------------------------------
                                                                                            636,750           658
-----------------------------------------------------------------------------------------------------------------
              North Carolina--5.5%
       200M   University of North Carolina System Pool Revenue 4%
                10/1/2008                                                                   196,250           203
       325M   Winston Salem State University Revenue 4 1/2%
                1/1/2008                                                                    331,500           343
-----------------------------------------------------------------------------------------------------------------
                                                                                            527,750           546
-----------------------------------------------------------------------------------------------------------------
              Ohio--2.3%
       200M   Columbus City Sch. Dist. Gen. Oblig. 6.65% 12/1/2002*                         224,750           233
-----------------------------------------------------------------------------------------------------------------
              Oklahoma--2.7%
       250M   Oklahoma State Cap. Impt. Auth. Lease Rev. 4 1/2%
                5/1/2007                                                                    257,500           266
-----------------------------------------------------------------------------------------------------------------
              Oregon--1.7%
       150M   Tillamook General Obligation 5 3/4% 1/15/2002                                 159,375           165
-----------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.4%
       200M   Pennsylvania Intergovernmental Coop. Auth. Spec.
                Tax Rev. 7% 6/15/2004                                                       229,500           237
-----------------------------------------------------------------------------------------------------------------
              Rhode Island--1.1%
       100M   Rhode Island Depositors Econ. Protection Corp. 7.1%
                8/1/2001*                                                                   110,250           114
-----------------------------------------------------------------------------------------------------------------
              Tennessee--2.3%
       225M   Greater Dickson Gas Auth. Tenn. Gas System Rev.
                4 1/4% 1/1/2008                                                             225,562           233
-----------------------------------------------------------------------------------------------------------------
              Texas--3.4%
       300M   Harris County Toll Road General Obligation 6 1/2%
                8/15/2002*                                                                  333,000           344
-----------------------------------------------------------------------------------------------------------------
              Virginia--4.1%
       400M   Virginia College Bldg. Auth. (Hampton University Proj.)
                4.1% 4/1/2007                                                               396,000           410
-----------------------------------------------------------------------------------------------------------------
              Washington--2.4%
       200M   Snohomish & Island Counties Schl. Dist. Gen. Oblig.
                #401 (Stanwood) 7% 12/15/2005                                               234,250           242
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,066,176)       98.4%                              9,514,097         9,835
Other Assets, Less Liabilities                          1.6                                 159,877           165
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                             $9,673,974       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Insured Tax Exempt Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.


The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              INSURED TAX        LEHMAN BROTHERS
              EXEMPT FUND      MUNICIPAL BOND INDEX
JAN 89           9,375               10,000
DEC 89          10,174               11,079
DEC 90          10,819               11,886
DEC 91          11,928               13,330
DEC 92          12,876               14,505
DEC 93          14,149               16,286
DEC 94          13,355               15,444
DEC 95          15,494               18,161
DEC 96          15,930               18,932
DEC 97          17,247               20,672
DEC 98          18,216               22,012

(INSET BOX IN CHART READS:)

                       Average Annual Total Return*
Class A Shares       N.A.V. Only      S.E.C. Standardized
  One Year              5.62%              (1.02%)
  Five Years            5.18%               3.84%
  Ten Years             6.87%               6.18%
  S.E.C. 30-Day Yield            3.01%
Class B Shares
  One Year              4.83%                .83%
  Since Inception
  (1/12/95)             7.15%               6.53%
  S.E.C. 30-Day Yield            2.49%

 The graph compares a $10,000 investment in the First Investors Insured
 Tax Exempt Fund, Inc. (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.3%
              Alaska--.5%
   $ 8,000M   North Slope Boro, Alaska General Obligation
                Zero Coupon 6/30/2005                                                $    6,110,000       $    54
-----------------------------------------------------------------------------------------------------------------
              Arizona--1.0%
     8,550M   Arizona State Municipal Financing Program Ctfs.
                of Partn. 7.7% 8/1/2010                                                  10,805,063            96
-----------------------------------------------------------------------------------------------------------------
              California--6.4%
     2,750M   California Public Capital Improv. Fin. Auth. 8.1%
                3/1/2018                                                                  2,803,185            25
    15,770M   California State Public Works Board Lease Rev.
                Dept. of Corrections 5% 12/1/2019                                        16,006,550           143
     4,220M   Long Beach Finance Authority 6% 11/1/2017                                   4,858,275            43
    10,000M   San Francisco City & County Redev. Agcy. 6 3/4%
                7/1/2025                                                                 11,559,750           103
     5,000M   San Jose Redevelopment Agency Tax Allocation 6%
                8/1/2015                                                                  5,756,250            51
              Santa Clara County Financing Authority:
     5,000M     7 3/4% 11/15/2010                                                         6,575,000            59
     8,900M     5 3/4% 11/15/2013                                                        10,090,375            90
     6,220M   South Orange County Public Financing Authority
                6 1/2% 8/15/2010                                                          7,440,675            66
     5,000M   Walnut Valley Unified School District 7.2% 2/1/2016                         6,275,000            56
-----------------------------------------------------------------------------------------------------------------
                                                                                         71,365,060           636
-----------------------------------------------------------------------------------------------------------------
              Colorado--.5%
     5,000M   Denver City & County Airport Revenue 6%
                11/15/2013                                                                5,768,750            51
-----------------------------------------------------------------------------------------------------------------
              Connecticut--2.7%
              Connecticut Special Tax Obligation Revenue:
    13,500M     6 1/2% 10/1/2011                                                         16,115,625           144
     9,000M     6 1/8% 9/1/2012                                                          10,473,750            93
     3,400M   Connecticut State Dev. Auth. Rev. (Seabury Project)
                5% 9/1/2021                                                               3,349,000            30
-----------------------------------------------------------------------------------------------------------------
                                                                                         29,938,375           267
-----------------------------------------------------------------------------------------------------------------
              Delaware--.7%
     7,000M   Delaware State Econ. Dev. Auth. Rev. Pollution
                Control 7.15% 7/1/2018                                                    7,638,750            68
-----------------------------------------------------------------------------------------------------------------
              District of Columbia--2.3%
              Washington D.C. General Obligation:
     5,495M     Series "A" 6 1/2% 6/1/2009                                                6,408,543            57
    12,765M     Series "E" 6% 6/1/2012                                                   13,722,375           122
     5,030M     Series "E" 6% 6/1/2016                                                    5,671,325            51
-----------------------------------------------------------------------------------------------------------------
                                                                                         25,802,243           230
-----------------------------------------------------------------------------------------------------------------
              Florida--4.6%
              Escambia County Utilities Authority:
     5,485M     6 1/4% 1/1/2012                                                           6,486,013            58
     5,360M     6 1/4% 1/1/2013                                                           6,331,500            56
              Florida State Board of Education Lottery Revenue:
     3,245M     RITES-PA 371B Variable Rate 5.16006%
                  7/1/2012 (Note 6)**                                                     3,549,219            32
     3,410M     RITES-PA 371C Variable Rate 5.16006%
                  7/1/2013 (Note 6)**                                                     3,670,013            33
    10,000M   Lakeland, Florida Electric & Water Revenue 6%
                10/1/2012                                                                11,650,000           104
     4,500M   Orlando Regional Healthcare 6 1/4% 10/1/2021                                5,338,125            48
              Sunrise Utilities System Revenue:
     1,500M     10 1/4% 10/1/2000*                                                        1,672,500            15
     1,500M     10 3/4% 10/1/2000*                                                        1,683,750            15
     9,000M     5% 10/1/2028                                                              9,022,500            80
     1,395M   West Coast Regional Water Supply Auth. 10.4%
                10/1/2010*                                                                1,946,025            17
-----------------------------------------------------------------------------------------------------------------
                                                                                         51,349,645           458
-----------------------------------------------------------------------------------------------------------------
              Georgia--8.2%
              Fulton County Water & Sewer Revenue:
     6,160M     6 3/8% 1/1/2014                                                           7,268,800            65
     6,015M     RITES-PA374 Variable Rate 5.43699% 1/1/2014
                  (Note 6)**                                                              6,481,162            58
              Georgia Municipal Electric Authority Power Revenue:
     5,000M     6 1/4% 1/1/2012                                                           5,818,750            52
     5,000M     7 1/4% 1/1/2024                                                           6,681,250            59
              Metropolitan Atlanta Rapid Transit Authority:
     7,500M     6 3/4% 7/1/2004*                                                          8,671,875            77
    20,450M     6 1/4% 7/1/2011                                                          24,003,187           214
    28,605M     6% 7/1/2013                                                              32,788,481           292
-----------------------------------------------------------------------------------------------------------------
                                                                                         91,713,505           817
-----------------------------------------------------------------------------------------------------------------
              Hawaii--2.6%
              Hawaii State General Obligation:
     5,500M     6% 10/1/2009                                                              6,263,125            56
     6,000M     6% 10/1/2010                                                              6,840,000            61
     4,660M     RITES-PA 358A Variable Rate 5.43699%
                  4/1/2011 (Note 6)**                                                     5,271,625            47
     2,000M     RITES-PA 358B Variable Rate 5.43699%
                  4/1/2012 (Note 6)**                                                     2,225,000            20
     1,865M     RITES-PA 358C Variable Rate 5.43699%
                  4/1/2013 (Note 6)**                                                     2,042,175            18
     6,000M   Honolulu General Obligation 5 3/4% 4/1/2012                                 6,697,500            59
-----------------------------------------------------------------------------------------------------------------
                                                                                         29,339,425           261
-----------------------------------------------------------------------------------------------------------------
              Illinois--12.8%
              Chicago Board of Education Lease Certificates:
     5,000M     6% 1/1/2016                                                               5,631,250            50
    33,200M     6% 1/1/2020                                                              37,557,500           334
              Chicago General Obligation:
     7,000M     6% 7/1/2005*                                                              7,866,250            70
    16,660M     6 1/8% 1/1/2016                                                          18,388,475           164
              Chicago O'Hare International Airport Revenue:
    14,570M     6 3/8% 1/1/2012                                                          16,391,250           146
    10,000M     6 3/8% 1/1/2015                                                          11,150,000            99
    16,750M   Illinois Development Finance Auth. Poll. Control
                Rev. 6 3/4% 3/1/2015                                                     19,178,750           171
              Illinois Development Finance Authority Rev.
                (Rockford School 205):
     3,400M     6.55% 2/1/2009                                                            3,990,750            36
     5,000M     6.6% 2/1/2010                                                             5,931,250            53
     3,000M     6.65% 2/1/2011                                                            3,566,250            32
     4,000M   Regional Transportation Authority 7 3/4% 6/1/2019                           5,415,000            48
              Will County School District General Obligation:
     3,600M     7% 12/1/2007                                                              4,324,500            39
     2,080M     7.05% 12/1/2008                                                           2,527,200            22
     1,175M     7.1% 12/1/2009                                                            1,443,781            13
-----------------------------------------------------------------------------------------------------------------
                                                                                        143,362,206         1,277
-----------------------------------------------------------------------------------------------------------------
              Indiana--.7%
     4,070M   Delaware County Hosp. Auth. (Ball Memorial Hosp.)
                6 5/8% 8/1/2001*                                                          4,436,300            40
     3,555M   Indiana Housing Fin. Auth. Single-Family Mtge.
                Rev. 7.6% 1/1/2016                                                        3,710,531            33
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,146,831            73
-----------------------------------------------------------------------------------------------------------------
              Louisiana--4.1%
              Louisiana State General Obligation:
    14,555M     6% 5/1/2004*                                                             16,174,244           144
    14,000M     6% 5/1/2004*                                                             15,557,500           139
     8,050M     6.1% 5/1/2004*                                                            8,985,813            80
    15,000M   New Orleans Regional Transit Auth. Sales Tax Rev.
                Zero Coupon 12/1/2021                                                     4,743,750            42
-----------------------------------------------------------------------------------------------------------------
                                                                                         45,461,307           405
-----------------------------------------------------------------------------------------------------------------
              Massachusetts--7.5%
     4,750M   Boston General Obligation 7 3/8% 2/1/2000*                                  5,040,700            45
    10,025M   Boston, Mass. Water & Sewer 5 3/4% 11/1/2013                               11,265,594           100
     2,300M   Mass. Bay Transportation Authority Ctfs. of Partn.
                7.65% 8/1/2000*                                                           2,492,625            22
              Mass. Bay Transportation Authority Gen. Sys. Rev.:
     9,080M     5.8% 3/1/2012                                                            10,237,700            91
    10,775M     5.8% 3/1/2013                                                            12,108,406           108
    10,000M     5 7/8% 3/1/2015                                                          11,325,000           101
     1,500M   Mass. Health & Educational Facilities Authority
                (Carney Hospital) 7 3/4% 7/1/2000*                                        1,623,750            14
     6,540M   Mass. Housing Finance Agency 6% 12/1/2012                                   6,965,100            62
    20,550M   Mass. State General Obligation 6% 8/1/2009                                 23,529,750           210
-----------------------------------------------------------------------------------------------------------------
                                                                                         84,588,625           753
-----------------------------------------------------------------------------------------------------------------
              Michigan--2.1%
    10,000M   Michigan State General Obligation 6 1/4% 11/1/2012                         11,712,500           104
              Michigan State Housing Development Auth.
                Single-Family Mtge. Rev.:
     3,255M     7 1/2% 6/1/2015                                                           3,381,131            30
     2,500M     7.3% 12/1/2016                                                            2,606,250            23
     4,500M   Monroe County Econ. Dev. Corp. (Detroit
                Edison Co.) 6.95% 9/1/2022                                                5,821,875            52
-----------------------------------------------------------------------------------------------------------------
                                                                                         23,521,756           209
-----------------------------------------------------------------------------------------------------------------
              Minnesota--.7%
     1,290M   Eden Prairie Multi-Family Housing 8% 7/1/2026                               1,351,275            12
     1,240M   St. Paul Hsg. & Red. Auth. (Como-Lake Proj.)
                7 1/2% 3/1/2026 (Defaulted) (Note 1A)                                     1,277,287            11
     4,795M   University of Minnesota Series "A" 5 3/4% 7/1/2017                          5,316,456            48
-----------------------------------------------------------------------------------------------------------------
                                                                                          7,945,018            71
-----------------------------------------------------------------------------------------------------------------
              Mississippi--.4%
     4,475M   Mississippi Hosp. Equip. & Facs. Auth. Rev.
                (Baptist Med. Ctr.) 7.6% 5/1/2000*                                        4,805,031            43
-----------------------------------------------------------------------------------------------------------------
              Missouri--2.7%
              Missouri State Health & Educational Facilities Authority:
              BJC Health System Series "A":
     6,840M     6 3/4% 5/15/2010                                                          8,387,550            75
    10,175M     6 3/4% 5/15/2011                                                         12,527,969           111
    10,000M   Lester E. Cox Medical Center Zero Coupon
                9/1/2016                                                                  4,162,500            37
     5,245M   SSM Health Care 6 1/4% 6/1/2007                                             5,690,825            51
-----------------------------------------------------------------------------------------------------------------
                                                                                         30,768,844           274
-----------------------------------------------------------------------------------------------------------------
              Nevada--.1%
     1,200M   Nevada Housing Div. Single-Family Prog. 7.6%
                10/1/2018                                                                 1,245,000            11
-----------------------------------------------------------------------------------------------------------------
              New Jersey--1.7%
     4,440M   New Jersey Health Care Facs. Fing. Auth.
                (AHS Hosp. Corp.) 6% 7/1/2013                                             5,117,100            46
              New Jersey Housing & Mortgage Financing Revenue:
     5,380M     7 1/2% 4/1/2015                                                           5,565,287            50
     8,400M     7 3/8% 10/1/2017                                                          8,702,232            77
-----------------------------------------------------------------------------------------------------------------
                                                                                         19,384,619           173
-----------------------------------------------------------------------------------------------------------------
              New Mexico--.4%
     1,000M   Farmington Power Rev. Gen. Dev. 9 7/8% 7/1/2005*                            1,287,500            11
     3,075M   New Mexico Mortgage Finance Authority,
                Single-Family Mortgage 8% 1/1/2017                                        3,119,403            28
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,406,903            39
-----------------------------------------------------------------------------------------------------------------
              New York--10.3%
     1,930M   Metropolitan Transit Authority Commuter
              Facilities Revenue
              RITES-PA 359C Variable Rate 5.43699%
                7/1/2013 (Note 6)**                                                       2,118,175            19
     3,500M   Metropolitan Transit Authority Transit Facilities
                7 1/2% 7/1/2000*                                                          3,749,375            33
    22,250M   New York City Municipal Water Finance Auth. Rev.
                6% 6/15/2021                                                             25,754,375           229
     4,500M   New York State Dorm. Auth. Revs. City Univ.
                System 7 1/2% 7/1/2000*                                                   4,848,750            43
              New York State Dorm. Auth. Revs. State
                Univ. System:
     2,780M     7 1/4% 5/15/2000*                                                         2,974,600            27
    11,300M     7 3/8% 5/15/2014                                                         12,062,750           108
     6,585M     RITES-PA 390 Variable Rate 5.43699%
                  7/1/2015 (Note 6)**                                                     7,070,644            63
     3,820M     RITES-PA 391A Variable Rate 5.43699%
                  8/15/2011 (Note 6)**                                                    4,292,725            38
     1,250M     RITES-PA 391B Variable Rate 5.43699%
                  2/15/2012 (Note 6)**                                                    1,387,500            12
     5,000M   New York State General Obligation 6% 6/15/2011                              5,450,000            49
     6,385M   New York State Housing Finance Agency Rev.
                5 7/8% 11/1/2010                                                          6,911,763            62
              New York State Med. Care Facs. Fin. Agcy. Rev.:
     1,340M     Hosp. & Nursing 7.35% 2/15/1999*                                          1,400,715            12
    10,500M     St. Luke's Hosp. 7.45% 2/15/2000*                                        11,169,375           100
              New York State Thruway Authority Highway &
                Bridge Trust Fund:
     1,500M       RITES-PA 392A Variable Rate 5.43699%
                    4/1/2011 (Note 6)**                                                   1,687,500            15
     2,265M       RITES-PA 392B Variable Rate 5.43699%
                    4/1/2012 (Note 6)**                                                   2,514,150            22
     1,660M       RITES-PA 392C Variable Rate 5.43699%
                    4/1/2013 (Note 6)**                                                   1,817,700            16
     4,000M   New York State Urban Dev. Corp. 7 1/2% 1/1/2000*                            4,237,080            38
     5,840M   Suffolk County, N.Y. Indl. Dev. Agcy. Southwest
                Sewer Sys. 6% 2/1/2008                                                    6,628,400            59
              Triborough Bridge & Tunnel Authority
                Special Obligation:
     3,910M     RITES-PA 394A Variable Rate 5.46% 1/1/2011
                 (Note 6)**                                                               4,379,200            39
     3,540M     RITES-PA 394B Variable Rate 5.46% 1/1/2012
                 (Note 6)**                                                               3,916,125            35
     1,295M     RITES-PA 394C Variable Rate 5.46% 1/1/2013
                 (Note 6)**                                                               1,403,456            12
-----------------------------------------------------------------------------------------------------------------
                                                                                        115,774,358         1,031
-----------------------------------------------------------------------------------------------------------------
              North Carolina--1.8%
              North Carolina Municipal Power Agency (Catawba):
     8,950M     6% 1/1/2010                                                              10,147,063            90
     8,945M     6% 1/1/2011                                                              10,219,662            91
-----------------------------------------------------------------------------------------------------------------
                                                                                         20,366,725           181
-----------------------------------------------------------------------------------------------------------------
              North Dakota--1.2%
     10,500M   Mercer County Poll. Ctrl. Rev. (Basin Elec.
                Pwr. Coop.) 7.2% 6/30/2013                                               13,282,500           118
-----------------------------------------------------------------------------------------------------------------
              Ohio--.1%
     1,435M   Ohio State Air Quality Dev. Auth. (Ohio Power Co.)
                7.4% 8/1/2009                                                             1,486,717            13
-----------------------------------------------------------------------------------------------------------------
              Oklahoma--2.4%
              Grand River Dam Authority Revenue:
     9,000M     5 3/4% 6/1/2008                                                          10,125,000            90
    13,000M     6 1/4% 6/1/2011                                                          15,307,500           136
     1,420M   Tulsa County Home Fin. Auth. Single-Family Mtge.
                7.35% 11/1/2010                                                           1,498,100            14
-----------------------------------------------------------------------------------------------------------------
                                                                                         26,930,600           240
-----------------------------------------------------------------------------------------------------------------
              Pennsylvania--2.9%
     6,000M   Allegheny County Hosp. Dev. Auth. (UPMC Health
                Center) 6% 7/1/2024                                                       6,885,000            61
     5,000M   Pennsylvania State General Obligation 6 3/4%
                11/15/2013                                                                5,681,250            51
              Pennsylvania State Turnpike Commission Oil
                Franchise Tax Revenue:
     2,165M     RITES-PA 404A Variable Rate 5.46% 12/1/2013
                  (Note 6)**                                                              2,346,319            21
     2,835M     RITES-PA 404B Variable Rate 5.46% 12/1/2014
                  (Note 6)**                                                              3,047,625            27
     12,050M   Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                        14,369,625           128
-----------------------------------------------------------------------------------------------------------------
                                                                                         32,329,819           288
-----------------------------------------------------------------------------------------------------------------
              Puerto Rico--.5%
     5,000M   Puerto Rico Commonwealth Highway &
                Transportation Auth. Rev. 6% 7/1/2018                                     5,793,750            52
-----------------------------------------------------------------------------------------------------------------
              South Dakota--.4%
     3,855M   South Dakota Health & Edl. Facs. Auth.
                (McKennan Hosp.) 7 5/8% 7/1/2006*                                         4,857,300            43
-----------------------------------------------------------------------------------------------------------------
              Texas--10.1%
              Austin, Texas Utilities System Revenue:
     3,000M     8 5/8% 5/15/2002*                                                         3,457,500            31
    16,000M     6% 11/15/2013                                                            18,340,000           163
    30,465M     Zero Coupon 5/15/2018                                                    11,348,213           101
    29,410M     Zero Coupon 5/15/2019                                                    10,367,025            92
     5,000M   Bexar County, Texas Health Facs. (Baptist Memorial)
                6 3/4% 8/15/2004*                                                         5,781,250            51
              Harris County Toll Road Senior Lien:
     8,375M     Series "A" 6 1/2% 8/15/2002*                                              9,296,250            83
    11,065M     Series "A" 6 1/2% 8/15/2012                                              13,208,844           118
     7,305M     Series "A" 6 1/2% 8/15/2013                                               8,711,212            78
              Houston Water Conveyance System Certificates
                of Participation:
     2,250M     6 1/4% 12/15/2012                                                         2,646,562            24
     4,705M     6 1/4% 12/15/2013                                                         5,522,494            49
     4,950M     6 1/4% 12/15/2014                                                         5,785,312            51
     6,035M     6 1/4% 12/15/2015                                                         7,038,319            63
     5,300M   Rio Grande Valley Hlth. Fac. Dev. Corp.
                (Valley Baptist Med. Ctr.) 6.4% 8/1/2012                                  5,743,875            51
     5,000M   Texas Public Fin. Auth. 6.2% 2/1/2005                                       5,581,250            50
-----------------------------------------------------------------------------------------------------------------
                                                                                        112,828,106         1,005
-----------------------------------------------------------------------------------------------------------------
              Utah--.8%
     2,000M   Provo, Utah Electric System Revenue 10 3/8%
                9/15/2015                                                                 2,962,500            26
              Salt Lake County Water Conservancy
                District Revenue:
     3,800M     Zero Coupon 10/1/2011                                                     2,132,750            19
     3,800M     Zero Coupon 10/1/2012                                                     1,990,250            18
     3,760M     Zero Coupon 10/1/2013                                                     1,851,800            17
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,937,300            80
-----------------------------------------------------------------------------------------------------------------
              Virginia--1.2%
    11,000M   Hanover County Indl. Dev. Auth. (Mem. Regl.
                Med. Ctr. Proj.) 6 3/8% 8/15/2018                                        13,048,750           116
-----------------------------------------------------------------------------------------------------------------
              Washington--1.7%
              Washington Public Power Supply System:
     5,000M     Project No. 2 - 7 3/8% 7/1/2000*                                          5,381,250            48
     4,960M     Project No. 2 - 7 3/8% 1/1/2001*                                          5,400,200            48
       934M     Projects No. 4 & 5 - 8 1/2% 7/1/2017 (Defaulted)
                (Note 1A)                                                                   937,770             8
     5,000M   Washington State General Obligation 6.4% 6/1/2017                           5,881,250            52
     1,680M   Washington State Hsg. Fin. Comm. Single-Family
                Mtge. 7.7% 7/1/2016                                                       1,753,500            16
-----------------------------------------------------------------------------------------------------------------
                                                                                         19,353,970           172
-----------------------------------------------------------------------------------------------------------------
              Wisconsin--2.2%
    12,000M   Superior, Wisconsin Limited Obligation Rev.
                (Midwest Energy) 6.9% 8/1/2021                                           15,165,000           135
              Wisconsin Housing & Economic
                Development Authority:
     1,275M     7 1/2% 9/1/2017                                                           1,312,217            12
     4,145M     7.6% 9/1/2017                                                             4,326,344            39
     3,935M     7 3/4% 9/1/2017                                                           4,097,319            36
-----------------------------------------------------------------------------------------------------------------
                                                                                         24,900,880           222
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $975,428,269)                                    1,103,357,731         9,827
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.1%
       800M   New York State Energy Res. & Dev. Auth. (N.Y.S.
                Electric & Gas) Adjustable Rate Note 4.80%+                                 800,000             7
       400M   North Carolina Edl. Facs. Fin. Agy. Rev. (Bowman
                Grey Medical School Project) Adjustable Rate
                Note 3.95%+                                                                 400,000             4
-----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $1,200,000)                                                                       1,200,000            11
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $976,628,269)                         98.4%                                   1,104,557,731         9,838
Other Assets, Less Liabilities                 1.6                                       18,218,555           162
-----------------------------------------------------------------------------------------------------------------
Net Assets                                   100.0%                                  $1,122,776,286       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

**The interest rates on these securities (commonly referred to as inverse floaters) vary inversely with interest rates on other municipal obligations or an index and are reset at least weekly by the issuer. The interest rate shown on these securities is the rate in effect at December 31, 1998.

 +Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Cumulative Performance Information
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

           NEW YORK INSURED          LEHMAN BROTHERS
            TAX FREE FUND          MUNICIPAL BOND INDEX
JAN 89           9,375                   10,000
DEC 89          10,253                   11,079
DEC 90          10,864                   11,886
DEC 91          12,047                   13,330
DEC 92          13,095                   14,505
DEC 93          14,381                   16,286
DEC 94          13,658                   15,444
DEC 95          15,768                   18,161
DEC 96          16,234                   18,932
DEC 97          17,503                   20,672
DEC 98          18,482                   22,012

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               5.59%                  (1.01%)
  Five Years             5.15%                   3.80%
  Ten Years              7.02%                   6.33%
  S.E.C. 30-Day Yield              3.18%
Class B Shares
  One Year               4.84%                    .84%
  Since Inception
    (1/12/95)            6.93%                   6.30%
  S.E.C. 30-Day Yield              2.66%

 The graph compares a $10,000 investment in the First Investors New York Tax Free Fund, Inc. (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.10%), 3.77% and 6.32%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.09%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .74% and 6.27%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.56%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.6%
              Education--18.0%
              Monroe County Industrial Development Agency:
    $1,430M     Nazareth College Civic Facility 5 1/4% 4/1/2018                        $  1,463,962       $    76
     1,000M     Rochester Institute of Technology 7 3/4% 5/1/2000*                        1,075,000            56
              New York State Dormitory Authority Revenues:
                City University:
     1,955M       5 3/4% 7/1/2013                                                         2,196,931           114
     2,000M       5 3/4% 7/1/2013                                                         2,247,500           117
     2,000M       5 3/4% 7/1/2013                                                         2,247,500           117
     3,000M       6% 7/1/2020                                                             3,465,000           180
     2,800M     Manhattanville College 7 1/2% 7/1/2000*                                   3,017,000           156
     1,000M     Pace University 6 1/2% 7/1/2012                                           1,203,750            62
     4,510M     Special Act School Districts Program 5 1/4%
                  7/1/2015                                                                4,690,400           243
                State University Educational Facilities:
     1,880M       7 1/4% 5/15/2000*                                                       2,011,600           104
     1,000M       5 7/8% 5/15/2011                                                        1,135,000            59
     3,500M       5 1/2% 5/15/2013                                                        3,841,250           199
     3,700M       7 3/8% 5/15/2014                                                        3,949,750           205
     2,000M       5 1/4% 5/15/2015                                                        2,120,000           110
-----------------------------------------------------------------------------------------------------------------
                                                                                         34,664,643         1,798
-----------------------------------------------------------------------------------------------------------------
              General Obligation--15.5%
     1,250M   Monroe County 6% 3/1/2015                                                   1,425,000            74
              Nassau County:
     3,845M     6 1/2% 11/1/2004*                                                         4,440,975           230
     4,355M     5.7% 8/1/2012                                                             4,708,844           244
     1,300M     6% 7/1/2013                                                               1,491,750            77
              New York City:
     3,355M     6.95% 8/15/2004*                                                          3,883,412           202
     3,000M     6.2% 8/1/2008                                                             3,450,000           179
     1,000M     7 1/4% 3/15/2018                                                          1,055,000            55
              Niagara Falls Public Improvement:
     1,340M     7 1/2% 3/1/2012                                                           1,752,050            91
     1,680M     7 1/2% 3/1/2015                                                           2,207,100           114
     1,600M     7 1/2% 3/1/2018                                                           2,124,000           110
     1,750M   North Hempstead 6.4% 4/1/2012                                               2,097,812           109
     1,100M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                    1,310,375            68
-----------------------------------------------------------------------------------------------------------------
                                                                                         29,946,318         1,553
-----------------------------------------------------------------------------------------------------------------
              Health Care--12.3%
              New York State Dormitory Authority Revenues:
     1,500M     North Shore University Hospital 5 1/2% 11/1/2014                          1,629,375            84
     1,210M     North Shore University Hospital (Plainview)
                5 1/2% 11/1/2013                                                          1,323,438            69
              New York State Medical Care Facilities Agency:
     3,690M     Beth Israel Hospital 7 1/2% 11/1/2000*                                    4,022,100           208
     1,850M     Long Term Health Care 7 3/8% 11/1/2011                                    1,940,613           101
                Mental Health Services Facilities:
     4,090M       7 3/4% 2/15/2000*                                                       4,360,962           226
       955M       7 3/8% 2/15/2014                                                          995,139            52
       845M       7.7% 2/15/2018                                                            857,126            44
     4,915M       6 1/2% 8/15/2004*                                                       5,621,531           292
     2,750M     St. Luke's Hospital 7.45% 2/15/2000*                                      2,925,312           152
-----------------------------------------------------------------------------------------------------------------
                                                                                         23,675,596         1,228
-----------------------------------------------------------------------------------------------------------------
              Housing--3.3%
     2,250M   New York City Hsg. Dev. Corp. Ins. Multi-Family
                (Sheridan Manor) 7.45% 10/1/2008                                          2,349,270           122
     3,655M   New York State Housing Finance Agency 6.05%
                5/1/2011                                                                  3,983,950           206
-----------------------------------------------------------------------------------------------------------------
                                                                                          6,333,220           328
-----------------------------------------------------------------------------------------------------------------
              Transportation--25.7%
              Metropolitan Transit Authority of New York:
                Commuter Facilities Series:
     5,000M       6 1/8% 7/1/2004*                                                        5,593,750           290
     3,380M       RITES-PA 359A Variable Rate 5.43699%
                    7/1/2011 (Note 6)**                                                   3,810,950           198
     3,565M       RITES-PA 359B Variable Rate 5.43699%
                    7/1/2012 (Note 6)**                                                   3,966,063           206
     1,750M       RITES-PA 359C Variable Rate 5.43699%
                    7/1/2013 (Note 6)**                                                   1,920,625           100
     1,760M       5 3/4% 7/1/2021                                                         1,911,800            99
     1,000M     Dedicated Tax Fund Series "A" 5 1/2% 4/1/2015                             1,087,500            56
                Transit Facilities Series:
     4,250M       5 1/8% 7/1/2013                                                         4,398,750           228
     3,200M       5 1/2% 7/1/2017                                                         3,484,000           181
     1,500M       5 3/4% 7/1/2021                                                         1,623,750            84
     1,000M   New York City Transit Auth. Hwy. & Brdg. Trust
                Fund Rev. 7 1/2% 1/1/2000*                                                1,059,270            55
     3,325M   New York State Thruway Auth. Hwy. & Brdg. Trust
                Fund Rev. 5% 4/1/2018                                                     3,333,313           173
              Puerto Rico Commonwealth Highway &
                Transportation Authority:
     3,030M     6 1/4% 7/1/2014                                                           3,575,400           185
     5,000M     6% 7/1/2018                                                               5,793,750           300
     6,900M   Triborough Bridge & Tunnel Authority Series "Y"
                6% 1/1/2012                                                               7,943,625           412
-----------------------------------------------------------------------------------------------------------------
                                                                                         49,502,546         2,567
-----------------------------------------------------------------------------------------------------------------
              Utilities--12.2%
     5,275M   Long Island Power Authority 5% 4/1/2013                                     5,400,281           280
              New York City Municipal Water Finance Authority:
     4,975M     5 7/8% 6/15/2012                                                          5,677,719           294
     2,000M     5 7/8% 6/15/2013                                                          2,272,500           118
     2,750M     6% 6/15/2021                                                              3,183,125           165
              Suffolk County Water Authority:
     2,165M     6% 6/1/2014                                                               2,478,925           129
     4,000M     6% 6/1/2017                                                               4,600,000           239
-----------------------------------------------------------------------------------------------------------------
                                                                                         23,612,550         1,225
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.6%
     1,000M   New York State Dorm. Auth. Rev. (Suffolk County
                Jud. Facs.) 7 3/8% 7/1/2016                                               1,270,000            66
     5,000M   New York State Local Government Assistance
                Corporation 6% 4/1/2014                                                   5,687,500           295
     3,660M   New York State Urban Development Corporation
                Corr. Facs. 5 1/4% 1/1/2013                                               3,852,150           200
              Puerto Rico Public Buildings Authority:
     1,250M     6 1/4% 7/1/2013                                                           1,475,000            76
     2,035M     6 1/4% 7/1/2015                                                           2,403,844           125
     7,000M     5 1/2% 7/1/2021                                                           7,691,250           399
-----------------------------------------------------------------------------------------------------------------
                                                                                         22,379,744         1,161
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $172,980,419)     98.6%                            190,114,617         9,860
Other Assets, Less Liabilities                          1.4                               2,699,751           140
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                           $192,814,368       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**The interest rates on these securities (commonly referred to as inverse floaters) vary inversely with interest rates on other municipal obligations or an index and are reset at least weekly by the issuer. The interest rate shown on these securities is the rate in effect at December
  31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Arizona Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

          ARIZONA     LEHMAN BROTHERS
           FUND     MUNICIPAL BOND INDEX
NOV 90      9,375        10,000
DEC 90      9,337        10,246
DEC 91     10,241        11,490
DEC 92     11,345        12,503
DEC 93     13,033        14,038
DEC 94     12,298        13,313
DEC 95     14,562        15,654
DEC 96     15,100        16,320
DEC 97     16,502        17,819
DEC 98     17,521        18,974

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               6.17%                 (.48%)
  Five Years             6.10%                 4.74%
  Since Inception
    (11/1/90)            7.95%                 7.11%
  S.E.C. 30-Day Yield              3.69%
Class B Shares
  One Year               5.33%                 1.33%
  Since Inception
    (1/12/95)            8.15%                 7.54%
  S.E.C. 30-Day Yield              3.13%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Arizona Fund (Class A shares) beginning 11/1/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.17%), 3.97% and 6.17%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.02%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .60% and 6.70%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.42%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--ARIZONA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.8%
              Certificates of Participation--5.7%
              Arizona State:
    $  100M     6.1% 5/1/2007                                                           $   107,625       $    95
       375M     6 1/4% 9/1/2010                                                             407,344           358
       100M   Arizona State Municipal Financing Program 7.7%
                8/1/2010                                                                    126,375           111
-----------------------------------------------------------------------------------------------------------------
                                                                                            641,344           564
-----------------------------------------------------------------------------------------------------------------
              Education--1.0%
       100M   Arizona State University Revenue 7% 7/1/2001*                                 109,750            97
-----------------------------------------------------------------------------------------------------------------
              General Obligation--39.2%
              Maricopa County:
       235M     School District #3 (Tempe) 7.3% 7/1/2009                                    293,750           258
       400M     School District #11 (Peoria) 6.1% 7/1/2010                                  439,500           387
       100M     School District #14 (Creighton) 7 7/8% 7/1/2006                             123,875           109
     1,000M     School District #41 (Gilbert) Zero Coupon 1/1/2008                          683,750           602
       300M     School District #68 (Alhambra) 6 3/4% 7/1/2014                              342,375           301
       380M     School District #80 (Chandler) 6 1/4% 7/1/2011                              445,075           392
       275M     School District #80 (Chandler) 6 1/4% 7/1/2011                              332,750           293
       100M     School District #92 (Pendergast Elementary) 6 5/8%
                 7/1/2000*                                                                  105,625            93
       200M     School District #213 (Tempe) 7% 7/1/2008                                    242,750           214
       500M   Mohave County Unified School District #1
                (Lake Havasu) 5% 7/1/2015                                                   505,625           445
       100M   Pima County Unified School District #13
                (Tanque Verde) 6.7% 7/1/2010                                                114,625           101
       100M   Puerto Rico Commonwealth 6.6% 7/1/2002*                                       110,875            97
       200M   Santa Cruz County School District #35, 6% 7/1/2008                            219,000           193
              Yavapai County:
       230M     Elementary School District #6 (Cottonwood-Oak
                  Creek) 6.7% 7/1/2009                                                      260,475           229
       215M     Elementary School District #28 (Camp Verde) 6%
                  7/1/2008                                                                  237,038           209
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,457,088         3,923
-----------------------------------------------------------------------------------------------------------------
              Health Care--11.0%
       650M   Maricopa County Ind. Dev. Auth. (Samaritan
                Health Svcs.) 7% 12/1/2016                                                  817,375           720
       100M   Mohave County Hosp. Dist. #1 (Kingman Reg.
                Med. Ctr.) 6.45% 6/1/2008                                                   107,875            95
       300M   Pima County Ind. Dev. Auth. (Tucson Med. Ctr.)
                6 3/8% 4/1/2012                                                             326,250           287
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,251,500         1,102
-----------------------------------------------------------------------------------------------------------------
              Housing--2.7%
       200M   Maricopa Cnty. Indl. Dev. Auth. Multi-Family Housing
                (Stanford Courts Apts.) 5.1% 7/1/2013                                       202,500           178
       105M   Phoenix Hsg. Fin. Corp. Mtg. Rev. 6.65% 7/1/2006                              109,200            96
-----------------------------------------------------------------------------------------------------------------
                                                                                            311,700           274
-----------------------------------------------------------------------------------------------------------------
              Transportation--9.2%
       385M   Phoenix Airport Revenue 6 1/4% 7/1/2012                                       430,719           379
       500M   Phoenix Civic Improvement Corp. Airport Revenue 5%
                7/1/2018                                                                    499,375           440
       100M   Phoenix Street & Highway User Revenue 6 1/4%
                7/1/2002*                                                                   107,875            95
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,037,969           914
-----------------------------------------------------------------------------------------------------------------
              Utilities--16.7%
       200M   Central Arizona Water Conservation District
                Zero Coupon 5/1/2005                                                        154,500           136
              Chandler Water & Sewer Revenue:
       200M     7 1/4% 7/1/2013                                                             256,000           225
       225M     5 1/2% 7/1/2015                                                             237,375           209
       225M   Gilbert Water & Sewer Revenue 6 1/2% 7/1/2012                                 253,687           223
       350M   Mesa Utility Systems Revenue 6 1/8% 7/1/2007*                                 402,062           354
       100M   Peoria Water & Sewer Revenue 6.6% 7/1/2000*                                   104,750            92
       150M   Phoenix Civic Impt. Corp. Water System Rev. 5%
                7/1/2016                                                                    150,750           133
       250M   Tucson Water Revenue 8% 7/1/2013                                              339,687           299
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,898,811         1,671
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.3%
       250M   Bullhead City Mun. Ppty. Corp. Excise Tax Rev. 5%
                7/1/2012                                                                    258,125           227
       305M   Casa Grande Excise Tax Rev. 6.1% 4/1/2009                                     335,119           295
       225M   Phoenix Civic Impt. Mun. Facs. Excise Tax Rev. 6.6%
                7/1/2004*                                                                   257,906           227
       400M   Sierra Vista Mun. Ppty. Corp. Mun. Facs. Rev. 6%
                1/1/2011                                                                    437,000           385
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,288,150         1,134
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,827,065)                                         10,996,312         9,679
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX-EXEMPT
              INVESTMENTS--.9%
       100M   Puerto Rico Commonwealth Government Development
                Bank Adjustable Rate Note 3.60%** (cost $100,000)                           100,000            88
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $9,927,065)                                    97.7%                             11,096,312         9,767
Other Assets, Less Liabilities                          2.3                                 264,883           233
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $11,361,195       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer. Interest rate shown is the rate in effect at
  December 31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--California Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

        CALIFORNIA       LEHMAN BROTHERS
              FUND     MUNICIPAL BOND INDEX
JAN 89       9,375          10,000
DEC 89      10,324          11,079
DEC 90      11,062          11,886
DEC 91      12,307          13,330
DEC 92      13,496          14,505
DEC 93      15,288          16,286
DEC 94      14,347          15,444
DEC 95      16,952          18,161
DEC 96      17,616          18,932
DEC 97      19,318          20,672
DEC 98      20,538          22,012

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               6.31%                  (.35%)
  Five Years             6.09%                  4.73%
  Ten Years              8.16%                  7.46%
  S.E.C. 30-Day Yield               3.33%
Class B Shares
  One Year               5.40%                  1.40%
  Since Inception
    (1/12/95)            8.28%                  7.67%
  S.E.C. 30-Day Yield               2.76%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--California Fund (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (.70%), 4.37% and 6.89%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.98%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been 1.03% and 7.30%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.39%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CALIFORNIA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--103.0%
              Certificates of Participation--12.6%
    $  500M   Castaic Lake Water Agency Water System Impt.
                Proj. 7% 8/1/2012                                                       $   631,875       $   419
              San Diego County:
       750M     Downtown Courthouse 4 1/2% 5/1/2023                                         694,688           460
       500M     County Inmate Reception Center 6 3/4% 8/1/2004*                             580,000           384
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,906,563         1,263
-----------------------------------------------------------------------------------------------------------------
              General Obligation--15.4%
       500M   Coachella Valley Unified School District Zero Coupon
                8/1/2016                                                                    210,625           140
     1,000M    Escondido Unified High School District Zero Coupon
                5/1/2020                                                                    342,500           227
       270M   Greenfield School District 7.1% 8/1/1999*                                     281,505           186
              Walnut Valley School District:
       750M     6% 8/1/2012                                                                 861,562           571
       500M     7.2% 2/1/2016                                                               627,500           416
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,323,692         1,540
-----------------------------------------------------------------------------------------------------------------
              Utilities--8.0%
       575M   East Bay Municipal Utility District 6.4% 6/1/2004*                            656,938           435
       250M   Fresno Water Revenue 6 1/4% 9/1/2014                                          295,937           196
       250M   Los Angeles Wastewater System 7% 6/1/1999*                                    258,505           171
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,211,380           802
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--67.0%
       500M   Barstow Redevelopment Agency 7% 9/1/2014                                      630,000           417
       100M   California Public Capital Impt. Fin. Auth. Rev. 8.1%
                3/1/2018                                                                    101,934            68
     1,315M   California State Public Works Board 6 1/2% 12/1/2008                        1,566,494         1,038
     1,000M   Long Beach Financing Authority Revenue 6% 11/1/2017                         1,151,250           763
       300M   Sacramento Redev. Agency Merged Downtown Redev.
                Proj. 6 3/4% 11/1/2005                                                      321,750           213
       640M   San Francisco City & Cnty. Pkg. Auth. Rev. 7%
                6/1/2011                                                                    760,000           504
       500M   San Francisco City & Cnty. Redev. Agy. (Moscone Ctr.)
                6 3/4% 7/1/2015                                                             572,500           379
       500M   San Jose Redevelopment Agency 6% 8/1/2015                                     575,625           381
       700M   San Mateo Joint Powers Authority Lease Revenue
                6 1/2% 7/1/2015                                                             845,250           560
       500M   San Rafael Redevelopment Agency 6.45% 12/1/2017                               551,875           366
       500M   Santa Ana Financing Authority Lease Rev. 6 1/4%
                7/1/2015                                                                    589,375           391
       750M   Santa Margarita/Dana Point Impt. Dist. 7 1/4%
                8/1/2010                                                                    951,562           630
       750M   South Gate Public Financing Authority 6% 10/1/2012                            872,812           578
       500M   South Orange County Public Finance Authority 7%
                9/1/2011                                                                    625,000           414
-----------------------------------------------------------------------------------------------------------------
                                                                                         10,115,427         6,702
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,619,312)     103.0%                             15,557,062        10,307
Excess of Liabilities Over Other Assets                (3.0)                               (463,321)         (307)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $15,093,741       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Colorado Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

         COLORADO       LEHMAN BROTHERS
             FUND     MUNICIPAL BOND INDEX
MAY 92      9,375            10,000
DEC 92     10,015            10,753
DEC 93     11,432            12,073
DEC 94     10,773            11,449
DEC 95     12,739            13,463
DEC 96     13,321            14,035
DEC 97     14,570            15,325
DEC 98     15,483            16,318

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               6.27%                  (.40%)
  Five Years             6.26%                  4.89%
  Since Inception
    (5/4/92)             7.80%                  6.77%
  S.E.C. 30-Day Yield             3.64%
Class B Shares
  One Year               5.48%                  1.48%
  Since Inception
    (1/12/95)            8.44%                  7.84%
  S.E.C. 30-Day Yield             3.08%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Colorado Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.31%), 3.84% and 5.64%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.76%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .51% and 6.56%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.14%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--COLORADO FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--95.6%
              Education--9.0%
      $225M   Colorado Postsecondary Educ. Facs. Auth. Rev.
                (Aurora Fndtn. Proj.) 6% 9/1/2015                                         $ 245,812         $ 623
       100M   University of Northern Colorado Revenue 6% 6/1/2004*                          110,750           281
-----------------------------------------------------------------------------------------------------------------
                                                                                            356,562           904
-----------------------------------------------------------------------------------------------------------------
              General Obligation--44.1%
       150M   Bayfield School District #10, 6 1/2% 6/1/2009                                 169,313           429
       250M   Douglas County School District #RE 1, 8% 12/15/2009                           329,673           835
       150M   Eagle Garfield & Routt Cntys. School District #RE 50J,
                6.3% 12/1/2012                                                              168,750           428
       150M   El Paso County School District #020, 6.2% 12/15/2007                          172,875           438
       150M   Garfield County School District #RE 2, 6.15% 12/1/2003*                       166,500           422
       150M   Garfield Pitkin & Eagle Cntys. School District #RE 1,
                6.6% 6/15/2004*                                                             170,812           433
       100M   Miguel County Mountain Village Met. Dist. 5%
                12/1/2017                                                                    99,750           253
       150M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      179,063           454
       100M   Summit County School District #RE 1, 6.55% 12/1/2004*                         113,875           289
       150M   Yuma Hospital District 6.4% 11/1/2004*                                        169,688           430
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,740,299         4,411
-----------------------------------------------------------------------------------------------------------------
              Health Care--12.5%
              Colorado Health Facilities Authority (Sisters of Charity):
       100M     6 1/4% 5/15/2012                                                            116,750           296
       100M     5% 12/1/2013                                                                101,750           258
       250M   Colorado Springs Hospital Revenue 6% 12/15/2015                               276,875           702
-----------------------------------------------------------------------------------------------------------------
                                                                                            495,375         1,256
-----------------------------------------------------------------------------------------------------------------
              Transportation--10.4%
       100M   Arapahoe County Capital Improv. Highway Rev. (E-470)
                6.05% 8/31/2005*                                                            110,875           281
       150M   Denver City & County Airport Revenue 5 3/4%
                11/15/2016                                                                  162,375           411
       115M   Puerto Rico Commonwealth Hwy. & Transn. Auth. Rev.
                6 1/4% 7/1/2014                                                             135,700           344
-----------------------------------------------------------------------------------------------------------------
                                                                                            408,950         1,036
-----------------------------------------------------------------------------------------------------------------
              Utilities--11.0%
       150M   Westminster Water & Wastewater Util. Enterprise Rev.
                6% 12/1/2009                                                                162,750           412
       150M   Widefield Water & Sanitary District Water & Sewer
                Rev. 5.6% 12/1/2026                                                         159,375           404
       100M   Woodland Park Wastewater Util. Rev. 6.05% 12/1/2013                           110,500           280
-----------------------------------------------------------------------------------------------------------------
                                                                                            432,625         1,096
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--8.6%
       100M   Pueblo Urban Renewal Authority Tax Increment Rev.
                6.05% 12/1/2012                                                             109,625           278
       100M   Puerto Rico Mun. Fin. Agy. Series "A" 6% 7/1/2014                             109,750           278
       100M   Puerto Rico Public Buildings Authority 6 1/4 7/1/2012                         118,250           300
-----------------------------------------------------------------------------------------------------------------
                                                                                            337,625           856
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,391,104)       95.6%                               3,771,436        9,559
Other Assets, Less Liabilities                          4.4                                  174,107          441
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                              $3,945,543      $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Connecticut Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              CONNECTICUT         LEHMAN BROTHERS
                 FUND          MUNICIPAL BOND INDEX
OCT 90           9,375                10,000
DEC 90           9,395                10,431
DEC 91          10,345                11,698
DEC 92          11,306                12,730
DEC 93          12,900                14,292
DEC 94          12,030                13,553
DEC 95          14,097                15,938
DEC 96          14,573                16,615
DEC 97          15,851                18,142
DEC 98          16,826                19,317

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               6.15%                   (.50%)
  Five Years             5.46%                   4.11%
  Since Inception
    (10/8/90)            7.36%                   6.52%
  S.E.C. 30-Day Yield             3.30%
Class B Shares
  One Year               5.22%                   1.22%
  Since Inception
    (1/12/95)            7.71%                   7.10%
  S.E.C. 30-Day Yield             2.73%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Connecticut Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (.84%), 3.67% and 5.91%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.97%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .86% and 6.64%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.38%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.8%
              Certificates of Participation--1.7%
              Connecticut State (Middletown Courthouse Facilities):
    $  130M     6 1/4% 12/15/2001*                                                      $   141,862       $    68
       100M     6 1/4% 12/15/2001*                                                          109,125            52
       100M     6 1/4% 12/15/2001*                                                          109,125            52
-----------------------------------------------------------------------------------------------------------------
                                                                                            360,112           172
-----------------------------------------------------------------------------------------------------------------
              Education--22.9%
              Conn. State Health & Educational Facilities
                Authority Revenue:
       725M     Choate Rosemary Hall 6.8% 7/1/2004*                                         833,750           398
       500M     Loomis Chafee School Project-Series "B" 6%
                  7/1/2015                                                                  546,250           261
     1,000M     Trinity College 6 1/8% 7/1/2004*                                          1,125,000           538
     1,000M     Quinnipiac College 4 3/4% 7/1/2024                                          965,590           462
              University of Connecticut:
       750M     5 1/4% 4/1/2014                                                             786,562           376
       500M     5 1/4% 6/1/2015                                                             525,000           251
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,782,152         2,286
-----------------------------------------------------------------------------------------------------------------
              General Obligation--26.9%
       250M   Ansonia 5% 10/15/2015                                                         254,063           121
       100M   Bethel 6 1/2% 2/15/2011                                                       119,000            57
       775M   Bridgeport 5 1/2% 9/1/2015                                                    817,625           391
              Connecticut State:
       500M     6 1/2% 3/15/2002* - Series "A"                                              550,000           263
       700M     6% 3/15/2012 - Series "E"                                                   805,000           385
       130M   Coventry 6.7% 12/15/2009                                                      156,813            75
              Griswold:
       250M     5 3/4% 4/15/2010                                                            265,000           127
       100M     6 1/4% 6/15/2010                                                            116,750            56
       100M   Groton City 6 3/4% 6/1/2007                                                   118,375            56
       800M   New Britain 6% 3/1/2012                                                       921,000           440
       130M   Newton 6.7% 8/15/2010                                                         158,275            76
       250M   Plainfield 6 3/8% 8/1/2011                                                    272,500           130
       290M   Regional School District #5, 6.3% 3/1/2002*                                   313,562           150
       330M   Southington 6.55% 4/1/2012                                                    362,175           173
        90M   Stafford 6.55% 11/15/2008                                                     106,988            51
       250M   Westbrook 6.4% 3/15/2010                                                      294,375           141
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,631,501         2,692
-----------------------------------------------------------------------------------------------------------------
              Health Care--19.4%
              Conn. State Health & Educationial Facilities
                Authority Revenue:
       450M     Bridgeport Hospital 6 1/2% 7/1/2012                                         495,000           237
       500M     Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                               551,875           264
       500M     Masonicare 5% 7/1/2013                                                      512,500           245
       700M     New Britain General Hospital 6 1/8% 7/1/2014                                773,500           370
       325M     Stamford Hospital 6 1/2% 7/1/2006                                           350,187           167
       750M     Yale-New Haven Hospital 5.7% 7/1/2025                                       807,187           386
       500M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             559,375           267
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,049,624         1,936
-----------------------------------------------------------------------------------------------------------------
              Housing--3.9%
       750M   Connecticut State Housing Finance Authority 6%
                11/15/2010                                                                  805,315           385
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.1%
              Connecticut State Special Tax Oblig.
                Transportation Infrastructure:
       285M     6% 10/1/2004*                                                               317,775           152
       250M     6.1% 10/1/2004*                                                             280,000           134
       500M     6 1/2% 10/1/2011                                                            596,875           285
       250M     6 1/8% 9/1/2012                                                             289,687           139
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,484,337           710
-----------------------------------------------------------------------------------------------------------------
              Utilities--3.9%
              South Central Conn. Regl. Water Auth. Water Sys. Rev.:
       250M     5 7/8% 8/1/2002*                                                            271,875           130
       500M     6 1/8% 8/1/2014                                                             550,625           263
-----------------------------------------------------------------------------------------------------------------
                                                                                            822,500           393
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--12.0%
       545M   Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2%
                6/15/2008                                                                   617,894           295
              Puerto Rico Public Buildings Authority:
       350M     6 1/4% 7/1/2013                                                             413,000           198
       575M     6 1/4% 7/1/2015                                                             679,219           325
       795M   Puerto Rico Commonwealth Infrastructure Fing.
                Auth. Spl. 5% 7/1/2017                                                      803,944           384
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,514,057         1,202
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,528,995)      97.8%                             20,449,598         9,776
Other Assets, Less Liabilities                          2.2                                 467,802           224
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $20,917,400       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Florida Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              FLORIDA       LEHMAN BROTHERS
                 FUND     MUNICIPAL BOND INDEX
OCT 90          9,375          10,000
DEC 90          9,345          10,431
DEC 91         10,442          11,698
DEC 92         11,526          12,730
DEC 93         13,161          14,292
DEC 94         12,451          13,553
DEC 95         14,788          15,938
DEC 96         15,282          16,615
DEC 97         16,685          18,142
DEC 98         17,702          19,317

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               6.09%                   (.55%)
  Five Years             6.11%                   4.74%
  Since Inception
    (10/5/90)            8.01%                   7.17%
  S.E.C. 30-Day Yield             3.34%
Class B Shares
  One Year               5.19%                   1.19%
  Since Inception
    (1/12/95)            8.22%                   7.62%
  S.E.C. 30-Day Yield             2.76%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Florida Fund (Class A shares) beginning 10/5/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (.85%), 4.27% and 6.53%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.05%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .86% and 7.17%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.45%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.8%
              General Obligation--7.4%
    $  300M   Miami 6% 12/1/2010                                                        $   348,750       $   131
     1,000M   Miami-Dade County School Board 5% 8/1/2025                                    995,000           372
       500M   North Springs Improvement District 7% 10/1/2009                               621,250           232
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,965,000           735
-----------------------------------------------------------------------------------------------------------------
              Health Care--9.0%
       350M   North Broward Hospital District 6 1/2% 1/1/2002*                              383,688           144
     1,000M   Orange County Health Facs. Auth. (Orlando Regl.
                Healthcare) 6 1/4% 10/1/2018                                              1,177,500           440
       750M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             839,063           314
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,400,251           898
-----------------------------------------------------------------------------------------------------------------
              Housing--.5%
       130M   Dade County Hsg. Fin. Auth. Single-Family Mtge.
                6.95% 12/15/2012                                                            137,962            52
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.2%
       500M   Dade County Aviation Revenue Series "A" 6%
                10/1/2010                                                                   560,625           209
       300M   Florida State Turnpike Authority Turnpike Revenue
                6.35% 7/1/2002*                                                             328,500           123
       250M   Pensacola Airport Revenue 5.6% 10/1/2017                                      270,000           101
       455M   Port Palm Beach District Revenue 6 1/4% 9/1/2008                              502,206           188
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,661,331           621
-----------------------------------------------------------------------------------------------------------------
              Utilities--54.0%
       750M   Charlotte County Utilities Revenue 6 3/4% 10/1/2003*                          859,687           321
     1,000M   Cocoa Water & Sewer Revenue 5 3/4% 10/1/2017                                1,097,500           410
              Escambia County Utilities Authority Util. Sys. Rev.:
       500M     6 1/4% 1/1/2013                                                             590,625           221
     1,000M     6 1/4% 1/1/2015                                                           1,186,250           444
       690M   Jacksonville Beach Utility Revenue 6 3/4% 10/1/2001*                          759,000           284
       300M   Kissimmee Utility Authority Electric System Revenue
                6 1/2% 10/1/2001*                                                           327,750           123
     1,495M   Lakeland Electric & Water Revenue 6% 10/1/2014                              1,732,331           648
       350M   Miramar Utilities Improvement Revenue 6.4%
                10/1/2007                                                                   397,250           149
       500M   Nassau County Gas Tax 5% 10/1/2018                                            502,500           188
     1,000M   North Springs Impt. Dist. Water & Sewer Revenue
                5 1/8% 10/1/2017                                                          1,022,500           383
     1,000M   Plant City Utility System Revenue 6% 10/1/2015                              1,163,750           435
       100M   Reedy Creek Improvement District Utilities Revenue
                6 1/2% 10/1/2001*                                                           108,375            41
       500M   Sarasota County Utility System Revenue 6 1/2%
                10/1/2004*                                                                  575,625           215
              Seminole County Water & Sewer Revenue:
       500M     6% 10/1/2009                                                                578,750           217
       500M     6% 10/1/2019                                                                573,750           215
     1,000M   St. John's County Water & Sewer Revenue 5 1/2%
                6/1/2011                                                                  1,107,500           414
     1,000M   Sunrise Utility System Revenue 5% 10/1/2028                                 1,002,500           375
       750M   West Melbourne Water & Sewer Revenue 6 3/4%
                10/1/2014                                                                   855,937           320
-----------------------------------------------------------------------------------------------------------------
                                                                                         14,441,580         5,403
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--21.7%
     1,000M   Indian Trace Community Dev. District 5 3/4% 5/1/2011                        1,096,250           410
     1,000M   Jacksonville Capital Improvement (Gator Bowl Project)
                5 7/8% 10/1/2015                                                          1,096,250           410
       350M   Jacksonville Excise Taxes Revenue 6 1/2% 10/1/2013                            385,438           144
       600M   Orange County Tourist Development Tax Revenue
                5.9% 10/1/2010                                                              689,250           258
     1,000M   Palm Beach County Criminal Justice Facilities Revenue
                5 3/8% 6/1/2011                                                           1,095,000           410
       300M   St. Lucie County Sales Tax Revenue 6 1/2% 10/1/2002*                          334,125           125
     1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                          1,117,500           418
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,813,813         2,175
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,600,391)      98.8%                             26,419,937         9,884
Other Assets, Less Liabilities                          1.2                                 311,361           116
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $26,731,298       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Georgia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

               GEORGIA       LEHMAN BROTHERS
                  FUND     MUNICIPAL BOND INDEX
MAY 92           9,375           10,000
DEC 92           9,803           10,753
DEC 93          11,289           12,073
DEC 94          10,760           11,449
DEC 95          12,740           13,463
DEC 96          13,242           14,035
DEC 97          14,565           15,325
DEC 98          15,451           16,318

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               6.08%                   (.58%)
  Five Years             6.48%                   5.12%
  Since Inception
    (5/1/92)             7.77%                   6.74%
  S.E.C. 30-Day Yield              3.81%
Class B Shares
  One Year               5.23%                   1.23%
  Since Inception
    (1/12/95)            8.39%                   7.79%
  S.E.C. 30-Day Yield             3.26%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Georgia Fund (Class A shares) beginning 5/1/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.60%), 3.93% and 5.32%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.81%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .16% and 6.48%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.21%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.5%
              Education--5.3%
              Private Colleges & Universities Facilities Authority:
      $ 80M   Mercer University Project 6.35% 11/1/2006                                   $  91,900       $   269
        80M   Spelman University Project 6% 6/1/2009                                         88,100           258
-----------------------------------------------------------------------------------------------------------------
                                                                                            180,000           527
-----------------------------------------------------------------------------------------------------------------
              General Obligation--25.1%
        75M   Columbia County School District 6 1/4% 4/1/2013                                83,063           244
       100M   Hall County School District 6.7% 12/1/2004*                                   116,250           341
       100M   Mitchell County School District 6 1/2% 3/1/2009                               114,000           334
       125M   Paulding County School District 6% 2/1/2013                                   142,656           418
       100M   Peach County School District 6.4% 2/1/2005*                                   114,375           335
       150M   Pike County School District 5.7% 2/1/2016                                     165,937           486
       100M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      119,375           350
-----------------------------------------------------------------------------------------------------------------
                                                                                            855,656         2,508
-----------------------------------------------------------------------------------------------------------------
              Health Care--7.1%
       100M   Fulton De Kalb Hosp. Auth. (Grady Memorial Hosp.)
                5 1/2% 1/1/2020                                                             103,500           303
       125M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             139,844           410
-----------------------------------------------------------------------------------------------------------------
                                                                                            243,344           713
-----------------------------------------------------------------------------------------------------------------
              Housing--4.7%
       150M   Georgia State Housing & Finance Authority Revenue
                5.7% 12/1/2011                                                              159,750           468
-----------------------------------------------------------------------------------------------------------------
              Transportation--11.4%
       300M   Metropolitan Atlanta Rapid Transit Authority 6 1/4%
                7/1/2011                                                                    352,125         1,032
        30M   Puerto Rico Commonwealth Hwy. & Transn. Auth.
                6 1/4% 7/1/2014                                                              35,400           104
-----------------------------------------------------------------------------------------------------------------
                                                                                            387,525         1,136
-----------------------------------------------------------------------------------------------------------------
              Utilities--31.6%
        95M   Brunswick Water & Sewer Revenue 6.1% 10/1/2019                                110,556           324
        85M   Conyers Water & Sewer Revenue 6.45% 7/1/2010                                   94,987           279
        80M   Cordele Combined Public Utilities Revenue 6.4%
                11/1/2014                                                                    90,400           265
       250M   Fulton County Water & Sewer Revenue 6 3/8% 1/1/2014                           292,813           858
              Georgia Municipal Gas Authority Revenue:
        80M     6.8% 11/1/2009                                                               92,000           270
       100M     5.8% 1/1/2015                                                               109,250           320
       150M   Milledgeville Water & Sewer Revenue 6% 12/1/2021                              173,250           508
       100M   St. Mary's Water & Sewer Revenue 6 1/8% 7/1/2018                              116,125           340
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,079,381         3,164
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.3%
        80M   Appling County Dev. Auth. Poll. Ctl. Rev. 7.1%
                1/1/2014                                                                     91,600           269
        80M   Downtown Smyrna Development Authority Revenue
                6.7% 2/1/2005*                                                               92,800           272
        50M   East Point Building Authority Revenue 6% 2/1/2011                              54,500           160
       125M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                        147,500           432
-----------------------------------------------------------------------------------------------------------------
                                                                                            386,400         1,133
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $2,931,170)       96.5%                              3,292,056         9,649
Other Assets, Less Liabilities                          3.5                                 119,605           351
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                             $3,411,661       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Maryland Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              MARYLAND             LEHMAN BROTHERS
                  FUND           MUNICIPAL BOND INDEX
OCT 90           9,375                10,000
DEC 90           9,555                10,431
DEC 91          10,374                11,698
DEC 92          11,346                12,730
DEC 93          13,005                14,292
DEC 94          12,277                13,553
DEC 95          14,426                15,938
DEC 96          14,905                16,615
DEC 97          16,335                18,142
DEC 98          17,378                19,317

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               6.38%                   (.30%)
  Five Years             5.97%                   4.61%
  Since Inception
    (10/8/90)            7.78%                   6.94%
  S.E.C. 30-Day Yield             3.90%
Class B Shares
  One Year               5.54%                   1.54%
  Since Inception
    (1/12/95)            8.11%                   7.50%
  S.E.C. 30-Day Yield             3.36%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Maryland Fund (Class A shares) beginning 10/8/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.04%), 3.77% and 5.90%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.19%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .76% and 6.31%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.60%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.

Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.0%
              Education--7.9%
      $250M   Maryland State Health & Higher Edl. Facs. Auth.
                 (College of Art) 5% 6/1/2019                                           $   252,188          $187
              Morgan State University Academic & Aux. Facs.
                Fees Revenue:
       500M     6.05% 7/1/2015                                                              578,125           429
       200M     6.1% 7/1/2020                                                               238,000           176
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,068,313           792
-----------------------------------------------------------------------------------------------------------------
              General Obligation--27.9%
       350M   Anne Arundel County Water & Sewer 6.3% 8/1/2015                               391,125           290
              Baltimore, Maryland:
       100M     6.3% 10/15/2004                                                             112,375            83
       100M     7% 10/15/2009                                                               123,000            91
       250M     5 5/8% 10/15/2012                                                           272,813           202
       100M     5 5/8% 10/15/2013                                                           108,500            81
       100M   Chesapeake Beach 6 1/2% 5/1/2012                                              106,375            79
              Frederick:
       100M     6 1/8% 12/1/2008                                                            108,750            81
       200M     6 1/8% 10/1/2014                                                            221,500           164
              Puerto Rico Commonwealth:
       105M     6.6% 7/1/2002*                                                              116,419            86
       630M     6 1/4% 7/1/2012                                                             752,062           557
       275M     5 1/4% 7/1/2015                                                             287,719           213
       250M     5.65% 7/1/2015                                                              280,313           208
       500M   Queen Annes County 5.6% 11/15/2015                                            536,250           397
       325M   Washington County 5.8% 1/1/2013                                               353,031           262
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,770,232         2,794
-----------------------------------------------------------------------------------------------------------------
              Health Care--19.7 %
       500M   Calvert County Economic Development Authority 5%
                1/1/2017                                                                    505,000           374
       250M   Maryland State Indl. Dev. Fing. Auth. (Holy Cross
                Health System) 5.7% 12/1/2010                                               277,813           206
              Maryland State Health & Higher Education
                Facilities Authority:
       500M     Maryland General Hospital 6 1/8% 7/1/2014                                   553,750           410
       250M     Medlantic/Helix 5 1/4% 8/15/2015                                            262,187           194
       140M     Sinai Hospital of Baltimore 7% 7/1/2000*                                    149,975           111
       110M     Suburban Hospital 6% 7/1/2002*                                              118,250            88
       325M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             363,594           270
       350M   Takoma Park Hospital Facilities (Adventist Hosp.)
                6 1/2% 9/1/2012                                                             420,875           312
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,651,444         1,965
-----------------------------------------------------------------------------------------------------------------
              Housing--12.8%
       250M   Baltimore County Mortgage Revenue
                 (Old Orchard Apts.) 7% 7/1/2016                                            273,125           202
              Maryland State Community Dev. Admin. Dept. Hsg. &
                Cmnty. Dev.:
        45M     7% 6/1/2001*                                                                 49,331            37
       345M     7% 4/1/2014                                                                 371,737           276
       600M     5 7/8% 7/1/2016                                                             633,750           470
       200M     5.6% 3/1/2017                                                               209,750           155
       175M   Montgomery County Single Family Mortgage Revenue
                6 1/2% 7/1/2011                                                             187,906           139
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,725,599         1,279
-----------------------------------------------------------------------------------------------------------------
              Transportation--6.6%
       500M   Maryland State Department of Transportation Zero
                Coupon 7/1/2012                                                             268,750           199
       525M   Puerto Rico Highway & Transportation Authority
                6 1/4% 7/1/2014                                                             619,500           459
-----------------------------------------------------------------------------------------------------------------
                                                                                            888,250           658
-----------------------------------------------------------------------------------------------------------------
              Utilities--6.7%
       250M   Baltimore Revenue Water Project 5.8% 7/1/2015                                 272,500           202
              Baltimore Wastewater Utilities Revenue:
       165M     6 1/2% 7/1/2000*                                                            172,425           128
       215M     6 1/4% 7/1/2002*                                                            236,500           175
       200M     6% 7/1/2015                                                                 228,750           169
-----------------------------------------------------------------------------------------------------------------
                                                                                            910,175           674
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--15.4%
       300M   Baltimore City Parking System Facilities 5 1/4%
                7/1/2021                                                                    316,875           235
              Baltimore Convention Center:
       250M     6.1% 9/1/2004*                                                              277,500           205
       500M     5% 9/1/2019                                                                 505,000           374
       250M   Maryland State Stadium Authority 5 7/8% 12/15/2013                            275,625           204
       100M   Montgomery County Parking Revenue (Bethesda
                Parking Lot) 6 1/4% 6/1/2009                                                108,875            81
       500M   Puerto Rico Public Buildings Authority 6 1/4%
                7/1/2015                                                                    590,625           438
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,074,500         1,537
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,911,214)                                        13,088,513         9,699
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.7%
       100M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                (Ana G. Mendez Univ. Sys. Proj.) Adjustable Rate
                Note 3.60%** (cost $100,000)                                                100,000            74
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $12,011,214)                                   97.7%                             13,188,513         9,773
Other Assets, Less Liabilities                          2.3                                 306,766           227
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $13,495,279       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
  Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Massachusetts Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

         MASSACHUSETTS      LEHMAN BROTHERS
                  FUND    MUNICIPAL BOND INDEX
JAN 89           9,375          10,000
DEC 89          10,346          11,079
DEC 90          11,082          11,886
DEC 91          12,338          13,330
DEC 92          13,548          14,505
DEC 93          15,164          16,286
DEC 94          14,363          15,444
DEC 95          16,815          18,161
DEC 96          17,318          18,932
DEC 97          18,749          20,672
DEC 98          19,749          22,012

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                5.33%                 (1.23%)
  Five Years              5.43%                  4.07%
  Ten Years               7.73%                  7.04%
  S.E.C. 30-Day Yield              3.66%
Class B Shares
  One Year                4.60%                   .60%
  Since Inception
    (1/12/95)             7.31%                  6.69%
  S.E.C. 30-Day Yield              3.09%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Massachusetts Fund (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.57%), 3.72% and 6.51%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.32%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .24% and 6.32%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.73%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.5%
              Education--13.5%
              Massachusetts Health & Educational Facilities Authority:
    $  500M   Community Colleges Program 5% 10/1/2022                                   $   494,375       $   207
       425M   Northeastern University 7 1/8% 10/1/2000*                                     455,281           191
     1,000M   Massachusetts State Indl. Fin. Agy. (Suffolk University)
                5 1/4% 7/1/2017                                                           1,022,500           429
     1,000M   University of Massachusetts Building Authority
                Revenue 6 7/8% 5/1/2014                                                   1,245,000           522
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,217,156         1,349
-----------------------------------------------------------------------------------------------------------------
              General Obligation--33.8%
     1,000M   Amherst-Pelham Regional School District 5 1/8%
                5/15/2018                                                                 1,007,500           422
       750M   Boston 5 7/8% 8/1/2012                                                        808,125           339
     1,000M   Frontier Regional School District 5% 6/15/2017                                990,000           415
              Massachusetts General Obligations:
       300M     7% 7/1/2009                                                                 365,625           153
     1,000M     6% 8/1/2010                                                               1,151,250           483
     1,000M   Methuen 5 1/8% 5/15/2014                                                    1,026,250           430
     1,100M   New Bedford 5 5/8% 10/1/2016                                                1,166,000           489
     1,000M   Springfield Municipal Purpose Loan 5% 11/15/2018                              996,250           418
       500M   Wareham 7.1% 1/15/2001*                                                       548,125           230
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,059,125         3,379
-----------------------------------------------------------------------------------------------------------------
              Health Care--24.6%
              Massachusetts Health & Educational Facilities Authority:
              Capital Asset Program:
       225M     7.35% 8/1/2008                                                              234,022            98
       400M     7.2% 7/1/2009                                                               414,516           174
       500M   Central New England Health 5 1/8% 8/1/2018                                    501,875           211
     1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                 1,045,000           438
       750M   Massachusetts General Hospital 6 1/4% 7/1/2012                                873,750           366
       570M   Milton Hospital 7% 7/1/2016                                                   606,337           254
     1,500M   Mt. Auburn Hospital 6 1/4% 8/15/2014                                        1,657,500           695
       490M   University Hospital 7 1/4% 7/1/2000*                                          526,137           221
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,859,137         2,457
-----------------------------------------------------------------------------------------------------------------
              Housing--4.9%
              Massachusetts Housing Finance Agency:
       995M     6% 12/1/2012                                                              1,059,675           444
       120M     7.7% 12/1/2017                                                              124,010            52
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,183,685           496
-----------------------------------------------------------------------------------------------------------------
              Transportation--8.0%
              Massachusetts Bay Transportation Authority:
       200M     Series "A" 7.65% 8/1/2000*                                                  216,750            91
     1,500M     Series "A" 5.8% 3/1/2013                                                  1,685,625           707
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,902,375           798
-----------------------------------------------------------------------------------------------------------------
              Utilities--13.7%
              Boston Water & Sewer Commission:
       850M     7% 11/1/2001*                                                               942,437           395
     1,035M     5 3/4% 11/1/2013                                                          1,163,081           488
     1,000M   South Essex Sewer District 6 3/4% 6/1/2004*                                 1,153,750           484
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,259,268         1,367
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,535,838)                                        23,480,746         9,846
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.4%
       100M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                (Ana G. Mendez Univ. Sys. Proj.) Adjustable Rate
                Note 3.60%** (cost $100,000)                                                100,000            42
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $21,635,838)                                   98.9%                             23,580,746         9,888
Other Assets, Less Liabilities                          1.1                                 266,649           112
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $23,847,395       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
  Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Michigan Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              MICHIGAN       LEHMAN BROTHERS
                  FUND     MUNICIPAL BOND INDEX
JAN 89           9,375          10,000
DEC 89          10,401          11,079
DEC 90          11,122          11,886
DEC 91          12,371          13,330
DEC 92          13,681          14,505
DEC 93          15,663          16,286
DEC 94          14,668          15,444
DEC 95          17,230          18,161
DEC 96          17,811          18,932
DEC 97          19,480          20,672
DEC 98          20,570          22,012

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year               5.60%                   (1.00%)
  Five Years             5.60%                    4.25%
  Ten Years              8.18%                    7.48%
  S.E.C. 30-Day Yield             3.45%
Class B Shares
  One Year               4.73%                     .73%
  Since Inception
    (1/12/95)            7.78%                    7.17%
  S.E.C. 30-Day Yield             2.88%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Michigan Fund (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.25%), 3.91% and 6.91%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.20%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .47% and 6.82%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.61%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MICHIGAN FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--99.3%
              Certificates of Participation--2.7%
    $1,000M   Michigan State Hsg. Representatives 5 1/4% 8/15/2014                      $ 1,062,500       $   265
-----------------------------------------------------------------------------------------------------------------
              Education--2.7%
     1,000M    Grand Valley Michigan State University Revenue
                5 1/2% 2/1/2018                                                           1,081,250           270
-----------------------------------------------------------------------------------------------------------------
              General Obligation--50.6%
     1,055M   Calhoun County Water Supply System 5 3/4% 5/1/2019                          1,126,213           281
     1,000M   Detroit City School District 5.85% 5/1/2006*                                1,127,500           281
     1,000M   Detroit Downtown Development Series "A" 5 3/4%
                7/15/2015                                                                 1,071,250           267
     1,000M   East Detroit School District 6.1% 5/1/2016                                  1,093,750           273
     1,000M   Genesee County Sewer Disposal System 5.4% 4/1/2013                          1,048,750           262
     1,000M   Grand Ledge Public School District 7 7/8% 5/1/2004*                         1,205,000           301
     1,000M   Gull Lake Community School District Zero Coupon
                5/1/2013                                                                    507,500           127
     1,000M   Huron School District Zero Coupon 5/1/2015                                    450,000           112
     1,000M   Lake Orion Community School District 7% 5/1/2005*                           1,176,250           294
     1,000M   Lincoln Park School District 7% 5/1/2006*                                   1,192,500           297
     1,000M   Michigan State Environmental Protection Program
                6 1/4% 11/1/2012                                                          1,171,250           292
     1,000M   Montrose Township School District 6.2% 5/1/2017                             1,158,750           289
       350M   Oak Park 7.2% 5/1/2002*                                                       393,313           98
     1,000M   Portage Lake Water & Sewer Authority 6.1% 10/1/2014                         1,106,250           276
     1,195M   Redford Unified School District 6 3/8% 5/1/2010                             1,413,087           352
       800M   Rochester School District 5 5/8% 5/1/2011                                     882,000           220
       380M   Saline Building Authority 7.1% 7/1/2009                                       414,200           103
     1,000M   South Lake Schools 5 1/8% 5/1/2014                                          1,043,750           260
       500M   Van Buren Public Schools 4 3/4% 5/1/2016                                      482,500           120
     1,000M   Waterford Township School District 6 1/4% 6/1/2004*                         1,121,250           280
     1,000M   Zeeland Public Schools 6% 5/1/2004*                                         1,116,250           278
-----------------------------------------------------------------------------------------------------------------
                                                                                         20,301,313         5,063
-----------------------------------------------------------------------------------------------------------------
              Health Care--5.2%
              Michigan State Hospital Finance Authority Revenue:
     1,000M   St. John's Hospital 6% 5/15/2008                                            1,083,750           270
     1,000M   Oakwood Obligated Group 5% 8/15/2012                                        1,022,500           255
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,106,250           525
-----------------------------------------------------------------------------------------------------------------
              Housing--1.3%
       500M   Michigan State Housing Dev. Auth. Single-Family
                Mtge. Rev. 7.3% 12/1/2016                                                   521,250           130
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.7%
     1,500M   Puerto Rico Commonwealth Hwy. & Transn. Hwy. Rev.
                6 1/4% 7/1/2015                                                           1,771,875           442
     1,190M   Wayne Charter County (Detroit Metropolitan Airport)
                6 3/4% 12/1/2001*                                                         1,313,463           328
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,085,338           770
-----------------------------------------------------------------------------------------------------------------
              Utilities--20.5%
              Detroit Water Supply System:
       200M     6 3/8% 7/1/2002*                                                            220,500           55
     1,750M     5.55% 7/1/2012                                                            1,929,375           481
     1,275M     6 1/2% 7/1/2015                                                           1,528,406           381
     1,000M   Kalamazoo Water Revenue 6% 9/1/2015                                         1,100,000           275
              Michigan State Strategic Fund (Detroit Edison):
     1,750M     6.95% 5/1/2011                                                            2,154,687           538
       500M     7% 5/1/2021                                                                 641,250           160
       500M   Monroe County Economic Development Corporation
                (Detroit Edison) 6.95% 9/1/2022*                                            646,875           161
-----------------------------------------------------------------------------------------------------------------
                                                                                          8,221,093         2,051
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--8.6%
     1,000M   Grand Rapids Downtown Development Authority
                Zero Coupon 6/1/2009                                                        633,750           158
              Michigan Municipal Bond Authority Revenue:
     1,500M     6.55% 11/1/2008                                                           1,706,250           425
     1,000M     6 1/8% 5/1/2014                                                           1,101,250           275
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,441,250           858
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,424,245)       99.3%                            39,820,244         9,932
Other Assets, Less Liabilities                            .7                                272,211            68
-----------------------------------------------------------------------------------------------------------------
Net Assets                                             100.0%                           $40,092,455       $10,000
=====================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Minnesota Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

             MINNESOTA       LEHMAN BROTHERS
                  FUND     MUNICIPAL BOND INDEX
JAN 89           9,375           10,000
DEC 89          10,289           11,079
DEC 90          11,010           11,886
DEC 91          12,198           13,330
DEC 92          13,330           14,505
DEC 93          14,836           16,286
DEC 94          13,956           15,444
DEC 95          16,145           18,161
DEC 96          16,705           18,932
DEC 97          18,135           20,672
DEC 98          19,266           22,012

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                6.23%                  (.44%)
  Five Years              5.37%                   4.02%
  Ten Years               7.47%                   6.78%
  S.E.C. 30-Day Yield              3.75%
Class B Shares
  One Year                5.37%                   1.37%
  Since Inception
    (1/12/95)             7.43%                   6.82%
  S.E.C. 30-Day Yield              3.20%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Minnesota Fund (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.12%), 3.33% and 5.89%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.10%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .66% and 6.00%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.51%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MINNESOTA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Certificates of Participation--5.3%
      $400M   Minneapolis Special School District #001, 5.9%
                2/1/2012                                                                 $  441,000       $   526
-----------------------------------------------------------------------------------------------------------------
              Education--5.3%
       400M   University of Minnesota 5 3/4% 7/1/2017                                       443,500           529
-----------------------------------------------------------------------------------------------------------------
              General Obligation--32.9%
       325M   Becker Wastewater Treatment 5.8% 2/1/2010                                     346,531           413
       180M   Blaine Series "A" Fire Improvement 6.8% 2/1/2001*                             190,125           227
       150M   Cass Lake Independent School District #115, 6 5/8%
                2/1/2001*                                                                   158,063           188
       285M   Inner Grove Heights Independent School District #199,
                5 3/4% 2/1/2012                                                             309,225           368
       280M   Lakeville 5 1/2% 2/1/2011                                                     296,800           354
       405M   Lino Lakes 5.7% 2/1/2012                                                      440,944           525
       275M   Minnesota State 6 1/4% 8/1/2002*                                              298,375           355
       350M   North St. Paul Maplewood Independent School
                District #622, 7.1% 2/1/2005*                                               407,750           486
       650M   Rosemount Independent School District No. #196,
                Zero Coupon 4/1/2014                                                        316,875           378
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,764,688         3,294
-----------------------------------------------------------------------------------------------------------------
              Health Care--24.9%
       195M   Duluth Economic Development Authority (Duluth Clinic)
                6.2% 11/1/2012                                                              213,281           254
       200M   Hibbing Health Care Facilities Revenue (Duluth Clinic)
                5 1/2% 11/1/2016                                                            213,500           254
              Minneapolis & St. Paul Hsg. & Redev. Auth. Health
                Care System:
       150M     Childrens Health Care 5.7% 8/15/2016                                        161,625           193
       180M     Health One 7.4% 8/15/2011                                                   192,825           230
       250M   Minneapolis Hospital Revenue (Fairview Hospital)
                6 1/2% 1/1/2011                                                             271,250           323
              Minnesota Agricultural & Economic Development Board:
                Evangelical Lutheran Good Samaritan:
       375M       5% 12/1/2015                                                              380,625           454
       250M       5.15% 12/1/2022                                                           253,437           302
       200M     Fairview Hospital 5 3/4% 11/15/2026                                         215,250           256
       170M   St. Cloud Hosp. Facs. Rev. (St. Cloud Hosp.) Series "B"
                7% 7/1/2001*                                                                186,575           222
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,088,368         2,488
-----------------------------------------------------------------------------------------------------------------
              Housing--16.7%
       120M   Eagen Multi-Family Housing (Forest Ridge Apts.)
                7 1/2% 3/1/2027                                                             124,216           148
              Minnesota State Housing Finance Authority:
       610M     Rental Housing Revenue 5.9% 8/1/2015                                        645,848           769
                Single Family Mortgage Revenue:
        75M       6.9% 7/1/2009                                                              79,875            95
       215M       6.4% 1/1/2015                                                             228,975           273
              St. Paul Housing & Redevelopment Authority:
        65M     Multi-Family Housing Revenue 7 1/2% 3/1/2026
                  (Defaulted)(Note 1A)    66,955       80
       240M     Single Family Mortgage Revenue 6 1/4% 9/1/2014                              255,900           305
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,401,769         1,670
-----------------------------------------------------------------------------------------------------------------
              Utilities--8.7%
       150M   Northern Municipal Power Agency Electric System
                Revenue 5 1/4% 1/1/2017                                                     156,000           186
       210M   Southern Minn. Municipal Power Agency Power
                Supply System 5 3/4% 1/1/2018*                                              228,375           272
       325M   Western Minn. Municipal Power Agency 5 1/2%
                1/1/2011                                                                    350,187           417
-----------------------------------------------------------------------------------------------------------------
                                                                                            734,562           875
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--3.8%
       300M   Scott County Hsg. & Redev. Auth. Fac. Lease Rev.
                5 1/2% 12/1/2015                                                            319,875           381
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,556,759)        97.6%                             8,193,762         9,763
Other Assets, Less Liabilities                           2.4                                198,934           237
-----------------------------------------------------------------------------------------------------------------
Net Assets                                             100.0%                            $8,392,696       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Missouri Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              MISSOURI      LEHMAN BROTHERS
                  FUND    MUNICIPAL BOND INDEX
MAY 92           9,375          10,000
DEC 92           9,917          10,753
DEC 93          11,326          12,073
DEC 94          10,624          11,449
DEC 95          12,594          13,463
DEC 96          13,077          14,035
DEC 97          14,313          15,325
DEC 98          15,256          16,318

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                6.59%                  (.06%)
  Five Years              6.14%                  4.78%
  Since Inception
    (5/4/92)              7.57%                  6.54%
  S.E.C. 30-Day Yield              3.76%
Class B Shares
  One Year                5.71%                  1.71%
  Since Inception
    (1/12/95)             8.36%                  7.76%
  S.E.C. 30-Day Yield              3.18%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Missouri Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.25%), 3.52% and 4.90%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.61%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .47% and 6.32%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 1.94%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MISSOURI FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.5%
              Certificates of Participation--2.3%
      $ 50M   Richmond Heights Capital Improvement Projects 5.3%
                8/15/2017                                                                $   51,250       $   227
-----------------------------------------------------------------------------------------------------------------
              General Obligation--14.0%
        50M   Lincoln County Reorg. School District #3, 6.1%
                3/1/2005*                                                                    55,813           247
        90M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      107,438           476
        50M   Springfield School District 7% 3/1/2008                                        60,875           269
        80M   St. Charles School District 6 1/2% 2/1/2006*                                   92,500           410
-----------------------------------------------------------------------------------------------------------------
                                                                                            316,626         1,402
-----------------------------------------------------------------------------------------------------------------
              Health Care--26.3%
              Missouri State Health & Educational Facilities Authority:
       140M   BJC Health System 6 3/4% 5/15/2011                                            172,375           763
        90M   Health Midwest 6.1% 6/1/2011                                                   98,887           438
       125M   Sisters of Sorrowful Mother Healthcare 6 1/4%
                6/1/2007                                                                    135,625           601
       100M   University of Missouri Health Facilities Rev. 5%
                1/1/2018                                                                     98,625           437
        80M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                              89,500           396
-----------------------------------------------------------------------------------------------------------------
                                                                                            595,012         2,635
-----------------------------------------------------------------------------------------------------------------
              Housing--4.2%
        90M   Missouri State Hsg. Devel. Comm. (Ecumenical Housing)
                5.8% 3/1/2010                                                                95,513           423
-----------------------------------------------------------------------------------------------------------------
              Transportation--12.8%
       100M   Bi State Dev. Agcy. St. Clair Cnty. Metrolink Ext. 5%
                7/1/2013                                                                    101,250           449
        75M   Kansas City Airport Revenue 6 7/8% 9/1/2004*                                   87,000           385
        85M   Puerto Rico Commonwealth Highway & Transportation
                Authority 6 1/4% 7/1/2013                                                   100,300           444
-----------------------------------------------------------------------------------------------------------------
                                                                                            288,550         1,278
-----------------------------------------------------------------------------------------------------------------
              Utilities--19.4%
        80M   Liberty Sewer System Revenue 6.15% 2/1/2015                                    90,700           401
              Missouri State Env. Impt. & Energy Res. Auth. Water
                Poll. Control:
        80M     6% 1/1/2016                                                                  86,500           383
        85M     6.05% 7/1/2016                                                               92,969           412
       150M   St. Louis Water and Sewer Revenue 6% 7/1/2014                                 168,187           745
-----------------------------------------------------------------------------------------------------------------
                                                                                            438,356         1,941
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--17.5%
              Clay County Public Bldg. Authority Leasehold Revenue:
        25M     7% 5/15/2004*                                                                28,781           127
       100M     5 1/8% 5/15/2014                                                            102,250           453
        80M   Excelsior Springs School Dist. Bldg. Corp. Leasehold
                Rev. 6 1/2% 3/1/2009                                                         87,300           387
        80M   St. Louis Mun. Fing. Corp. Leasehold Revenue 5 3/4%
                8/1/2013                                                                     86,600           383
        80M   Warren County Public Facs. Authority Leasehold
                Revenue 6.3% 6/1/2010                                                        89,600           397
-----------------------------------------------------------------------------------------------------------------
                                                                                            394,531         1,747
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,968,481)     96.5%                                2,179,838         9,653
Other Assets, Less Liabilities                        3.5                                    78,312           347
-----------------------------------------------------------------------------------------------------------------
Net Assets                                          100.0%                               $2,258,150       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--New Jersey Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

            NEW JERSEY       LEHMAN BROTHERS
                  FUND    MUNICIPAL BOND INDEX
JAN 89           9,375          10,000
DEC 89          10,348          11,079
DEC 90          11,121          11,886
DEC 91          12,378          13,330
DEC 92          13,579          14,505
DEC 93          15,356          16,286
DEC 94          14,436          15,444
DEC 95          16,819          18,161
DEC 96          17,339          18,932
DEC 97          18,788          20,672
DEC 98          19,885          22,012

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                5.84%                  (.80%)
  Five Years              5.30%                  3.96%
  Ten Years               7.81%                  7.12%
  S.E.C. 30-Day Yield              3.20%
Class B Shares
  One Year                5.00%                  1.00%
  Since Inception
    (1/12/95)             7.27%                  6.65%
  S.E.C. 30-Day Yield              2.61%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--New Jersey Fund (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (.95%), 3.73% and 6.70%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.05%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .84% and 6.46%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.46%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.7%
              Education--3.8%
              New Jersey Educational Facilities Financing Authority:
    $1,300M     Seton Hall University 6 1/4% 7/1/2010                                   $ 1,395,875       $   221
     1,000M     Drew University 5% 7/1/2017                                               1,010,000           160
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,405,875           381
-----------------------------------------------------------------------------------------------------------------
              General Obligation--20.0%
     1,750M   Atlantic City Board of Education 6.1% 12/1/2015                             2,019,063           320
              Essex County Improvement Authority:
       955M     County College Project 6.9% 12/1/2004*                                    1,122,125           178
                Orange School District:
     1,025M       Series "A" 6.95% 7/1/2005*                                              1,212,062           192
     1,220M       Series "B" 6.95% 7/1/2005*                                              1,442,650           228
     1,000M   New Jersey State Various Purposes 6% 2/15/2011                              1,157,500           183
              Pleasantville School District:
     1,000M     5% 2/15/2013                                                              1,020,000           162
       500M     5% 2/15/2014                                                                506,250            80
     1,550M   Puerto Rico Commonwealth 6 1/4% 7/1/2013                                    1,846,437           292
              Union City:
     1,000M     6.7% 9/1/2002*                                                            1,118,750           177
       995M     6.4% 11/1/2013                                                            1,185,294           188
-----------------------------------------------------------------------------------------------------------------
                                                                                         12,630,131         2,000
-----------------------------------------------------------------------------------------------------------------
              Health Care--23.3%
              New Jersey Health Care Facilities Financing Authority:
     1,045M     Bayonne Hospital 6 1/4% 7/1/2012                                          1,171,706           186
     1,745M     General Hospital Center at Passaic 6% 7/1/2014                            2,002,388           317
     1,100M     Hunterdon Hospital 7% 7/1/2020                                            1,167,375           185
     1,750M     Monmouth Medical Center 6 1/4% 7/1/2004*                                  1,979,688           314
     1,500M     Ocean County Medical Center 6.9% 7/1/2007                                 1,633,125           259
     3,120M     Riverview Medical Center 6 1/4% 7/1/2011                                  3,638,700           576
     1,000M     St. Barnabas Medical Center 5 1/4% 7/1/2014                               1,043,750           165
     2,000M     Virtua Health 5 1/4% 7/1/2014                                             2,085,000           330
-----------------------------------------------------------------------------------------------------------------
                                                                                         14,721,732         2,332
-----------------------------------------------------------------------------------------------------------------
              Housing--3.6%
              New Jersey State Housing & Mortgage
                Financing Agency:
       380M     Series "A" 7 1/2% 4/1/2015                                                  393,087            62
       420M     Series "E" 7.65% 10/1/2016                                                  438,900            70
     1,385M     Series "C" 7 3/8% 10/1/2017                                               1,434,832           227
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,266,819           359
-----------------------------------------------------------------------------------------------------------------
              Transportation--4.9%
     1,000M   Delaware River Port Authority 5% 1/1/2015                                   1,007,500           159
     1,000M   New Jersey State Highway Authority (Garden State
                Parkway) 6.2% 1/1/2010                                                    1,147,500           182
     1,000M   Port Authority N.Y. & N.J. 116th Series 4 1/2%
                10/1/2018                                                                   947,500           150
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,102,500           491
-----------------------------------------------------------------------------------------------------------------
              Utilities--15.5%
     1,000M   Bergen County Utility Authority Pollution Control
                6 1/2% 6/15/2002*                                                         1,107,500           175
     1,500M   Essex County Impt. Auth. Rev. Utility System 5 3/4%
                7/1/2027                                                                  1,614,375           255
     1,410M   Jersey City Municipal Utilities Authority 5 1/4%
                12/1/2010                                                                 1,521,037           241
              New Jersey Wastewater Treatment Trust:
     1,435M     6 1/4% 4/1/2004*                                                          1,616,169           256
     1,310M     7% 7/1/2011                                                               1,621,125           257
     1,040M   Passaic Valley Water Commission 6.4% 12/15/2002*                            1,159,600           184
     1,000M   Puerto Rico Commonwealth Aqueduct & Sewer
                Authority 6 1/4% 7/1/2013                                                 1,180,000           187
-----------------------------------------------------------------------------------------------------------------
                                                                                          9,819,806         1,555
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--26.6%
     2,900M   Atlantic County Impt. Auth. Lux. Tax. (Convention
                Center) 7.4% 7/1/2016                                                     3,773,625           598
       350M   Cape May County Indl. Pollution Control Fin. Auth.
                6.8% 3/1/2021                                                               442,750            70
     1,250M   Casino Reinvestment Dev. Auth. Pkg. Fee Rev. 5 1/4%
                10/1/2013                                                                 1,312,500           208
       500M   Essex County Impt. Auth. Pkg. Facs. Rev. 5%
                10/1/2017                                                                   505,000            80
              New Jersey Economic Development Authority:
              Educational Testing Service:
     1,000M     5.9% 5/15/2005*                                                           1,121,250           178
     2,000M     6 1/8% 5/15/2005*                                                         2,267,500           359
     2,185M   Market Transition Facility 5 7/8% 7/1/2011                                  2,392,575           379
     1,775M   N.J. Performing Arts Center 6% 6/15/2012                                    2,041,250           323
              Puerto Rico Public Buildings Authority:
     1,275M     Series "A" 6 1/4% 7/1/2013                                                1,504,500           238
     1,195M     Series "A" 6 1/4% 7/1/2014                                                1,410,100           223
-----------------------------------------------------------------------------------------------------------------
                                                                                         16,771,050         2,656
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $55,678,655)                                        61,717,913         9,774
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.5%
       300M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                (Ana G. Mendez Univ. Sys. Proj.) Adjustable Rate
                Note 3.60%** (cost $300,000)                                                300,000            47
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $55,978,655)                                   98.2%                             62,017,913         9,821
Other Assets, Less Liabilities                          1.8                               1,129,110           179
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $63,147,023       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
  Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--North Carolina Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

        NORTH CAROLINA      LEHMAN BROTHERS
                  FUND    MUNICIPAL BOND INDEX
MAY 92           9,375          10,000
DEC 92           9,769          10,753
DEC 93          11,135          12,073
DEC 94          10,417          11,449
DEC 95          12,367          13,463
DEC 96          12,821          14,035
DEC 97          14,046          15,325
DEC 98          14,990          16,318

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                6.72%                   .08%
  Five Years              6.13%                  4.76%
  Since Inception
    (5/4/92)              7.28%                  6.26%
  S.E.C. 30-Day Yield              3.85%
Class B Shares
  One Year                5.83%                  1.83%
  Since Inception
    (1/12/95)             8.46%                  7.86%
  S.E.C. 30-Day Yield              3.31%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--North Carolina Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (.80%), 3.71% and 5.08%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.01%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .90% and 6.77%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.41%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.5%
              Certificates of Participation--2.6%
      $100M   Charlotte Convention Facilities Project 6 3/4%
                12/1/2001*                                                               $  110,375       $   129
       100M   Cumberland County Civic Center Project 6.3%
                12/1/2004*                                                                  114,125           134
-----------------------------------------------------------------------------------------------------------------
                                                                                            224,500           263
-----------------------------------------------------------------------------------------------------------------
              Education--3.2%
       250M   North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                           272,500           319
-----------------------------------------------------------------------------------------------------------------
              General Obligation--32.9%
       250M   Cleveland County 5 1/2% 3/1/2012                                              269,375           315
       200M   Cumberland County 5 1/2% 4/1/2012                                             214,250           251
       200M   Currituck County 5.4% 4/1/2013                                                212,500           249
       200M   Gaston County 5.7% 3/1/2013                                                   215,750           252
       220M   Laurinburg 5.3% 6/1/2012                                                      232,650           272
       200M   Mecklenburg County 6.2% 1/1/2002*                                             215,750           252
       200M   Morganton 5.7% 6/1/2014                                                       217,000           254
       400M   Onslow County 5.7% 3/1/2011                                                   435,500           510
       235M   Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      280,531           328
       280M   Rowan County 5.6% 4/1/2014                                                    301,700           353
       200M   Watauga County 5.9% 6/1/2014                                                  218,500           256
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,813,506         3,292
-----------------------------------------------------------------------------------------------------------------
              Health Care--19.0%
       150M   New Hanover County (New Hanover Regional
                Medical Center) 5 3/4% 10/1/2026                                            160,313           188
              North Carolina Medical Care Commission Health
                Care Facilities:
       300M   Alamance Regional Medical Center 5% 8/15/2016                                 299,250           350
       200M   Mission-St. Joseph's Health System 5.1% 10/1/2018                             200,250           234
       500M   Novant Health Project 5% 10/1/2013                                            508,750           596
       250M   Rex Healthcare 5% 6/1/2013                                                    254,375           298
       175M   Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             195,781           229
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,618,719         1,895
-----------------------------------------------------------------------------------------------------------------
              Housing--1.6%
       125M   North Carolina Housing Finance Agency Multi-Family
                6.6% 7/1/2017                                                               136,406           160
-----------------------------------------------------------------------------------------------------------------
              Transportation--7.0%
       505M   Puerto Rico Commonwealth Highway & Transportation
                Authority 6 1/4% 7/1/2014                                                   595,900           698
-----------------------------------------------------------------------------------------------------------------
              Utilities--27.5%
       250M   Asheville Water System Revenue 5 5/8% 8/1/2013                                273,125           320
       250M   Buncombe County Solid Waste System 5.6% 3/1/2011                              270,313           317
       400M   Concord Utilities System Revenue 5% 12/1/2017                                 400,500           469
              Fayetteville Public Works Commission Revenue:
       390M     5.7% 2/1/2010                                                               426,075           499
       250M     5.1% 3/1/2015                                                               255,312           299
       250M   Kinston Enterprise System Revenue 5.7% 4/1/2012                               274,375           321
       200M   North Carolina Eastern Municipal Power Agency 5.6%
                1/1/2010                                                                    218,250           255
       200M   North Carolina Municipal Power Agency (Catawba
                Electric) 6% 1/1/2010                                                       226,750           265
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,344,700         2,745
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--3.7%
       270M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        319,275           374
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $7,704,050)        97.5%                             8,325,506         9,746
Other Assets, Less Liabilities                           2.5                                217,255           254
-----------------------------------------------------------------------------------------------------------------
Net Assets                                             100.0%                            $8,542,761       $10,000
=================================================================================================================
*Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OHIO FUND
Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Ohio Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

                 OHIO        LEHMAN BROTHERS
                 FUND     MUNICIPAL BOND INDEX
JAN 89           9,375          10,000
DEC 89          10,410          11,079
DEC 90          11,174          11,886
DEC 91          12,437          13,330
DEC 92          13,680          14,505
DEC 93          15,474          16,286
DEC 94          14,560          15,444
DEC 95          17,085          18,161
DEC 96          17,808          18,932
DEC 97          19,346          20,672
DEC 98          20,364          22,012

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                5.26%                  (1.34%)
  Five Years              5.64%                   4.30%
  Ten Years               8.06%                   7.37%
  S.E.C. 30-Day Yield              3.27%
Class B Shares
  One Year                4.46%                    .46%
  Since Inception
    (1/12/95)             7.69%                   7.08%
  S.E.C. 30-Day Yield              2.68%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Ohio Fund (Class A shares) beginning 1/1/89 with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 and 12/29/89, the maximum sales charges were 6.9% and 7.25%, respectively). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been (1.75%), 3.85% and 6.74%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.87%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .02% and 6.59%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.26%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.
 Comparison of change in value of $10,000 investment in the First Investors New York Insured Tax Free Fund, Inc. (Class A shares) and the Lehman Brothers Municipal Bond Index.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund - OHIO FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--100.4%
              General Obligation--71.8%
    $1,000M   Adams County Valley Local School District 7%
                12/1/2015                                                               $ 1,252,500       $   621
       800M   Avon Local School District 6 1/2% 12/1/2015                                   956,000           474
       500M   Batavia Local School District 7% 12/1/2005*                                   595,625           295
     1,000M   Beaver Creek Local School District 6.6% 12/1/2015                           1,206,250           598
       425M   Bedford Heights 6 1/2% 12/1/2014                                              478,656           237
       500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                            571,250           283
       250M   Cardington & Lincoln Local School District 6.6%
                12/1/2014                                                                   271,563           135
              Cleveland:
       500M     6 3/8% 7/1/2002*                                                            551,875           274
       250M     6 5/8% 11/15/2004*                                                          289,375           143
       500M   Clyde-Green Springs Exempted Village School District
                7% 12/1/2013                                                                583,750           289
       450M   Dublin 6.4% 12/1/2014                                                         532,125           264
       525M   East Clinton Local School District 6 7/8% 12/1/2009                           607,687           301
       265M   Finneytown Local School District 6 1/4% 12/1/2012                             310,381           154
       700M   Garfield Heights 6.3% 12/1/2014                                               777,000           385
       500M   Lakeview Local School District 6.9% 12/1/2004*                                586,250           291
       500M   Lakewood City School District 6.95% 12/1/2015                                 576,250           286
       270M   Muskingum County 7.2% 12/1/2010                                               293,962           146
       500M   North Royalton City School District 6% 12/1/2014                              567,500           281
       250M   Olmsted Falls Local School District 6.85% 12/15/2004*                         292,812           145
       350M   Portage County 6.2% 12/1/2014                                                 386,750           192
       285M   Shaker Heights City School District 7.1% 12/15/2010                           352,331           175
       250M   Springfield Local School District 7 1/8% 12/1/2012                            269,688           134
              Summit County:
       115M     6.9% 8/1/2012                                                               125,350            62
       550M     6.4% 12/1/2014                                                              620,812           308
       250M   Toledo 6 1/2% 12/1/2002*                                                      279,688           139
       500M   Tuscarawas Valley Local School District 6.6%
                12/1/2015                                                                   572,500           284
       250M   Valley View 7% 12/1/2000*                                                     271,250           134
       250M   Wayne Local School District 6.45% 12/1/2011                                   297,813           148
-----------------------------------------------------------------------------------------------------------------
                                                                                         14,476,993         7,178
-----------------------------------------------------------------------------------------------------------------
              Health Care--7.9%
       255M   Franklin County Hospital Revenue (Holy Cross Health
                System) 7 5/8% 6/1/2009                                                     271,575           135
       500M   Lorain County Hosp. Rev. (Catholic Healthcare
                Partners) 5 1/2% 9/1/2011                                                   535,625           266
       300M   Montgomery County (Sisters of Charity Health Care)
                6 1/4% 5/15/2003*                                                           331,875           164
       400M   Trumbull County Hospital Revenue 6.9% 11/15/2003*                             454,500           225
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,593,575           790
-----------------------------------------------------------------------------------------------------------------
              Transportation--5.4%
     1,000M    Ohio State Turnpike Commission Turnpike Revenue
                5 1/2% 2/15/2026                                                          1,093,750           542
-----------------------------------------------------------------------------------------------------------------
              Utilities--13.9%
       600M   Alliance Sewer System Revenue 6% 10/15/2010                                   661,500           328
       500M   Cleveland Public Power System 4 3/4% 11/15/2017                               488,750           242
       340M   Cleveland Waterworks Revenue 6 1/2% 1/1/2002*                                 372,725           185
       280M   Hamilton Wastewater Revenue 5.9% 10/15/2011                                   309,400           153
       165M   Ohio State Air Quality Dev. Auth. Rev. (Ohio
                Power Co.) 7.4% 8/1/2009                                                    170,947            85
       250M   Ohio State Water Dev. Auth. Rev. Pure Water Series
                7% 12/1/2009                                                                298,438           148
       200M   Toledo Water Revenue 6% 11/15/2007                                            222,000           110
       250M   Warren Waterworks Revenue 5 1/2% 11/1/2015                                    271,250           134
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,795,010         1,385
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--1.4%
       250M   Ohio State Building Auth. (Juvenile Correction Projects)
                6.6% 10/1/2014                                                              283,750           141
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $18,268,332)                                        20,243,078        10,036
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--1.5%
       300M   Puerto Rico Commonwealth General Obligation
                Adjustable Rate Note 4.00%** (cost $300,000)                                300,000           149
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $18,568,332)                                101.9%                               20,543,078        10,185
Excess of Liabilities Over Other Assets              (1.9)                                 (372,675)         (185)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                          100.0%                              $20,170,403       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
  Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--OREGON FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Oregon Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

                OREGON       LEHMAN BROTHERS
                  FUND     MUNICIPAL BOND INDEX
MAY 92           9,375          10,000
DEC 92           9,794          10,753
DEC 93          11,079          12,073
DEC 94          10,343          11,449
DEC 95          12,204          13,463
DEC 96          12,653          14,035
DEC 97          13,914          15,325
DEC 98          14,789          16,318

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                6.29%                  (.37%)
  Five Years              5.95%                  4.59%
  Since Inception
    (5/4/92)              7.06%                  6.04%
  S.E.C. 30-Day Yield                3.61%
Class B Shares
  One Year                5.55%                  1.55%
  Since Inception
    (1/12/95)             8.32%                  7.72%
  S.E.C. 30-Day Yield                3.05%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Oregon Fund (Class A shares) beginning 5/4/92 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.06%), 3.66% and 4.88%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.95%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .82% and 6.57%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.34%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--OREGON FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Certificates of Participation--5.5%
      $500M   Oregon State Dept. of Administrative Services 5.65%
                5/1/2012                                                                $   550,000       $   391
       100M   Oregon State Dept. of General Services 6% 9/1/2010                            106,875            76
       100M   Washington County Educational Service District 7%
                6/1/2005*                                                                   117,125            83
-----------------------------------------------------------------------------------------------------------------
                                                                                            774,000           550
-----------------------------------------------------------------------------------------------------------------
              Education--3.9%
       200M   Chemeketa Commmunity College District 6.4%
                7/1/2009                                                                    227,750           162
       100M   Multnomah County Educl. Facs. (Univ. of Portland)
                5.1% 4/1/2013                                                               103,500            73
       200M   Oregon State Hlth. & Hsg. Educl. & Cult. Facs.
                (Lewis & Clark College) 6% 10/1/2013                                        221,750           158
-----------------------------------------------------------------------------------------------------------------
                                                                                            553,000           393
-----------------------------------------------------------------------------------------------------------------
              General Obligation--46.2%
       300M   Chemeketa Commmunity College District 5.8%
                6/1/2006*                                                                   334,125           237
       500M   Clackamas County School District #12, 5 1/4%
                6/1/2015                                                                    517,500           367
       200M   Clackamas County School District #115, 5.8%
                6/1/2004*                                                                   222,000           158
       250M   Jackson County School District #005 (Ashland) 5.7%
                6/1/2007                                                                    278,437           198
       200M   Josephine County School District (Three Rivers) 5.65%
                12/1/2008                                                                   214,500           152
       200M   Klamath County Series "A" 5.3% 6/1/2011                                       217,750           155
       245M   La Grande 5 5/8% 6/1/2011                                                     262,762           187
              Lane County School District:
       200M     #019 (Springfield) 6 1/4% 10/15/2004*                                       226,250           161
       250M     #019 (Springfield) 6% 10/15/2014                                            287,500           204
       115M     #052 (Bethel) 7% 12/1/2006                                                  137,281            98
       200M   Lincoln County School District 5 1/4% 6/15/2012                               211,250           150
       180M   Linn County School District #095 (Scio) 5 3/4%
                7/15/2011                                                                   194,400           138
       100M   Marion & Linn Counties Elem. School Dist. #077J
                (Stayton) 6.1% 7/1/2005*                                                    112,250            80
       200M   Polk Marion & Benton Counties School District #13,
                5 1/2% 12/1/2008                                                            215,250           153
              Puerto Rico Commonwealth:
       540M     6 1/4% 7/1/2012                                                             644,625           458
       650M     6 1/4% 7/1/2013                                                             774,313           550
       250M   Tillamook County 5.6% 1/15/2012                                               270,000           192
              Umatilla County School District #016R (Pendleton):
       200M     6% 7/1/2004*                                                                222,750           158
       500M     5 1/4% 7/1/2014                                                             528,125           375
       170M   Washington County School District #003 (Hillsboro)
                6% 11/1/2005*                                                               190,612           135
              Washington County School District #88J (Sherwood):
       145M     6.1% 6/1/2005*                                                              162,400           115
        55M     6.1% 6/1/2012                                                                60,775            43
       200M   Yamhill County School District #029J (Newberg) 6.1%
                6/1/2004*                                                                   222,750           158
-----------------------------------------------------------------------------------------------------------------
                                                                                          6,507,605         4,622
-----------------------------------------------------------------------------------------------------------------
              Health Care--2.1%
        25M   Clackamas County Health Facs. Auth. (Adventist Health)
                6.35% 3/1/2009                                                               27,031            19
       250M   Medford Hospital Facs. Auth. (Asante Health System)
                5 1/4% 8/15/2013                                                            261,563           186
-----------------------------------------------------------------------------------------------------------------
                                                                                            288,594           205
-----------------------------------------------------------------------------------------------------------------
              Housing--4.9%
              Oregon State Housing & Community Svcs. Dept.
                Mtge. Rev. Single Family Mortgage Program:
       250M       6% 7/1/2012                                                               268,437           191
       400M       5.95% 7/1/2013                                                            424,500           301
-----------------------------------------------------------------------------------------------------------------
                                                                                            692,937           492
-----------------------------------------------------------------------------------------------------------------
              Transportation--9.9%
              Oregon State Department of Transportation Revenue:
       100M     7% 6/1/2004                                                                 115,250            82
       100M     6.2% 6/1/2008                                                               111,375            79
       200M     6 1/4% 6/1/2009                                                             222,750           158
              Portland Airport Revenue (International Airport):
       100M     Series 12A - 5% 7/1/2018                                                    100,500            71
       250M     Series 12B - 5% 7/1/2018                                                    251,250           179
       500M   Puerto Rico Highway & Transportation Authority
                Highway Revenue 6 1/4% 7/1/2014                                             590,000           419
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,391,125           988
-----------------------------------------------------------------------------------------------------------------
              Utilities--21.3%
              Emerald Peoples Utility District:
       100M     6.4% 11/1/2001*                                                             107,625            77
       325M     7.35% 11/1/2011                                                             419,250           298
       200M   Klamath Falls Water Revenue 6.1% 6/1/2014                                     220,000           156
       250M   Marion County Solid Waste & Elec. Revenue 5 3/8%
                10/1/2008                                                                   270,000           192
       250M   Portland Gas Tax Revenue 5 3/4% 6/1/2012                                      275,000           195
              Portland Sewer System Revenue:
       400M     6.2% 6/1/2004*                                                              448,500           319
       200M     6 1/4% 6/1/2004*                                                            224,250           159
       250M   Salem Water & Sewer Revenue 5 1/2% 6/1/2012                                   268,438           191
       200M   South Fork Water Board Water Revenue 6% 2/1/2004*                             221,250           157
              Washington County Unified Sewer Agency:
       250M     5 3/4% 10/1/2012                                                            283,125           201
       240M     5 1/2% 10/1/2014                                                            257,700           183
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,995,138         2,128
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--3.8%
       100M   Puerto Rico Municipal Finance Agency 6% 7/1/2014                              109,750            78
       355M   Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        419,788           298
-----------------------------------------------------------------------------------------------------------------
                                                                                            529,538           376
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $12,595,509)                                        13,731,937         9,754
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--.7%
       100M   Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                (Ana G. Mendez Univ. Sys. Proj.) Adjustable Rate
                Note 3.60%** (cost $100,000)                                                100,000            71
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $12,695,509)                                    98.3%                            13,831,937         9,825
Other Assets, Less Liabilities                           1.7                                246,344           175
-----------------------------------------------------------------------------------------------------------------
Net Assets                                             100.0%                           $14,078,281       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
  Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Pennsylvania Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

          PENNSYLVANIA        LEHMAN BROTHERS
                  FUND     MUNICIPAL BOND INDEX
APR 90           9,375          10,000
DEC 90           9,830          10,759
DEC 91          10,861          12,066
DEC 92          11,885          13,129
DEC 93          13,583          14,741
DEC 94          12,726          13,979
DEC 95          15,054          16,438
DEC 96          15,564          17,137
DEC 97          16,987          18,711
DEC 98          17,875          19,924

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                5.23%                 (1.38%)
  Five Years              5.65%                  4.29%
  Since Inception
    (4/30/90)             7.72%                  6.92%
  S.E.C. 30-Day Yield              3.57%
Class B Shares
  One Year                4.39%                   .39%
  Since Inception
    (1/12/95)             7.86%                  7.25%
  S.E.C. 30-Day Yield              3.00%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Pennsylvania Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.62%), 3.96% and 6.44%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.33%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .13% and 6.93%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.74%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Education--12.9%
              Allegheny County Higher Educ. Bldg. Auth.
                (Duquesne Univ.):
    $1,000M     5% 3/1/2016                                                             $ 1,001,250       $   234
     1,570M     5 1/2% 3/1/2020                                                           1,693,637           395
       675M   Northeast. Pa. Hosp. & Ed. Auth. (Luzerne Cnty.
                Cmnty. College) 6.55% 2/15/2005*                                            765,281           179
     1,000M   Philadelphia Hosp. & Higher Edl. Facs. Auth.
               (Cmnty. College) 6 1/8% 5/1/2014                                           1,090,000           255
     1,000M   Washington County Auth. (Girard College Project)
                5% 5/15/2018                                                                986,250           230
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,536,418         1,293
-----------------------------------------------------------------------------------------------------------------
              General Obligation--17.1%
     1,470M   Erie 5.7% 5/15/2012                                                         1,598,625           373
     1,310M   General McLane School District 5 3/4% 5/15/2013                             1,459,013           341
     1,000M   Philadelphia 6% 11/15/2014                                                  1,093,750           256
     1,500M   Pittsburgh 5 1/2% 9/1/2014                                                  1,627,500           380
     1,000M   Stroudsburg Area School District 5.8% 10/1/2005*                            1,102,500           257
       400M   Trinity Area School District 6 5/8% 11/1/2001*                                431,500           101
-----------------------------------------------------------------------------------------------------------------
                                                                                          7,312,888         1,708
-----------------------------------------------------------------------------------------------------------------
              Health Care--23.3%
              Allegheny County Hospital Development Authority:
     1,000M     Allegheny General Hospital Project 6.2% 9/1/2015                          1,013,750           237
                Health Center - University of Pittsburgh:
     1,000M       5.6% 4/1/2013                                                           1,073,750           251
     1,000M       5.65% 4/1/2014                                                          1,075,000           251
     1,250M     South Hills Health System 5.8% 5/1/2016                                   1,345,313           314
     1,500M   Berks County Mun. Auth. Hosp. (Reading Hosp.
                Med. Ctr.) 5.7% 10/1/2014                                                 1,663,125           388
     1,100M   Blair County Hosp. Auth. Rev. (Altoona Hosp.) 6 3/8%
                7/1/2014                                                                  1,212,750           283
     1,000M   Dauphin County Gen. Health System (Pinnacle Health
                System) 5 1/2% 5/15/2013                                                  1,056,250           246
     1,000M   Pennsylvania State Higher Edl. Facs. Auth. Health Svcs.
                5.7% 11/15/2011                                                           1,031,250           241
       500M   St. Mary Hosp. Auth., Langhorne (Franciscan Health)
                7% 7/1/2014                                                                 517,670           121
-----------------------------------------------------------------------------------------------------------------
                                                                                          9,988,858         2,332
-----------------------------------------------------------------------------------------------------------------
              Housing--2.1%
              Pennsylvania Housing Finance Agency
                Single-Family Mtge.:
       460M     7.15% 4/1/2015                                                              484,725           113
       385M     7.3% 10/1/2017                                                              406,175            95
-----------------------------------------------------------------------------------------------------------------
                                                                                            890,900           208
-----------------------------------------------------------------------------------------------------------------
              Utilities--32.1%
              Allegheny County Sanitation Authority Sewer Revenue:
     1,100M     6 1/2% 12/1/2001*                                                         1,185,250           277
     1,000M     6 1/4% 12/1/2014                                                          1,118,750           261
       250M   Harrisburg Authority Water Revenue 6 1/2% 8/15/2002*                          273,125            64
     1,000M   North Pennsylvania Water Authority 6 7/8% 11/1/2004*                        1,158,750           270
     1,000M   North Wales Water Authority 6 3/4% 11/1/2004*                               1,147,500           268
              Philadelphia Water & Wastewater:
     1,230M     6 1/4% 8/1/2011                                                           1,439,100           336
     2,000M     6 1/4% 8/1/2012                                                           2,347,500           548
     2,950M   Pittsburgh Water & Sewer Authority 6 1/2% 9/1/2013                          3,517,875           822
       500M   Warminster Township Mun. Auth. Sewer & Water
                Revenue 4 3/4% 3/1/2023                                                     475,155           111
     1,000M   Washington County Indl. Dev. Auth. (West Penn.
                Power) 6.05% 4/1/2014                                                     1,095,000           256
-----------------------------------------------------------------------------------------------------------------
                                                                                         13,758,005         3,213
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--11.4%
     1,500M   Harrisburg Authority Pooled Bond Program 5 5/8%
                4/01/2015                                                                 1,586,250           370
     1,000M   Pennsylvania Intergovernmental Coop. Auth. Spl. Tax
                Rev. 7% 6/15/2005*                                                        1,168,750           273
     1,000M   Pennsylvania State Industrial Development Authority
                6% 1/1/2012                                                               1,087,500           254
     1,000M   Philadelphia Authority for Ind. Dev. Lease Rev. 5.4%
                2/15/2017                                                                 1,035,000           242
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,877,500         1,139
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $38,536,238)                                        42,364,569         9,893
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--1.2%
       500M   Lehigh County General Purpose Authority Rev.
                (Lehigh Valley Hospital) Adjustable Rate Note
                4.90%** (cost $500,000)                                                     500,000           117
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $39,036,238)                                  100.1%                             42,864,569        10,010
Excess of Liabilities Over Other Assets                 (.1)                                (42,198)          (10)
-----------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $42,822,371       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
  Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Cumulative Performance Information
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND

Comparison of change in value of $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Virginia Fund (Class A shares) and the Lehman Brothers Municipal Bond Index.

The following table is the source data for the line chart which appears at this point in the printed document. This table is not part of the original printed document and is shown for reference only.
The same is also true for this descriptive paragraph.

                                             As of December 31, 1998

              VIRGINIA        LEHMAN BROTHERS
                  FUND      MUNICIPAL BOND INDEX
APR 90           9,375             10,000
DEC 90           9,729             10,759
DEC 91          10,830             12,066
DEC 92          11,923             13,129
DEC 93          13,466             14,741
DEC 94          12,663             13,979
DEC 95          14,870             16,438
DEC 96          15,385             17,137
DEC 97          16,774             18,711
DEC 98          17,728             19,924

(INSET BOX IN CHART READS:)

                           Average Annual Total Return*
Class A Shares        N.A.V. Only          S.E.C. Standardized
  One Year                5.69%                  (.91%)
  Five Years              5.65%                  4.30%
  Since Inception
    (4/30/90)             7.61%                  6.82%
  S.E.C. 30-Day Yield               3.36%
Class B Shares
  One Year                4.76%                   .76%
  Since Inception
    (1/12/95)             7.74%                  7.13%
  S.E.C. 30-Day Yield               2.78%

 The graph compares a $10,000 investment in the First Investors Multi-State Insured Tax Free Fund--Virginia Fund (Class A shares) beginning 4/30/90 (inception date) with a theoretical investment in the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade tax exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 21,000 municipal bonds which are priced by Muller Data Corp. The Index does not take into account fees and expenses or cost of insurance of bonds held by an insured tax-exempt bond fund. It is not possible to invest directly in the Lehman Brothers Municipal Bond Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

*Average Annual Total Return figures (for the period ended 12/31/98) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 6.25% (prior to 7/1/93 the maximum sales charge was 6.9%). The Class B "S.E.C. Standardized" return is adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Some or all of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been (1.28%), 3.86% and 6.28%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 3.00%. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year and Since Inception would have been .36% and 6.69%, respectively, and the S.E.C. 30-Day Yield for December 1998 would have been 2.39%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers Municipal Bond Index figures from Lehman Brothers, Inc. and all other figures from First Investors Management Company, Inc.


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--94.0%
              Education--9.3%
    $  575M   George Mason University 6 3/8% 2/1/2016                                   $   644,000       $   258
     1,100M   Norfolk Redev. & Hsg. Auth. (Tidewater Cmnty.
                College) 5 7/8% 11/1/2015                                                 1,179,750           474
       500M   Winchester Indl. Dev. Auth. Educ. Facs. (Shenandoah
                Univ. Proj.) 5% 10/1/2018                                                   498,125           200
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,321,875           932
-----------------------------------------------------------------------------------------------------------------
              General Obligation--9.1%
       625M   Bristol 5.2% 4/1/2014                                                         660,938           266
     1,000M   Chesapeake Public Improvement 5% 5/1/2013                                   1,036,250           416
       500M   Virginia State Public School Authority 6 1/2%
                8/1/2004*                                                                   571,250           229
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,268,438           911
-----------------------------------------------------------------------------------------------------------------
              Health Care--15.0%
     1,150M   Danville Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2004*                                                         1,303,812           523
       500M   Medical College Virginia Hospitals Authority 5 1/8%
                7/1/2018                                                                    504,375           203
     1,675M   Roanoke Indl. Dev. Auth. (Roanoke Memorial
                Hospitals Project) 6 1/8% 7/1/2017                                        1,926,366           773
-----------------------------------------------------------------------------------------------------------------
                                                                                          3,734,553         1,499
-----------------------------------------------------------------------------------------------------------------
              Transportation--19.6%
     1,000M   Puerto Rico Commonwealth Highway & Transportation
                Authority 6 1/4% 7/1/2014                                                 1,180,000           474
              Richmond Metropolitan Authority Expressway Revenue:
       280M     7% 10/15/2000*                                                              308,700           124
     1,075M     5 1/4% 7/15/2017                                                          1,130,094           454
              Washington, D.C. Metropolitan Area
                Transportation Authority:
     1,000M     6% 7/1/2008                                                               1,132,500           454
     1,000M     6% 7/1/2010                                                               1,140,000           458
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,891,294         1,964
-----------------------------------------------------------------------------------------------------------------
              Utilities--17.9%
       750M   Leesburg Utility System Revenue 6.3% 7/1/2002*                                826,875           332
       500M   Loudoun County Sanitation Authority Water & Sewer
                Revenue 6 1/4% 1/1/2010                                                     545,625           219
     1,000M   Norfolk Water Revenue 5 7/8% 11/1/2015                                      1,091,250           438
     1,000M   Prince William County Svc. Auth. Water & Sewer
                Sys. Rev. 6 1/2% 7/1/2001*                                                1,086,250           436
       200M   Roanoke County Water System Revenue 6 1/2%
                7/1/2001*                                                                   217,250            87
       625M   Upper Occoquan Sewer Authority Regional Sewer
                Revenue 6 1/2% 7/1/2001*                                                    678,906           273
-----------------------------------------------------------------------------------------------------------------
                                                                                          4,446,156         1,785
-----------------------------------------------------------------------------------------------------------------
              Other Revenue--23.1%
     1,000M   Chesapeake Indl. Dev. Auth. (Chesapeake Court
                House Proj.) 5 1/4% 6/1/2017                                              1,031,250           414
       700M   Frederick County Indl. Dev. Auth. (Govt. Complex
                Proj.) 6 1/2% 12/1/2014                                                     791,000           318
     1,000M   Puerto Rico Public Buildings Authority 6 1/4%
                7/1/2014                                                                  1,180,000           474
              Richmond Redev. & Hsg. Auth.
                (Old Manchester Projects):
     1,000M     6.8% 3/1/2005*                                                            1,167,500           469
       500M     5% 3/1/2018                                                                 496,875           199
     1,000M   Riverside Regional Jail Authority 5 7/8% 7/1/2014                           1,091,250           438
-----------------------------------------------------------------------------------------------------------------
                                                                                          5,757,875         2,312
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $21,085,406)                                        23,420,191         9,403
-----------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT
              INVESTMENTS--3.6%
       600M   Fairfax County Industrial Development Authority
                (Inova Svcs. Inc.) Adjustable Rate Note 4.00%**                             600,000           241
              Roanoke Industrial Development Authority:
       200M     Roanoke Memorial Hospitals Adjustable Rate
                  Note 4.00%**                                                              200,000            80
       100M     Carilion Health System Adjustable Rate
                  Note 5.05%**                                                              100,000            40
-----------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments
  (cost $900,000)                                                                           900,000           361
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments
  (cost $21,985,406)                                 97.6%                               24,320,191         9,764
Other Assets, Less Liabilities                        2.4                                   586,665           236
-----------------------------------------------------------------------------------------------------------------
Net Assets                                          100.0%                              $24,906,856       $10,000
=================================================================================================================
 *Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
**Interest rates on Adjustable Rate Notes are determined and reset weekly by the issuer.
  Interest rate shown is the rate in effect at December 31, 1998.

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 1998
--------------------------------------------------   ----------   --------------   ------------


                                                        INSURED                        NEW YORK
                                                   INTERMEDIATE          INSURED        INSURED
                                                     TAX EXEMPT       TAX EXEMPT       TAX FREE
--------------------------------------------------   ----------   --------------   ------------
Assets
Investments in securities:
At identified cost                                   $9,066,176   $  976,628,269   $172,980,419
                                                     ==========   ==============   ============
At value (Note 1A)                                   $9,514,097   $1,104,557,731   $190,114,617
Cash (overdraft)                                         82,042        1,009,279        (13,140)
Receivables:
Interest                                                119,610       19,141,972      3,451,072
Shares sold                                                 239          178,279         37,945
                                                     ----------   --------------   ------------
Total Assets                                          9,715,988    1,124,887,261    193,590,494
                                                     ----------   --------------   ------------

Liabilities
Payables:
Investment securities purchased                              --               --             --
Distributions payable                                    11,194          932,834        499,940
Shares redeemed                                          18,587          458,696        133,319
Accrued advisory fees                                        --          656,740        104,794
Accrued expenses                                         12,233           62,705         38,073
                                                     ----------   --------------   ------------
Total Liabilities                                        42,014        2,110,975        776,126
                                                     ----------   --------------   ------------
Net Assets                                           $9,673,974   $1,122,776,286   $192,814,368
                                                     ==========   ==============   ============
Net Assets Consist of:
Capital paid in                                      $9,247,885     $998,213,244   $175,680,170
Undistributed net investment income                          --          378,717             --
Accumulated net realized loss on investments            (21,832)      (3,745,137)            --
Net unrealized appreciation in value of investments     447,921      127,929,462     17,134,198
                                                     ----------   --------------   ------------
Total                                                $9,673,974   $1,122,776,286   $192,814,368
                                                     ==========   ==============   ============
Net Assets:
Class A                                              $8,673,588   $1,118,898,464   $187,543,710
Class B                                              $1,000,386       $3,877,822     $5,270,658
Shares outstanding (Note 2):
Class A                                               1,442,164      106,080,591     12,625,536
Class B                                                 166,191          367,618        354,866
Net asset value and redemption price
per share -- Class A                                      $6.01           $10.55         $14.85
                                                     ==========   ==============   ============
Maximum offering price per share -- Class A*              $6.41           $11.25         $15.84
                                                     ==========   ==============   ============
Net asset value and offering price
per share -- Class B (Note 2)                             $6.02           $10.55         $14.85
                                                     ==========   ==============   ============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 1998
--------------------------------------------------    -----------------------------------------------------
                                                                MULTI-STATE INSURED TAX FREE FUND
                                                      -----------------------------------------------------


                                                          ARIZONA    CALIFORNIA     COLORADO   CONNECTICUT
--------------------------------------------------    -----------------------------------------------------
Assets
Investments in securities:
At identified cost                                    $ 9,927,065   $13,619,312   $3,391,104   $18,528,995
                                                      ===========   ===========   ==========   ===========
At value (Note 1A)                                    $11,096,312   $15,557,062   $3,771,436   $20,449,598
Cash (overdraft)                                           35,724        93,511       77,354        90,751
Receivables:
Interest                                                  252,397       235,880       33,552       396,357
Shares sold                                                   190            --       69,324         1,904
                                                      -----------   -----------   ----------   -----------
Total Assets                                           11,384,623    15,886,453    3,951,666    20,938,610
                                                      -----------   -----------   ----------   -----------

Liabilities
Payables:
Investment securities purchased                                --       704,100           --            --
Distributions payable                                      20,463        75,268        5,421        15,286
Shares redeemed                                                --         5,012           --            --
Accrued advisory fees                                       2,813         6,252          648           740
Accrued expenses                                              152         2,080           54         5,184
                                                      -----------   -----------   ----------   -----------
Total Liabilities                                          23,428       792,712        6,123        21,210
                                                      -----------   -----------   ----------   -----------
Net Assets                                            $11,361,195   $15,093,741   $3,945,543   $20,917,400
                                                      ===========   ===========   ==========   ===========
Net Assets Consist of:
Capital paid in                                       $10,233,824   $13,149,534   $3,580,287   $19,039,303
Undistributed net investment income                         4,370         6,457        3,021         7,346
Accumulated net realized loss on investments              (46,246)           --      (18,097)      (49,852)
Net unrealized appreciation in value of investments     1,169,247     1,937,750      380,332     1,920,603
                                                      -----------   -----------   ----------   -----------
Total                                                 $11,361,195   $15,093,741   $3,945,543   $20,917,400
                                                      ===========   ===========   ==========   ===========
Net Assets:
Class A                                               $10,872,611   $14,614,373   $3,571,128   $17,433,847
Class B                                               $   488,584   $   479,368   $  374,415   $ 3,483,553
Shares outstanding (Note 2):
Class A                                                   798,311     1,198,370      271,494     1,304,927
Class B                                                    35,891        39,327       28,481       260,912
Net asset value and redemption price
per share -- Class A                                       $13.62        $12.20       $13.15        $13.36
                                                      ===========   ===========   ==========   ===========
Maximum offering price per share -- Class A*               $14.53        $13.01       $14.03        $14.25
                                                      ===========   ===========   ==========   ===========
Net asset value and offering price
per share -- Class B (Note 2)                              $13.61        $12.19       $13.15        $13.35
                                                      ===========   ===========   ==========   ===========

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 1998
--------------------------------------------------   -----------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                     -----------------------------------------------------------

                                                         FLORIDA          GEORGIA      MARYLAND   MASSACHUSETTS
--------------------------------------------------   -----------------------------------------------------------
Assets
Investments in securities:
At identified cost                                   $23,600,391       $2,931,170    $12,011,214   $21,635,838
                                                     ===========   ==============   ============   ===========
At value (Note 1A)                                   $26,419,937       $3,292,056    $13,188,513   $23,580,746
Cash (overdraft)                                           4,980           58,443         53,624          (775)
Receivables:
Interest                                                 360,539           66,165        271,716       381,643
Shares sold                                               44,045              240          9,521         1,409
Investment securities sold                                    --          146,056             --            --
                                                     -----------   --------------   ------------   -----------
Total Assets                                          26,829,501        3,562,960     13,523,374    23,963,023
                                                     -----------   --------------   ------------   -----------

Liabilities
Payables:
Investment securities purchased                               --          146,056             --            --
Distributions payable                                     83,141            4,680         20,081        83,940
Shares redeemed                                               --               --          1,782        20,000
Accrued advisory fees                                     11,137              563          3,363         9,952
Accrued expenses                                           3,925               --          2,869         1,736
                                                     -----------   --------------   ------------   -----------
Total Liabilities                                         98,203          151,299         28,095        115,628
                                                     -----------   --------------   ------------   -----------
Net Assets                                           $26,731,298       $3,411,661    $13,495,279   $23,847,395
                                                     ===========   ==============   ============   ===========
Net Assets Consist of:
Capital paid in                                      $23,904,183       $3,049,720    $12,332,426   $21,887,120
Undistributed net investment income                        7,569            1,599          5,060        15,367
Accumulated net realized loss on investments                  --             (544)       (19,506)           --
Net unrealized appreciation in value of investments    2,819,546          360,886      1,177,299     1,944,908
                                                     -----------   --------------   ------------   -----------
Total                                                $26,731,298       $3,411,661    $13,495,279   $23,847,395
                                                     ===========   ==============   ============   ===========
Net Assets:
Class A                                              $25,873,129       $3,161,981    $11,279,830   $22,421,368
Class B                                              $   858,169       $  249,680    $ ,215,449    $ 1,426,027
Shares outstanding (Note 2):
Class A                                                1,881,244          238,352        828,251     1,864,884
Class B                                                   62,394           18,840        162,719       118,662
Net asset value and redemption price
per share -- Class A                                      $13.75           $13.27         $13.62        $12.02
                                                     ===========   ==============   ============   ===========
Maximum offering price per share -- Class A*              $14.67           $14.15         $14.53        $12.82
                                                     ===========   ==============   ============   ===========
Net asset value and offering price
per share -- Class B (Note 2)                             $13.75           $13.25         $13.62        $12.02
                                                     ===========   ==============   ============   ===========

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements

Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 1998
-------------------------------------------------- ----------------------------------------
                                                        MULTI-STATE INSURED TAX FREE FUND
                                                   ----------------------------------------

                                                       MICHIGAN     MINNESOTA     MISSOURI
-------------------------------------------------- ----------------------------------------
Assets
Investments in securities:
At identified cost                                   $35,424,245   $7,556,759    $1,968,481
                                                     ===========   ==========   ===========
At value (Note 1A)                                   $39,820,244   $8,193,762    $2,179,838
Cash (overdraft)                                        (100,400)      47,447        46,121
Receivables:
Interest                                                 505,823      164,000        38,897
Shares sold                                                1,667           --            --
Investment securities sold                               112,387           --            --
                                                     -----------   ----------   -----------
Total Assets                                          40,339,721    8,405,209     2,264,856
                                                     -----------   ----------   -----------

Liabilities
Payables:
Investment securities purchased                               --           --            --
Distributions payable                                    130,148        8,017         2,905
Shares redeemed                                           93,625           --         3,406
Accrued advisory fees                                     16,858        2,098            --
Accrued expenses                                           6,635        2,398           395
                                                     -----------   ----------   -----------
Total Liabilities                                        247,266       12,513         6,706
                                                     -----------   ----------   -----------
Net Assets                                           $40,092,455   $8,392,696    $2,258,150
                                                     ===========   ==========   ===========
Net Assets Consist of:
Capital paid in                                      $35,689,589   $7,817,822    $2,100,230
Undistributed net investment income                        6,867        2,937           621
Accumulated net realized loss on investments                  --      (65,066)      (54,058)
Net unrealized appreciation in value of investments    4,395,999      637,003       211,357
                                                     -----------   ----------   -----------
Total                                                $40,092,455   $8,392,696    $2,258,150
                                                     ===========   ==========   ===========
Net Assets:
Class A                                              $39,060,813   $8,345,707    $2,086,627
Class B                                               $1,031,642      $46,989      $171,523
Shares outstanding (Note 2):
Class A                                                2,983,440      710,163       160,881
Class B                                                   78,852        3,998        13,220
Net asset value and redemption price
per share -- Class A                                      $13.09       $11.75        $12.97
                                                     ===========   ==========   ===========
Maximum offering price per share -- Class A*              $13.96       $12.53        $13.83
                                                     ===========   ==========   ===========
Net asset value and offering price
per share -- Class B (Note 2)                             $13.08       $11.75        $12.97
                                                     ===========   ==========   ===========

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 1998
-------------------------     ----------------------------------------------------
                                            MULTI-STATE INSURED TAX FREE FUND
                                         -----------------------------------------
                                                             NORTH
                                         NEW JERSEY       CAROLINA           OHIO
-------------------------     ----------------------------------------------------
Assets
Investments in securities:
At identified cost                       $55,978,655    $7,704,050    $18,568,332
                                         ===========   ===========   ============
At value (Note 1A)                       $62,017,913    $8,325,506    $20,543,078
Cash                                          73,574        91,375         59,661
Receivables:
Interest                                   1,215,725       138,518        162,767
Shares sold                                  115,048           225          7,319
                                         -----------   -----------   ------------
Total Assets                              63,422,260     8,555,624     20,772,825
                                         -----------   -----------   ------------

Liabilities
Payables:
Investment securities purchased                   --            --        494,324
Distributions payable                        196,439        11,354         38,690
Shares redeemed                               27,641            70         55,608
Accrued advisory fees                         31,559         1,420          8,466
Accrued expenses                              19,598            19          5,334
                                         -----------   -----------   ------------
Total Liabilities                            275,237        12,863        602,422
                                         -----------   -----------   ------------
Net Assets                               $63,147,023    $8,542,761    $20,170,403
                                         ===========   ===========   ============
Net Assets Consist of:
Capital paid in                          $57,106,129    $7,999,784    $18,167,174
Undistributed net investment income            1,636         1,414         28,483
Accumulated net realized loss
on investments                                    --       (79,893)            --
Net unrealized appreciation in value
of investments                             6,039,258       621,456      1,974,746
                                         -----------   -----------   ------------
Total                                    $63,147,023    $8,542,761    $20,170,403
                                         ===========   ===========   ============
Net Assets:
Class A                                  $60,585,265    $8,296,628    $19,767,114
Class B                                  $ 2,561,758    $  246,133    $   403,289
Shares outstanding (Note 2):
Class A                                    4,552,469       642,993      1,556,692
Class B                                      192,822        19,076         31,767
Net asset value and redemption price
per share -- Class A                          $13.31        $12.90         $12.70
                                         ===========   ===========   ============
Maximum offering price per share
-- Class A*                                   $14.20        $13.76         $13.55
                                         ===========   ===========   ============
Net asset value and offering price
per share -- Class B (Note 2)                 $13.29        $12.90         $12.70
                                         ===========   ===========   ============

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements


Statement of Assets and Liabilities
FIRST INVESTORS
December 31, 1998
-------------------------     ---------------------------------------------------
                                            MULTI-STATE INSURED TAX FREE FUND
                                       ------------------------------------------

                                              OREGON   PENNSYLVANIA      VIRGINIA
-------------------------     ---------------------------------------------------
Assets
Investments in securities:
At identified cost                       $12,695,509    $39,036,238   $21,985,406
                                         ===========   ============   ===========
At value (Note 1A)                       $13,831,937    $42,864,569   $24,320,191
Cash                                          58,312         91,845        84,913
Receivables:
Interest                                     199,360        598,263       481,082
Shares sold                                    3,582         59,092        92,299
                                         -----------   ------------   -----------
Total Assets                               14,093,191    43,613,769    24,978,485
                                         -----------   ------------   -----------

Liabilities
Payables:
Investment securities purchased                   --        484,001            --
Distributions payable                         11,165        164,272        58,955
Shares redeemed                                   --        118,677            --
Accrued advisory fees                          2,824         17,950        10,291
Accrued expenses                                 921          6,498         2,383
                                         -----------   ------------   -----------
Total Liabilities                             14,910        791,398        71,629
                                         -----------   ------------   -----------
Net Assets                               $14,078,281    $42,822,371   $24,906,856
                                         ===========   ============   ===========
Net Assets Consist of:
Capital paid in                          $13,105,210    $38,873,083   $22,553,187
Undistributed net investment income               --        120,957        18,891
Accumulated net realized loss
on investments                              (163,357)            --            (7)
Net unrealized appreciation in value
of investments                             1,136,428      3,828,331     2,334,785
                                         -----------   ------------   -----------
Total                                    $14,078,281    $42,822,371   $24,906,856
                                         ===========   ============   ===========
Net Assets:
Class A                                  $13,038,412    $40,774,170   $23,423,035
Class B                                  $ 1,039,869    $ 2,048,201   $ 1,483,821
Shares outstanding (Note 2):
Class A                                    1,020,785      3,075,296     1,765,804
Class B                                       81,523        154,597       112,055
Net asset value and redemption price
per share -- Class A                          $12.77         $13.26        $13.26
                                         ===========   ============   ===========
Maximum offering price per share
-- Class A*                                   $13.62         $14.14        $14.14
                                         ===========   ============   ===========
Net asset value and offering price
per share -- Class B (Note 2)                 $12.76         $13.25        $13.24
                                         ===========   ============   ===========

* On purchases of $25,000 or more, the sales charge is reduced.

See notes to financial statements


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 1998
--------------------------------------------------   ----------   --------------   ------------


                                                        INSURED                        NEW YORK
                                                   INTERMEDIATE          INSURED        INSURED
                                                     TAX EXEMPT       TAX EXEMPT       TAX FREE
--------------------------------------------------   ----------   --------------   ------------
Investment Income

Interest income                                        $461,571      $64,952,495    $10,982,001
                                                     ==========   ==============   ============
Expenses (Notes 1 and 5):
Advisory fees                                            51,962        8,060,955      1,457,759
Distribution plan expenses -- Class A                    23,290        3,218,572        569,485
Distribution plan expenses -- Class B                     8,970           36,853         45,395
Shareholder servicing costs                               8,905          955,752        161,388
Professional fees                                        12,486           76,968         42,916
Custodian fees                                            2,771           80,332         19,374
Reports to shareholders                                     642           63,137         29,521
Bond insurance premiums                                      --          144,407         19,103
Other expenses                                            4,768          153,896         57,218
                                                     ----------   --------------   ------------
Total expenses                                          113,794       12,790,872      2,402,159
Less: Expenses waived or assumed                        (58,274)              --       (194,368)
Custodian fees paid indirectly                           (2,751)         (30,135)       (10,124)
                                                     ----------   --------------   ------------
Expenses -- net                                          52,769       12,760,737      2,197,667
                                                     ----------   --------------   ------------
Net investment income                                   408,802       52,191,758      8,784,334
                                                     ----------   --------------   ------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments                        153,017        4,350,118      1,855,430
Net unrealized appreciation (depreciation)
of investments                                          (15,130)       5,576,047        (57,095)
                                                     ----------   --------------   ------------
Net gain on investments                                 137,887        9,926,165      1,798,335
                                                     ----------   --------------   ------------
Net Increase in Net Assets Resulting
from Operations                                        $546,689      $62,117,923    $10,582,669
                                                     ==========   ==============   ============

See notes to financial statements

Statement of Operations
FIRST INVESTORS
Year Ended December 31, 1998
--------------------------------------------------   -----------------------------------------------------
                                                               MULTI-STATE INSURED TAX FREE FUND
                                                     -----------------------------------------------------


                                                         ARIZONA    CALIFORNIA     COLORADO   CONNECTICUT
--------------------------------------------------   -----------------------------------------------------
Investment Income

Interest income                                         $578,222      $823,894     $204,901    $1,073,660
                                                     ===========   ===========   ==========   ===========
Expenses (Notes 1 and 5):
Advisory fees                                             80,892       115,062       28,802       149,832
Distribution plan expenses -- Class A                     20,672        29,913        6,953        33,410
Distribution plan expenses -- Class B                      4,499         3,850        3,637        32,725
Shareholder servicing costs                                9,396        10,478        6,427        16,610
Professional fees                                          4,687         9,837        1,468        12,650
Custodian fees                                             2,258         3,672        1,095         3,528
Reports to shareholders                                    1,086         4,274          790         3,266
Bond insurance premiums                                      231           807           --         3,077
Other expenses                                             3,908         3,700        2,000         7,269
                                                     -----------   -----------   ----------   -----------
Total expenses                                           127,629       181,593       51,172       262,367
Less: Expenses waived or assumed                         (67,765)      (53,288)     (31,760)      (73,603)
Custodian fees paid indirectly                            (2,225)       (2,466)      (1,084)       (3,236)
                                                     -----------   -----------   ----------   -----------
Expenses -- net                                           57,639       125,839       18,328       185,528
                                                     -----------   -----------   ----------   -----------
Net investment income                                    520,583       698,055      186,573       888,132
                                                     -----------   -----------   ----------   -----------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments                          38,699       138,965        6,145        90,498
Net unrealized appreciation (depreciation)
of investments                                            88,188        89,987       37,825       185,864
                                                     -----------   -----------   ----------   -----------
Net gain on investments                                  126,887       228,952       43,970       276,362
                                                     -----------   -----------   ----------   -----------
Net Increase in Net Assets Resulting
from Operations                                         $647,470      $927,007     $230,543    $1,164,494
                                                     ===========   ===========   ==========   ===========

See notes to financial statements


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 1998
--------------------------------------------------   --------------------------------------------
                                                            MULTI-STATE INSURED TAX FREE FUND
                                                     --------------------------------------------

                                                         FLORIDA          GEORGIA      MARYLAND
--------------------------------------------------   --------------------------------------------
Investment Income

Interest income                                       $1,364,971         $173,909       $691,557
                                                     -----------      -----------   ------------
Expenses (Notes 1 and 5):
Advisory fees                                            192,840           24,646         97,393
Distribution plan expenses -- Class A                     49,748            6,117         22,073
Distribution plan expenses -- Class B                      8,377            2,281         19,494
Shareholder servicing costs                               17,139            3,703         11,859
Professional fees                                         13,870            2,134          7,053
Custodian fees                                             4,453              896          2,565
Reports to shareholders                                    3,133              337          1,133
Bond insurance premiums                                       --              210          2,839
Other expenses                                             8,375            1,815          4,237
                                                     -----------      -----------   ------------
Total expenses                                           297,935           42,139        168,646
Less: Expenses waived or assumed                         (81,049)         (26,285)       (85,465)
Custodian fees paid indirectly                            (4,136)            (885)        (2,509)
                                                     -----------      -----------   ------------
Expenses -- net                                          212,750           14,969         80,672
                                                     -----------      -----------   ------------
Net investment income                                  1,152,221          158,940        610,885
                                                     -----------      -----------   ------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments                         131,106           10,671         59,511
Net unrealized appreciation (depreciation)
of investments                                           232,807           21,236        121,325
                                                     -----------      -----------   ------------
Net gain on investments                                  363,913           31,907        180,836
                                                     -----------      -----------   ------------
Net Increase in Net Assets Resulting
from Operations                                       $1,516,134         $190,847       $791,721
                                                     ===========      ===========   ============

See notes to financial statements


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 1998
-------------------------------------------------- -----------------------------------------
                                                        MULTI-STATE INSURED TAX FREE FUND
                                                   -----------------------------------------

                                                       MICHIGAN      MINNESOTA      MISSOURI
-------------------------------------------------- -----------------------------------------
Investment Income

Interest income                                       $2,168,619      $455,292      $113,212
                                                     -----------   -----------   -----------
Expenses (Notes 1 and 5):
Advisory fees                                            301,761        61,475        15,905
Distribution plan expenses -- Class A                     78,440        16,303         3,995
Distribution plan expenses -- Class B                     10,151           455         1,222
Shareholder servicing costs                               28,293         9,129         3,224
Professional fees                                         14,923         6,438         2,176
Custodian fees                                             5,297         1,701           596
Reports to shareholders                                   11,185         1,213           445
Bond insurance premiums                                    1,914         2,164            88
Other expenses                                            15,692         4,014         1,522
                                                     -----------   -----------   -----------
Total expenses                                           467,656       102,892        29,173
Less: Expenses waived or assumed                        (100,587)      (59,806)      (19,108)
Custodian fees paid indirectly                            (2,973)       (1,676)         (590)
                                                     -----------   -----------   -----------
Expenses -- net                                          364,096        41,410         9,475
                                                     -----------   -----------   -----------
Net investment income                                  1,804,523       413,882       103,737
                                                     -----------   -----------   -----------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments                         291,714        29,226        10,441
Net unrealized appreciation (depreciation)
of investments                                            85,297        51,706        23,945
                                                     -----------   -----------   -----------
Net gain on investments                                  377,011        80,932        34,386
                                                     -----------   -----------   -----------
Net Increase in Net Assets Resulting
from Operations                                       $2,181,534      $494,814      $138,123
                                                     ===========   ===========   ===========

See notes to financial statements


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 1998
-------------------------     ----------------------------------------------------
                                            MULTI-STATE INSURED TAX FREE FUND
                                         -----------------------------------------
                                                             NORTH
                                         NEW JERSEY       CAROLINA           OHIO
-------------------------     ----------------------------------------------------
Investment Income

Interest income                           $3,378,561       $399,408     $1,116,509
                                         -----------   ------------   ------------
Expenses (Notes 1 and 5):
Advisory fees                                461,383         59,265        148,974
Distribution plan expenses -- Class A        118,568         15,358         38,963
Distribution plan expenses -- Class B         22,334          2,230          3,815
Shareholder servicing costs                   42,100          6,945         19,823
Professional fees                             27,631          2,692          9,654
Custodian fees                                 9,348          1,916          2,994
Reports to shareholders                        8,016          1,026          7,119
Bond insurance premiums                        2,003            429          1,337
Other expenses                                14,246          3,104          9,089
                                         -----------   ------------   ------------
Total expenses                               705,629         92,965        241,768
Less: Expenses waived or assumed             (92,277)       (57,620)       (77,574)
Custodian fees paid indirectly                (6,668)        (1,892)        (2,200)
                                         -----------   ------------   ------------
Expenses -- net                              606,684         33,453        161,994
                                         -----------   ------------   ------------
Net investment income                      2,771,877        365,955        954,515
                                         -----------   ------------   ------------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments             662,131         16,557        105,338
Net unrealized appreciation
(depreciation) of investments                 23,799        132,846        (42,129)
                                         -----------   ------------   ------------
Net gain on investments                      685,930        149,403         63,209
                                         -----------   ------------   ------------
Net Increase in Net Assets Resulting
from Operations                           $3,457,807       $515,358     $1,017,724
                                         ===========   ============   ============

See notes to financial statements


Statement of Operations
FIRST INVESTORS
Year Ended December 31, 1998
-------------------------     ---------------------------------------------------
                                            MULTI-STATE INSURED TAX FREE FUND
                                       ------------------------------------------

                                              OREGON   PENNSYLVANIA      VIRGINIA
-------------------------     ---------------------------------------------------
Investment Income

Interest income                             $665,907     $2,433,188    $1,286,864
                                         -----------   ------------   -----------

Expenses (Notes 1 and 5):
Advisory fees                                 97,924        322,441       178,665
Distribution plan expenses -- Class A         24,328         82,075        44,746
Distribution plan expenses -- Class B          8,923         19,558        14,480
Shareholder servicing costs                   17,171         29,358        21,809
Professional fees                              7,319         13,209        11,315
Custodian fees                                 2,739          5,073         4,018
Reports to shareholders                        1,932          5,562         3,967
Bond insurance premiums                        1,045          1,261         2,383
Other expenses                                 4,147         15,722         5,529
                                         -----------   ------------   -----------
Total expenses                               165,528        494,259       286,912
Less: Expenses waived or assumed             (90,291)      (107,480)      (81,178)
Custodian fees paid indirectly                (2,614)        (4,310)       (3,547)
                                         -----------   ------------   -----------
Expenses -- net                               72,623        382,469       202,187
                                         -----------   ------------   -----------
Net investment income                        593,284      2,050,719     1,084,677
                                         -----------   ------------   -----------
Realized and Unrealized Gain (Loss)
on Investments (Note 4):
Net realized gain on investments              21,921        303,417       170,072
Net unrealized appreciation
(depreciation) of investments                176,273       (173,315)       41,410
                                         -----------   ------------   -----------
Net gain on investments                      198,194        130,102       211,482
                                         -----------   ------------   -----------
Net Increase in Net Assets Resulting
from Operations                             $791,478     $2,180,821    $1,296,159
                                         ===========   ============   ===========

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------  -------------------------------------------------------
                                                         INSURED INTERMEDIATE             INSURED
                                                              TAX EXEMPT                TAX EXEMPT
                                                       ----------------------  -------------------------------
Year Ended December 31                                       1998        1997           1998           1997
-----------------------------------------------------  -------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                    $408,802    $398,687     $52,191,758     $59,282,250
Net realized gain on investments                          153,017      50,171       4,350,118       6,301,947
Net unrealized appreciation (depreciation)
of investments                                            (15,130)    137,858       5,576,047      30,510,966
                                                       ----------  ----------  --------------  --------------
Net increase in net assets resulting from operations      546,689     586,716      62,117,923      96,095,163
                                                       ----------  ----------  --------------  --------------
Distributions to Shareholders
Net investment income -- Class A                         (382,903)   (369,696)    (51,992,144)    (59,425,389)
Net investment income -- Class B                          (35,153)    (28,946)       (139,136)       (139,453)
Net realized gains -- Class A                                  --          --              --              --
Net realized gains -- Class B                                  --          --              --              --
                                                       ----------  ----------  --------------  --------------
Total distributions                                      (418,056)   (398,642)    (52,131,280)    (59,564,842)
                                                       ----------  ----------  --------------  --------------
Share Transactions (a)
Class A:
Proceeds from shares sold                               1,897,134   1,296,789      28,870,405      25,022,487
Reinvestment of distributions                             255,404     252,840      39,823,598      45,619,578
Cost of shares redeemed                                  (939,120) (1,789,778)   (151,567,231)   (167,860,367)
                                                       ----------  ----------  --------------  --------------
                                                        1,213,418    (240,149)    (82,873,228)    (97,218,302)
                                                       ----------  ----------  --------------  --------------
Class B:
Proceeds from shares sold                                 324,697     280,224         878,737         784,544
Reinvestment of distributions                              25,323      18,802         116,143         106,089
Cost of shares redeemed                                  (170,139)   (123,256)       (606,637)       (581,697)
                                                       ----------  ----------  --------------  --------------
                                                          179,881     175,770         388,243         308,936
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) from share transactions         1,393,299     (64,379)    (82,484,985)    (96,909,366)
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) in net assets                   1,521,932     123,695     (72,498,342)    (60,379,045)

Net Assets
Beginning of year                                       8,152,042   8,028,347   1,195,274,628   1,255,653,673
                                                       ----------  ----------  --------------  --------------
End of year+                                           $9,673,974  $8,152,042  $1,122,776,286  $1,195,274,628
                                                       ==========  ==========  ==============  ==============
+Includes undistributed net investment income of       $       --  $    2,793  $      378,717  $      318,239
                                                       ==========  ==========  ==============  ==============
(a) Shares Issued and Redeemed
Class A:
Sold                                                      317,906     223,924       2,745,318       2,452,421
Issued for distributions reinvested                        42,864      43,437       3,798,052       4,476,197
Redeemed                                                 (158,006)   (308,527)    (14,459,581)    (16,510,382)
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) in Class A shares outstanding     202,764     (41,166)     (7,916,211)     (9,581,764)
                                                       ==========  ==========  ==============  ==============
Class B:
Sold                                                       54,364      48,220          83,541          77,307
Issued for distributions reinvested                         4,244       3,220          11,071          10,406
Redeemed                                                  (28,578)    (21,066)        (57,995)        (57,234)
                                                       ----------  ----------  --------------  --------------
Net increase in Class B shares outstanding                 30,030      30,374          36,617          30,479
                                                       ==========  ==========  ==============  ==============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------  -----------------------------------------------------
                                                                NEW YORK              MULTI-STATE INSURED
                                                            INSURED TAX FREE                ARIZONA
                                                       ---------------------------  ------------------------
Year Ended December 31                                          1998          1997         1998         1997
-----------------------------------------------------  -----------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $8,784,334    $9,669,364     $520,583     $462,459
Net realized gain on investments                           1,855,430       999,973       38,699       18,999
Net unrealized appreciation (depreciation)
of investments                                               (57,095)    4,334,404       88,188      350,052
                                                        ------------  ------------  -----------  -----------
Net increase in net assets resulting from operations      10,582,669    15,003,741      647,470      831,510
                                                        ------------  ------------  -----------  -----------
Distributions to Shareholders
Net investment income -- Class A                          (8,631,460)   (9,533,619)    (498,161)    (449,449)
Net investment income -- Class B                            (172,992)     (124,703)     (18,089)     (13,842)
Net realized gains -- Class A                             (1,811,151)     (991,578)          --           --
Net realized gains -- Class B                                (50,918)      (18,325)          --           --
                                                        ------------  ------------  -----------  -----------
Total distributions                                      (10,666,521)  (10,668,225)    (516,250)    (463,291)
                                                        ------------  ------------  -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                  8,482,447     8,821,313    1,873,481    2,127,438
Reinvestment of distributions                              7,708,106     7,725,167      266,865      250,827
Cost of shares redeemed                                  (23,835,964)  (29,029,473)  (1,084,999)  (1,422,398)
                                                        ------------  ------------  -----------  -----------
                                                          (7,645,411)  (12,482,993)   1,055,347      955,867
                                                        ------------  ------------  -----------  -----------
Class B:
Proceeds from shares sold                                  1,882,792     1,309,248       87,136      175,581
Reinvestment of distributions                                152,887        85,393       10,895        8,313
Cost of shares redeemed                                     (367,708)     (109,219)     (51,458)     (51,410)
                                                        ------------  ------------  -----------  -----------
                                                           1,667,971     1,285,422       46,573      132,484
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) from share transactions           (5,977,440)  (11,197,571)   1,101,920    1,088,351
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) in net assets                     (6,061,292)   (6,862,055)   1,233,140    1,456,570

Net Assets
Beginning of year                                        198,875,660   205,737,715   10,128,055    8,671,485
                                                        ------------  ------------  -----------  -----------
End of year+                                            $192,814,368  $198,875,660  $11,361,195  $10,128,055
                                                        ============  ============  ===========  ===========
+Includes undistributed net investment income of                $ --       $15,802       $4,370          $37
                                                        ============  ============  ===========  ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                         570,191       605,875      138,599      162,298
Issued for distributions reinvested                          518,763       528,609       19,715       19,141
Redeemed                                                  (1,603,307)   (1,993,188)     (80,274)    (108,423)
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) in Class A shares outstanding       (514,353)     (858,704)      78,040       73,016
                                                        ============  ============  ===========  ===========
Class B:
Sold                                                         126,852        89,912        6,468       13,468
Issued for distributions reinvested                           10,288         5,830          805          634
Redeemed                                                     (24,762)       (7,506)      (3,850)      (3,943)
                                                        ------------  ------------  -----------  -----------
Net increase in Class B shares outstanding                   112,378        88,236        3,423       10,159
                                                        ============  ============  ===========  ===========

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------  ---------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       ---------------------------------------------------
                                                              CALIFORNIA                  COLORADO
                                                       -----------------------  -------------------------
Year Ended December 31                                        1998        1997          1998         1997
-----------------------------------------------------  ----------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $698,055     $734,070     $186,573     $186,181
Net realized gain on investments                           138,965      222,497        6,145       27,776
Net unrealized appreciation of investments                  89,987      457,511       37,825      120,228
                                                       -----------  -----------  -----------  -----------
Net increase in net assets resulting from operations       927,007    1,414,078      230,543      334,185
                                                       -----------  -----------  -----------  -----------
Distributions to Shareholders
Net investment income - Class A                           (679,429)    (730,988)    (169,316)    (173,961)
Net investment income - Class B                            (14,501)      (4,864)     (14,712)     (11,744)
Net realized gains - Class A                              (135,517)    (220,063)          --           --
Net realized gains - Class B                                (4,461)      (3,128)          --           --
                                                       -----------  -----------  -----------  -----------
Total distributions                                       (833,908)    (959,043)    (184,028)    (185,705)
                                                       -----------  -----------  -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                1,594,351    1,926,113      749,804      543,509
Reinvestment of distributions                              451,949      543,564      101,964      103,551
Cost of shares redeemed                                 (3,123,781)  (2,878,847)    (746,101)    (825,607)
                                                       -----------  -----------  -----------  -----------
                                                        (1,077,481)    (409,170)     105,667     (178,547)
                                                       -----------  -----------  -----------  -----------
Class B:
Proceeds from shares sold                                  266,114      100,191       10,000      125,400
Reinvestment of distributions                                7,758        3,784       13,717       11,359
Cost of shares redeemed                                    (17,116)        (133)     (24,612)     (19,006)
                                                       -----------  -----------  -----------  -----------
                                                           256,756      103,842         (895)     117,753
                                                       -----------  -----------  -----------  -----------
Net increase (decrease) from share transactions           (820,725)    (305,328)     104,772      (60,794)
                                                       -----------  -----------  -----------  -----------
Net increase (decrease) in net assets                     (727,626)     149,707      151,287       87,686

Net Assets
Beginning of year                                       15,821,367   15,671,660    3,794,256    3,706,570
                                                       -----------  -----------  -----------  -----------
End of year+                                           $15,093,741  $15,821,367   $3,945,543   $3,794,256
                                                       ===========  ===========  ===========  ===========
+Includes undistributed net investment income of       $     6,457  $     2,332   $    3,021   $      476
                                                       ===========  ===========  ===========  ===========
 (a) Shares Issued and Redeemed
Class A:
Sold                                                       131,137      162,506       57,230       43,260
Issued for distributions reinvested                         37,073       45,562        7,805        8,215
Redeemed                                                  (257,038)    (243,525)     (57,208)     (65,387)
                                                        ----------  -----------  -----------  -----------
Net increase (decrease) in Class A shares
outstanding                                                (88,828)     (35,457)       7,827      (13,912)
                                                       ===========  ===========  ===========  ===========
Class B:
Sold                                                        21,895        8,213          772        9,886
Issued for distributions reinvested                            636          317        1,051          899
Redeemed                                                    (1,396)         (11)      (1,877)      (1,536)
                                                       -----------  -----------  -----------  -----------
Net increase (decrease) in Class B shares
outstanding                                                 21,135        8,519          (54)       9,249
                                                       ===========  ===========  ===========  ===========

See notes to financial statements

Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------  ---------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       ---------------------------------------------------
                                                               CONNECTICUT                 FLORIDA
                                                       -------------------------  ------------------------
Year Ended December 31                                         1998         1997         1998         1997
-----------------------------------------------------  ---------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                      $888,132     $795,326   $1,152,221   $1,129,186
Net realized gain on investments                             90,498       50,520      131,106       67,791
Net unrealized appreciation of investments                  185,864      584,046      232,807      918,984
                                                        -----------  -----------  -----------  -----------
Net increase in net assets resulting from operations      1,164,494    1,429,892    1,516,134    2,115,961
                                                        -----------  -----------  -----------  -----------
Distributions to Shareholders
Net investment income - Class A                            (759,838)    (727,487)  (1,115,201)  (1,103,241)
Net investment income - Class B                            (122,488)     (69,611)     (31,678)     (25,765)
Net realized gains - Class A                                     --           --     (127,113)     (64,428)
Net realized gains - Class B                                     --           --       (4,219)      (2,262)
                                                        -----------  -----------  -----------  -----------
Total distributions                                        (882,326)    (797,098)  (1,278,211)  (1,195,696)
                                                        -----------  -----------  -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 2,358,296    3,345,337    4,069,057    3,953,847
Reinvestment of distributions                               600,282      577,348      656,546      639,331
Cost of shares redeemed                                  (1,910,271)  (3,536,484)  (2,922,734)  (4,945,111)
                                                        -----------  -----------  -----------  -----------
                                                          1,048,307      386,201    1,802,869     (351,933)
                                                        -----------  -----------  -----------  -----------
Class B:
Proceeds from shares sold                                   626,852    1,650,444       73,697      383,014
Reinvestment of distributions                               107,129       60,562       23,726       19,073
Cost of shares redeemed                                    (189,093)    (396,030)     (83,656)    (141,095)
                                                        -----------  -----------  -----------  -----------
                                                            544,888    1,314,976       13,767      260,992
                                                        -----------  -----------  -----------  -----------
Net increase (decrease) from share transactions           1,593,195    1,701,177    1,816,636      (90,941)
                                                        -----------  -----------  -----------  -----------
Net increase (decrease) in net assets                     1,875,363    2,333,971    2,054,559      829,324

Net Assets
Beginning of year                                        19,042,037   16,708,066   24,676,739   23,847,415
                                                        -----------  -----------  -----------  -----------
End of year+                                            $20,917,400  $19,042,037  $26,731,298  $24,676,739
                                                        ===========  ===========  ===========  ===========
+Includes undistributed net investment income of             $7,346       $1,540       $7,569       $2,227
                                                        ===========  ===========  ===========  ===========
 (a) Shares Issued and Redeemed
Class A:
Sold                                                        178,314      261,160      297,455      297,950
Issued for distributions reinvested                          45,259       44,937       47,988       48,100
Redeemed                                                   (144,562)    (276,898)    (214,071)    (373,839)
                                                        -----------  -----------  -----------  -----------
Net increase (decrease) in Class A shares
outstanding                                                  79,011       29,199      131,372      (27,789)
                                                        ===========  ===========  ===========  ===========
Class B:
Sold                                                         47,451      127,371        5,380       28,887
Issued for distributions reinvested                           8,081        4,708        1,734        1,432
Redeemed                                                    (14,215)     (30,991)      (6,133)     (10,782)
                                                        -----------  -----------  -----------  -----------
Net increase (decrease) in Class B shares
outstanding                                                  41,317      101,088          981       19,537
                                                        ===========  ===========  ===========  ===========

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------  -----------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       -------------------------------------------------------
                                                               GEORGIA                    MARYLAND
                                                       ----------------------  -----------------------------
Year Ended December 31                                       1998        1997            1998           1997
-----------------------------------------------------  -------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                    $158,940    $168,712        $610,885        $570,758
Net realized gain on investments                           10,671      30,180          59,511          42,900
Net unrealized appreciation (depreciation)
of investments                                             21,236     119,243         121,325         452,934
                                                       ----------  ----------  --------------  --------------
Net increase in net assets resulting from operations      190,847     318,135         791,721       1,066,592
                                                       ----------  ----------  --------------  --------------
Distributions to Shareholders
Net investment income -- Class A                        (148,474)    (160,266)       (529,069)       (511,125)
Net investment income -- Class B                          (9,211)      (8,102)        (77,864)        (58,525)
Net realized gains -- Class A                                  --          --              --              --
Net realized gains -- Class B                                  --          --              --              --
                                                       ----------  ----------  --------------  --------------
Total distributions                                      (157,685)   (168,368)       (606,933)       (569,650)
                                                       ----------  ----------  --------------  --------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 386,432     311,222       1,771,728       1,369,331
Reinvestment of distributions                              95,448     121,894         310,259         315,673
Cost of shares redeemed                                  (502,013)   (691,067)     (1,665,358)     (1,531,338)
                                                       ----------  ----------  --------------  --------------
                                                          (20,133)   (257,951)        416,629         153,666
                                                       ----------  ----------  --------------  --------------
Class B:
Proceeds from shares sold                                  35,384      46,095         670,361         755,812
Reinvestment of distributions                               9,211       8,065          42,872          33,277
Cost of shares redeemed                                      (246)    (11,387)       (306,875)        (90,836)
                                                       ----------  ----------  --------------  --------------
                                                           44,349      42,773         406,358         698,253
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) from share transactions            24,216    (215,178)        822,987         851,919
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) in net assets                      57,378     (65,411)      1,007,775       1,348,861

Net Assets
Beginning of year                                       3,354,283   3,419,694      12,487,504      11,138,643
                                                       ----------  ----------  --------------  --------------
End of year+                                           $3,411,661  $3,354,283     $13,495,279     $12,487,504
                                                       ==========  ==========  ==============  ==============
+Includes undistributed net investment income of       $    1,599  $      344     $     5,060     $     1,108
                                                       ==========  ==========  ==============  ==============
(a) Shares Issued and Redeemed
Class A:
Sold                                                       29,199      24,835         131,413         105,429
Issued for distributions reinvested                         7,242       9,603          22,976          24,226
Redeemed                                                  (38,181)    (54,774)       (123,247)       (118,217)
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) in Class A shares
outstanding                                                (1,740)    (20,336)         31,142          11,438
                                                       ==========  ==========  ==============  ==============
Class B:
Sold                                                        2,699       3,668          49,637          57,852
Issued for distributions reinvested                           699         635           3,172           2,552
Redeemed                                                      (18)       (895)        (22,830)         (6,964)
                                                       ----------  ----------  --------------  --------------
Net increase in Class B shares outstanding                  3,380       3,408          29,979          53,440
                                                       ==========  ==========  ==============  ==============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------  -----------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       -----------------------------------------------------
                                                              MASSACHUSETTS                  MICHIGAN
                                                       ---------------------------  ------------------------
Year Ended December 31                                          1998          1997         1998         1997
-----------------------------------------------------  -----------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $1,105,621    $1,155,755   $1,804,523   $1,845,635
Net realized gain on investments                             459,494       140,093      291,714      142,240
Net unrealized appreciation (depreciation)
of investments                                              (356,826)      551,435       85,297    1,509,328
                                                        ------------  ------------  -----------  -----------
Net increase in net assets resulting from operations       1,208,289     1,847,283    2,181,534    3,497,203
                                                        ------------  ------------  -----------  -----------
Distributions to Shareholders
Net investment income -- Class A                          (1,050,431)   (1,133,213)  (1,762,486   (1,809,590)
Net investment income -- Class B                             (39,990)      (26,803)     (37,283)     (33,932)
Net realized gains -- Class A                               (433,402)     (137,168)    (284,638)    (138,717)
Net realized gains -- Class B                                (27,565)       (4,721)      (7,529)      (3,576)
                                                        ------------  ------------  -----------  -----------
Total distributions                                       (1,551,388)   (1,301,905)  (2,091,936)  (1,985,815)
                                                        ------------  ------------  -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                  1,552,045     2,739,539    3,003,493    3,513,245
Reinvestment of distributions                              1,192,740       983,401    1,271,187    1,129,433
Cost of shares redeemed                                   (2,854,850)   (3,944,233)  (4,881,005)  (3,465,523)
                                                        ------------  ------------  -----------  -----------
                                                            (110,065)     (221,293)    (606,325)   1,177,155
                                                        ------------  ------------  -----------  -----------
Class B:
Proceeds from shares sold                                    678,504       242,414      199,508      261,965
Reinvestment of distributions                                 55,380        24,880       24,681       19,651
Cost of shares redeemed                                      (68,670)      (18,083)    (214,257)     (23,603)
                                                        ------------  ------------  -----------  -----------
                                                             665,214       249,211        9,932      258,013
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) from share transactions              555,149        27,918     (596,393)   1,435,168
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) in net assets                        212,050       573,296     (506,795)   2,946,556

Net Assets
Beginning of year                                         23,635,345    23,062,049   40,599,250   37,652,694
                                                        ------------  ------------  -----------  -----------
End of year+                                             $23,847,395   $23,635,345  $40,092,455  $40,599,250
                                                        ============  ============  ===========  ===========
+Includes undistributed net investment income of         $    15,367   $       167  $     6,867  $     2,113
                                                        ============  ============  ===========  ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                         127,084       228,885      229,191      278,017
Issued for distributions reinvested                           98,331        81,842       97,042       88,609
Redeemed                                                    (233,988)     (328,701)    (373,083)    (273,847)
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) in Class A shares
outstanding                                                   (8,573)      (17,974)     (46,850)      92,779
                                                        ============  ============  ===========  ===========
Class B:
Sold                                                          55,365        20,137       15,260       20,673
Issued for distributions reinvested                            4,572         2,069        1,886        1,542
Redeemed                                                      (5,536)       (1,506)     (16,302)      (1,854)
                                                        ------------  ------------  -----------  -----------
Net increase in Class B shares outstanding                    54,401        20,700          844       20,361
                                                        ============  ============  ===========  ===========

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS


-----------------------------------------------------  ------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       ------------------------------------------------------
                                                              MINNESOTA                  MISSOURI
                                                       ----------------------  ------------------------------
Year Ended December 31                                       1998        1997           1998           1997
-----------------------------------------------------  ------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                    $413,882    $438,481        $103,737         $98,660
Net realized gain on investments                           29,226      47,529          10,441           8,239
Net unrealized appreciation of investments                 51,706     197,717          23,945          69,406
                                                       ----------  ----------  --------------  --------------
Net increase in net assets resulting from operations      494,814     683,727         138,123         176,305
                                                       ----------  ----------  --------------  --------------
Distributions to Shareholders
Net investment income -- Class A                         (409,132)   (436,938)        (98,269)        (95,683)
Net investment income -- Class B                           (1,904)     (1,867)         (5,007)         (3,062)
Net realized gains -- Class A                                  --          --              --              --
Net realized gains -- Class B                                  --          --              --              --
                                                       ----------  ----------  --------------  --------------
Total distributions                                      (411,036)   (438,805)       (103,276)        (98,745)
                                                       ----------  ----------  --------------  --------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                 560,476     621,511         371,474          75,383
Reinvestment of distributions                             311,414     326,972          62,596          59,727
Cost of shares redeemed                                  (840,538) (1,265,323)       (178,522)       (335,899)
                                                       ----------  ----------  --------------  --------------
                                                           31,352    (316,840)        255,548        (200,789)
                                                       ----------  ----------  --------------  --------------
Class B:
Proceeds from shares sold                                   2,000      48,632          48,020          74,001
Reinvestment of distributions                               1,909       1,747           4,889           3,063
Cost of shares redeemed                                    (1,000)    (48,765)             --            (139)
                                                       ----------  ----------  --------------  --------------
                                                            2,909       1,614          52,909          76,925
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) from share transactions            34,261    (315,226)        308,457        (123,864)
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) in net assets                     118,039     (70,304)        343,304         (46,304)

Net Assets
Beginning of year                                       8,274,657   8,344,961       1,914,846       1,961,150
                                                       ----------  ----------  --------------  --------------
End of year+                                           $8,392,696  $8,274,657      $2,258,150      $1,914,846
                                                       ==========  ==========  ==============  ==============
+Includes undistributed net investment income of       $    2,937  $       91      $      621      $      160
                                                       ==========  ==========  ==============  ==============
(a) Shares Issued and Redeemed
Class A:
Sold                                                       47,618      54,777          29,195           6,070
Issued for distributions reinvested                        26,654      28,722           4,866           4,804
Redeemed                                                  (72,134)   (111,020)        (13,888)        (26,881)
                                                       ----------  ----------  --------------  --------------
Net increase (decrease) in Class A shares
outstanding                                                 2,138     (27,521)         20,173         (16,007)
                                                       ==========  ==========  ==============  ==============
Class B:
Sold                                                          174       4,239           3,697           5,995
Issued for distributions reinvested                           163         154             380             245
Redeemed                                                      (87)     (4,246)             --             (11)
                                                       ----------  ----------  --------------  --------------
Net increase in Class B shares outstanding                    250         147           4,077           6,229
                                                       ==========  ==========  ==============  ==============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------  -----------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       -----------------------------------------------------
                                                               NEW JERSEY              NORTH CAROLINA
                                                       ---------------------------  ------------------------
Year Ended December 31                                          1998          1997         1998         1997
-----------------------------------------------------  -----------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $2,771,877    $2,894,916     $365,955     $299,883
Net realized gain on investments                             662,131       538,959       16,557       14,963
Net unrealized appreciation of investments                    23,799     1,458,613      132,846      254,334
                                                        ------------  ------------  -----------  -----------
Net increase in net assets resulting from operations       3,457,807     4,892,488      515,358      569,180
                                                        ------------  ------------  -----------  -----------
Distributions to Shareholders
Net investment income -- Class A                          (2,693,979)   (2,820,992)    (356,381)    (294,736)
Net investment income -- Class B                             (83,488)      (70,065)      (8,468)      (5,281)
Net realized gains -- Class A                               (638,421)     (521,354)          --           --
Net realized gains -- Class B                                (27,005)      (17,683)          --           --
                                                        ------------  ------------  -----------  -----------
Total distributions                                       (3,442,893)   (3,430,094)    (364,849)    (300,017)
                                                        ------------  ------------  -----------  -----------
Share Transactions (a)
Class A:
Proceeds from shares sold                                  6,159,936     5,185,860    1,639,024    1,277,363
Reinvestment of distributions                              2,304,360     2,163,582      223,837      189,740
Cost of shares redeemed                                   (7,139,371)   (8,349,542)    (409,842)    (855,438)
                                                        ------------  ------------  -----------  -----------
                                                           1,324,925    (1,000,100)   1,453,019      611,665
                                                        ------------  ------------  -----------  -----------
Class B:
Proceeds from shares sold                                    710,030       514,175       62,154      125,284
Reinvestment of distributions                                 89,417        68,543        5,532        3,236
Cost of shares redeemed                                     (245,751)     (216,809)     (10,810)     (83,078)
                                                        ------------  ------------  -----------  -----------
                                                             553,696       365,909       56,876       45,442
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) from share transactions            1,878,621      (634,191)   1,509,895      657,107
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) in net assets                      1,893,535       828,203    1,660,404      926,270

Net Assets
Beginning of year                                         61,253,488    60,425,285    6,882,357    5,956,087
                                                        ------------  ------------  -----------  -----------
End of year+                                             $63,147,023   $61,253,488   $8,542,761   $6,882,357
                                                        ============  ============  ===========  ===========
+Includes undistributed net investment income of         $     1,636   $     7,226   $    1,414   $      308
                                                        ============  ============  ===========  ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                         461,281       397,509      128,727      103,107
Issued for distributions reinvested                          172,773       164,789       17,520       15,450
Redeemed                                                    (534,399)     (638,130)     (32,060)     (69,558)
                                                        ------------  ------------  -----------  -----------
Net increase (decrease) in Class A shares
outstanding                                                   99,655       (75,832)     114,187       48,999
                                                        ============  ============  ===========  ===========
Class B:
Sold                                                          53,282        39,138        4,883       10,154
Issued for distributions reinvested                            6,715         5,219          433          264
Redeemed                                                     (18,554)      (16,522)        (862)      (6,823)
                                                        ------------  ------------  -----------  -----------
Net increase in Class B shares outstanding                    41,443        27,835        4,454        3,595
                                                        ============  ============  ===========  ===========

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------  ----------------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       ----------------------------------------------------------
                                                                 OHIO                         OREGON
                                                       -------------------------  -------------------------------
Year Ended December 31                                        1998          1997            1998             1997
-----------------------------------------------------  ----------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $954,515      $937,436        $593,284        $545,833
Net realized gain on investments                           105,338       108,868          21,921          40,560
Net unrealized appreciation (depreciation)
of investments                                             (42,129)      550,280         176,273         519,899
                                                      ------------  ------------  --------------  --------------
Net increase in net assets resulting from operations     1,017,724     1,596,584         791,478       1,106,292
                                                      ------------  ------------  --------------  --------------
Distributions to Shareholders
Net investment income -- Class A                          (913,253)     (923,757)       (560,461)       (521,186)
Net investment income -- Class B                           (14,670)      (11,788)        (34,225)        (26,319)
Net realized gains -- Class A                             (103,541)     (107,079)             --              --
Net realized gains -- Class B                               (2,115)       (1,856)             --              --
                                                      ------------  ------------  --------------  --------------
Total distributions                                     (1,033,579)   (1,044,480)       (594,686)       (547,505)
                                                      ------------  ------------  --------------  --------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                2,214,427     1,562,659       2,442,130       2,314,351
Reinvestment of distributions                              750,957       729,611         434,290         415,538
Cost of shares redeemed                                 (2,490,353)   (3,651,289)     (1,821,201)     (1,372,531)
                                                      ------------  ------------  --------------  --------------
                                                           475,031    (1,359,019)      1,055,219       1,357,358
                                                      ------------  ------------  --------------  --------------
Class B:
Proceeds from shares sold                                   95,265        99,500         293,952         135,183
Reinvestment of distributions                               13,500        12,697          31,339          25,954
Cost of shares redeemed                                    (40,388)      (64,408)       (51,221)          (9,259)
                                                      ------------  ------------  --------------  --------------
                                                            68,377        47,789         274,070         151,878
                                                      ------------  ------------  --------------  --------------
Net increase (decrease) from share transactions            543,408    (1,311,230)      1,329,289       1,509,236
                                                      ------------  ------------  --------------  --------------
Net increase (decrease) in net assets                      527,553      (759,126)      1,526,081       2,068,023

Net Assets
Beginning of year                                       19,642,850    20,401,976       12,552,200     10,484,177
                                                      ------------  ------------  --------------  --------------
End of year+                                           $20,170,403   $19,642,850      $14,078,281    $12,552,200
                                                      ============  ============  ==============  ==============
+Includes undistributed net investment income of       $    28,483   $     1,891      $ --           $     1,131
                                                      ============  ============  ==============  ==============
(a) Shares Issued and Redeemed
Class A:
Sold                                                       174,415       126,005         192,410         190,759
Issued for distributions reinvested                         59,011        58,449          34,311          34,078
Redeemed                                                  (195,415)     (295,120)       (144,132)       (112,963)
                                                      ------------  ------------  --------------  --------------
Net increase (decrease) in Class A shares
outstanding                                                 38,011      (110,666)         82,589         111,874
                                                      ============  ============  ==============  ==============
Class B:
Sold                                                         7,493         8,014          23,233          11,116
Issued for distributions reinvested                          1,062         1,017           2,477           2,129
Redeemed                                                    (3,175)       (5,212)         (4,029)           (747)
                                                      ------------  ------------  --------------  --------------
Net increase in Class B shares outstanding                   5,380         3,819          21,681          12,498
                                                      ============  ============  ==============  ==============

See notes to financial statements


Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------  ----------------------------------------------------
                                                                  MULTI-STATE INSURED TAX FREE FUND
                                                       ----------------------------------------------------
                                                              PENNSYLVANIA                 VIRGINIA
                                                       --------------------------  ------------------------
Year Ended December 31                                         1998          1997         1998         1997
-----------------------------------------------------  ----------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                    $2,050,719    $2,102,139   $1,084,677   $1,062,779
Net realized gain on investments                            303,417       499,152      170,072       55,541
Net unrealized appreciation (depreciation)
of investments                                             (173,315)    1,260,229       41,410      841,380
                                                       ------------  ------------  -----------  -----------
Net increase in net assets resulting from operations      2,180,821     3,861,520    1,296,159    1,959,700
                                                       ------------  ------------  -----------  -----------
Distributions to Shareholders
Net investment income -- Class A                         (1,859,304)   (2,053,887)  (1,014,072)  (1,017,300)
Net investment income -- Class B                            (72,835)      (48,614)     (53,905)     (49,137)
Net realized gains -- Class A                              (290,930)     (481,910)    (161,139)     (53,373)
Net realized gains -- Class B                               (14,563)      (19,807)     (10,233)      (3,353)
                                                       ------------  ------------  -----------  -----------
Total distributions                                      (2,237,632)   (2,604,218)  (1,239,349)  (1,123,163)
                                                       ------------  ------------  -----------  -----------
Share Transactions (a)
Class
Proceeds from shares sold                                 4,340,752     4,830,698    2,513,743    1,989,565
Reinvestment of distributions                             1,289,547     1,549,699      795,105      717,022
Cost of shares redeemed                                  (7,025,076)   (7,614,846)  (2,074,090)  (2,405,825)
                                                       ------------  ------------  -----------  -----------
                                                         (1,394,777)   (1,234,449)   1,234,758      300,762
                                                       ------------  ------------  -----------  -----------
Class B:
Proceeds from shares sold                                   286,627       965,794      129,680      372,554
Reinvestment of distributions                                52,980        48,384       37,357       30,964
Cost of shares redeemed                                     (27,855)      (83,930)     (77,741)    (227,855)
                                                       ------------  ------------  -----------  -----------
                                                            311,752       930,248       89,296      175,663
                                                       ------------  ------------  -----------  -----------
Net increase (decrease) from share transactions          (1,083,025)     (304,201)   1,324,054      476,425
                                                       ------------  ------------  -----------  -----------
Net increase (decrease) in net assets                    (1,139,836)      953,101    1,380,864    1,312,962

Net Assets
Beginning of year                                        43,962,207    43,009,106   23,525,992   22,213,030
                                                       ------------  ------------  -----------  -----------
End of year+                                            $42,822,371   $43,962,207  $24,906,856  $23,525,992
                                                       ============  ============  ===========  ===========
+Includes undistributed net investment income of        $   120,957   $     2,377  $    18,891  $     2,191
                                                       ============  ============  ===========  ===========
(a) Shares Issued and Redeemed
Class A:
Sold                                                        326,228       373,121      188,751      155,283
Issued for distributions reinvested                          96,963       118,522       59,960       55,601
Redeemed                                                   (527,157)     (582,302)    (156,840)    (187,941)
                                                       ------------  ------------  -----------  -----------
Net increase (decrease) in Class A shares
outstanding                                                (103,966)      (90,659)      91,871       22,943
                                                       ============  ============  ===========  ===========
Class B:
Sold                                                         21,633        73,391        9,938       29,002
Issued for distributions reinvested                           3,988         3,687        2,820        2,405
Redeemed                                                     (2,092)       (6,492)      (5,876)     (17,762)
                                                       ------------  ------------  -----------  -----------
Net increase in Class B shares outstanding                   23,529        70,586        6,882       13,645
                                                       ============  ============  ===========  ===========

See notes to financial statements


Notes to Financial Statements

1. Significant Accounting Policies--First Investors Insured Intermediate
Tax Exempt Fund ("Insured Intermediate"), a series of First Investors Series Fund ("Series Fund"), First Investors Insured Tax Exempt Fund, Inc. ("Insured Tax Exempt"), First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and the Arizona, California, Colorado, Connecticut, Florida, Georgia, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds, each a series of
First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured"), (collectively, the "Funds"), are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. Series Fund offers four additional series which are not included in this report. The investment objective of each Fund is as follows:

Insured Intermediate seeks to provide a high level of interest income which is exempt from federal income tax.

Insured Tax Exempt seeks to provide a high level of interest income which is exempt from federal income tax.

New York Insured seeks to provide a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes.

Multi-State Insured seeks to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated in the prospectus, from state and local income taxes for residents of that state.

A. Security Valuation--The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Boards of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is insured and not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield. Insured Tax Exempt may invest up to 20% of its assets in portfolio securities not covered by the insurance feature; Insured Intermediate, New York Insured and Multi-State Insured may invest up to 35% of their assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At December 31, 1998, capital loss carryovers were as follows:

                                          Year Capital Loss
                                          Carryovers Expire
                            -----------------------------------------
Fund                             Total        2002     2003      2004
-----------                 ----------  ----------  -------  --------
Insured Intermediate.       $   21,207  $       --  $ 7,566  $ 13,641
Insured Tax Exempt           3,745,137   3,221,246       --   523,891
Arizona                         46,246      34,111       --    12,135
Colorado                        18,097      18,097       --        --
Connecticut                     49,852      49,852       --        --
Georgia                            544          --       --       544
Maryland                        19,506       6,741       --    12,765
Minnesota                       65,066         432   64,634        --
Missouri                        54,058      44,353    9,705        --
North Carolina                  79,893      36,481   20,296    23,116
Oregon                         161,150     106,103       --    55,047

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. General expenses of Multi-State Insured and Series Fund are allocated among and charged to the assets of each Fund in the series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. For the year ended December 31, 1998, The Bank of New York, custodian for the Funds, has provided total credits in the amount of $89,612 against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 500,000,000 shares originally authorized, Insured Tax Exempt has designated 300,000,000 shares as Class A and 200,000,000 shares as Class
B. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. Multi-State Insured and Series Fund have established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--New York Insured and Multi-State Insured invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region.

4. Security Transactions--For the year ended December 31, 1998, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                   Cost of         Proceeds
Fund                             Purchases         of Sales
----                          ------------     ------------
Insured Intermediate          $ 15,379,305     $ 14,261,197
Insured Tax Exempt             213,617,580      349,089,399
New York Insured                82,960,929       98,734,480
Arizona                          6,162,613        5,292,205
California                      12,131,070       13,257,232
Colorado                           919,719          941,200
Connecticut                      6,324,437        4,979,311
Florida                         12,912,584       11,048,204
Georgia                          1,153,045        1,163,079
Maryland                         4,904,263        4,146,916
Massachusetts                   11,185,370       11,698,549
Michigan                         7,937,726        8,618,868
Minnesota                        1,793,076        1,748,811
Missouri                           582,476          350,367
New Jersey                      16,725,555       16,911,117
North Carolina                   5,660,977        4,184,700
Ohio                             7,289,618        6,671,856
Oregon                           4,652,332        3,400,189
Pennsylvania                    11,054,323       11,766,698
Virginia                         6,297,835        6,042,376

At December 31, 1998, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                           Gross         Gross           Net
                         Aggregate    Unrealized    Unrealized    Unrealized
Fund                          Cost  Appreciation  Depreciation  Appreciation
----                  ------------  ------------  ------------  ------------
Insured Intermediate  $  9,066,176  $    450,616       $ 2,695  $    447,921
Insured Tax Exempt     976,628,269   127,963,360        33,898   127,929,462
New York Insured       172,980,419    17,152,586        18,388    17,134,198
Arizona                  9,927,065     1,169,247            --     1,169,247
California              13,619,312     1,937,750            --     1,937,750
Colorado                 3,391,104       380,332            --       380,332
Connecticut             18,528,995     1,926,197         5,594     1,920,603
Florida                 23,600,391     2,819,546            --     2,819,546
Georgia                  2,931,170       360,886            --       360,886
Maryland                12,011,214     1,184,371         7,072     1,177,299
Massachusetts           21,635,838     1,944,908            --     1,944,908
Michigan                35,424,245     4,395,999            --     4,395,999
Minnesota                7,556,759       637,003            --       637,003
Missouri                 1,968,481       211,357            --       211,357
New Jersey              55,978,655     6,073,173        33,915     6,039,258
North Carolina           7,704,050       621,456            --       621,456
Ohio                    18,568,332     1,974,746            --     1,974,746
Oregon                  12,697,715     1,134,979           757     1,134,222
Pennsylvania            39,036,238     3,835,726         7,395     3,828,331
Virginia                21,985,406     2,334,785            --     2,334,785

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 1998, total directors/trustees fees accrued by the Funds amounted to $41,183.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund other than Insured Intermediate, an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. The annual fee for Insured Intermediate is payable monthly, at the rate of .60% of the Fund's average daily net assets.

For the year ended December 31, 1998, advisory fees accrued to FIMCO by the Funds were $12,081,888 of which $1,128,638 was waived. In addition, other expenses in the amount of $310,607 were assumed by FIMCO.

For the year ended December 31, 1998, FIC, as underwriter, received $1,769,833 in commissions from the sale of shares of the Funds after allowing $485,488 to other dealers. Shareholder servicing costs included $1,097,761 in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annual basis each year, payable monthly. For the year ended December 31, 1998, total distribution plan fees accrued to FIC by the Funds amounted to $4,706,781, of which $23,290 was waived on the Class A shares of Insured Intermediate. Based on the average daily net assets of the Class A shares of the Funds, FIC was paid a fee of .28% by Insured Tax Exempt and .20% by Multi-State Insured. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.

6. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be resold to qualified institutional investors. At December 31, 1998, Insured Tax Exempt held eighteen 144A securities with an aggregate value of $59,220,313 representing approximately 5.27% of the Fund's net assets and New York Insured held three 144A securities with an aggregate value of $9,697,638 representing approximately 5.03% of the Fund's net assets. These securities are valued as set forth in Note 1A.



Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1994                                 $ 5.79        $.239          $(.361)     $ (.122)       $.238         $ --
1995                                   5.43         .301            .419         .720         .300           --
1996                                   5.85         .290           (.060)        .230         .290           --
1997                                   5.79         .292            .140         .432         .292           --
1998                                   5.93         .288            .086         .374         .294           --

Class B
-------
1/12/95* to 12/31/95                   5.45         .254            .407         .661         .261           --
1996                                   5.85         .235           (.055)        .180         .230           --
1997                                   5.80         .234            .128         .362         .232           --
1998                                   5.93         .226            .098         .324         .234           --
---------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1994                                 $10.56        $.556         $(1.142)     $ (.586)       $.554         $ --
1995                                   9.42         .524            .952        1.476         .526           --
1996                                  10.37         .510           (.233)        .277         .507           --
1997                                  10.14         .502            .312         .814         .504           --
1998                                  10.45         .475            .099         .574         .474           --

Class B
-------
1/12/95* to 12/31/95                   9.48         .438            .891        1.329         .439           --
1996                                  10.37         .441           (.242)        .199         .439           --
1997                                  10.13         .429            .323         .752         .432           --
1998                                  10.45         .400            .096         .496         .396           --
---------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1994                                 $15.18        $.758         $(1.510)     $ (.752)       $.768         $ --
1995                                  13.66         .738           1.331        2.069         .740         .059
1996                                  14.93         .719           (.298)        .421         .720         .091
1997                                  14.54         .709            .395        1.104         .708         .076
1998                                  14.86         .674            .137         .811         .676         .145

Class B
-------
1/12/95* to 12/31/95                  13.76         .616           1.232        1.848         .619         .059
1996                                  14.93         .617           (.306)        .311         .620         .091
1997                                  14.53         .608            .406        1.014         .608         .076
1998                                  14.86         .569            .134         .703         .568         .145
----------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1994                                  $.238       $ 5.43        (2.05)      $    5,688          .14         4.52
1995                                   .300         5.85        13.50            7,017          .35         5.32
1996                                   .290         5.79         4.07            7,415          .49         5.05
1997                                   .292         5.93         7.68            7,344          .53         5.02
1998                                   .294         6.01         6.47            8,674          .50         4.80

Class B
-------
1/12/95* to 12/31/95                   .261         5.85        12.27              378         1.35+        4.32+
1996                                   .230         5.80         3.17              613         1.49         4.05
1997                                   .232         5.93         6.39              808         1.53         4.02
1998                                   .234         6.02         5.57            1,000         1.50         3.80
----------------------------------------------------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1994                                  $.554      $  9.42        (5.61)      $1,301,537         1.18         5.64
1995                                   .526        10.37        16.01        1,372,752         1.14         5.25
1996                                   .507        10.14         2.81        1,252,608         1.14         5.06
1997                                   .504        10.45         8.27        1,191,815         1.14         4.93
1998                                   .474        10.55         5.62        1,118,898         1.11         4.51

Class B
-------
1/12/95* to 12/31/95                   .439        10.37        14.27            2,019         1.88+        4.45+
1996                                   .439        10.13         2.03            3,046         1.83         4.37
1997                                   .432        10.45         7.62            3,460         1.85         4.22
1998                                   .396        10.55         4.83            3,878         1.83         3.79
----------------------------------------------------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1994                                  $.768       $13.66        (5.03)      $  193,916         1.28         5.30
1995                                   .799        14.93        15.45          215,259         1.23         5.10
1996                                   .811        14.54         2.95          203,496         1.23         4.93
1997                                   .784        14.86         7.82          195,273         1.17         4.86
1998                                   .821        14.85         5.59          187,544         1.12         4.54

Class B
-------
1/12/95* to 12/31/95                   .678        14.93        13.66            1,156         2.00+        4.34+
1996                                   .711        14.53         2.18            2,242         1.93         4.23
1997                                   .684        14.86         7.16            3,602         1.87         4.16
1998                                   .713        14.85         4.84            5,271         1.82         3.84
----------------------------------------------------------------------------------------------------------------


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
INSURED INTERMEDIATE TAX EXEMPT FUND
------------------------------------
Class A
-------
1994                                    .96         3.70          210
1995                                   1.22         4.45           47
1996                                   1.24         4.30           82
1997                                   1.21         4.34           91
1998                                   1.20         4.10          163

Class B
-------
1/12/95* to 12/31/95                   1.92+        3.75+          47
1996                                   1.94         3.60           82
1997                                   1.91         3.64           91
1998                                   1.90         3.40          163
----------------------------------------------------------------------
INSURED TAX EXEMPT FUND
-----------------------
Class A
-------
1994                                    N/A          N/A           57
1995                                    N/A          N/A           37
1996                                    N/A          N/A           21
1997                                    N/A          N/A           13
1998                                    N/A          N/A           19

Class B
-------
1/12/95* to 12/31/95                    N/A          N/A           37
1996                                    N/A          N/A           21
1997                                    N/A          N/A           13
1998                                    N/A          N/A           19
----------------------------------------------------------------------
NEW YORK INSURED TAX FREE FUND
------------------------------
Class A
-------
1994                                    N/A          N/A           55
1995                                    N/A          N/A           53
1996                                    N/A          N/A           53
1997                                   1.22         4.81           24
1998                                   1.22         4.44           44

Class B
-------
1/12/95* to 12/31/95                    N/A          N/A           53
1996                                    N/A          N/A           53
1997                                   1.92         4.11           24
1998                                   1.92         3.74           44
----------------------------------------------------------------------
 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements


Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
-------
Class A
-------
1994                                 $13.12        $.663         $(1.397)      $(.734)       $.676         $ --
1995                                  11.71         .665           1.448        2.113         .673          --
1996                                  13.15         .664           (.199)        .465         .665          --
1997                                  12.95         .658            .511        1.169         .659          --
1998                                  13.46         .657            .155         .812         .652          --

Class B
-------
1/12/95* to 12/31/95                  11.82         .544           1.340        1.884         .554          --
1996                                  13.15         .565           (.201)        .364         .564          --
1997                                  12.95         .556            .500        1.056         .556          --
1998                                  13.45         .549            .155         .704         .544          --
----------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1994                                 $12.12        $.598         $(1.328)      $(.730)       $.620         $ --
1995                                  10.77         .580           1.335        1.915         .589         .136
1996                                  11.96         .576           (.128)        .448         .575         .073
1997                                  11.76         .569            .534        1.103         .570         .173
1998                                  12.12         .558            .190         .748         .554         .114

Class B
-------
1/12/95* to 12/31/95                  10.87         .472           1.227        1.699         .483         .136
1996                                  11.95         .486           (.123)        .363         .480         .073
1997                                  11.76         .476            .532        1.008         .475         .173
1998                                  12.12         .458            .184         .642         .458         .114
----------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1994                                 $12.60        $.631         $(1.351)     $ (.720)       $.640         $ --
1995                                  11.24         .668           1.340        2.008         .668           --
1996                                  12.58         .642           (.089)        .553         .643           --
1997                                  12.49         .638            .498        1.136         .636           --
1998                                  12.99         .644            .152         .796         .636           --

Class B
-------
1/12/95* to 12/31/95                  11.35         .564           1.239        1.803         .573           --
1996                                  12.58         .547           (.100)        .447         .547           --
1997                                  12.48         .539            .501        1.040         .540           --
1998                                  12.98         .538            .160         .698         .528           --
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
-------
Class A
-------
1994                                  $.676       $11.71        (5.63)         $ 8,803          .30         5.52
1995                                   .673        13.15        18.41            8,834          .50         5.27
1996                                   .665        12.95         3.69            8,383          .53         5.17
1997                                   .659        13.46         9.28            9,691          .50         5.03
1998                                   .652        13.62         6.17           10,873          .50         4.88

Class B
-------
1/12/95* to 12/31/95                   .554        13.15        16.20              173         1.30+        4.62+
1996                                   .564        12.95         2.89              289         1.33         4.37
1997                                   .556        13.45         8.36              437         1.30         4.23
1998                                   .544        13.61         5.33              489         1.30         4.08
----------------------------------------------------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1994                                  $.620       $10.77        (6.10)         $15,335          .97         5.27
1995                                   .725        11.96        18.16           16,547          .90         5.02
1996                                   .648        11.76         3.91           15,558          .84         4.93
1997                                   .743        12.12         9.66           15,601          .80         4.80
1998                                   .668        12.20         6.31           14,614          .80         4.59

Class B
-------
1/12/95* to 12/31/95                   .619        11.95        15.91               59         1.74+        4.31+
1996                                   .553        11.76         3.16              114         1.63         4.14
1997                                   .648        12.12         8.79              220         1.60         4.00
1998                                   .572        12.19         5.40              479         1.60         3.79
----------------------------------------------------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1994                                  $.640       $11.24        (5.77)         $ 3,110          .20         5.41
1995                                   .668        12.58        18.25            3,525          .20         5.54
1996                                   .643        12.49         4.57            3,466          .38         5.20
1997                                   .636        12.99         9.37            3,424          .40         5.07
1998                                   .636        13.15         6.27            3,571          .40         4.96

Class B
-------
1/12/95* to 12/31/95                   .573        12.58        16.18              131         1.00+        4.90+
1996                                   .547        12.48         3.68              241         1.19         4.39
1997                                   .540        12.98         8.55              370         1.20         4.27
1998                                   .528        13.15         5.48              374         1.20         4.16
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
MULTI-STATE INSURED TAX FREE FUND
---------------------------------
ARIZONA FUND
-------
Class A
-------
1994                                   1.24         4.59           63
1995                                   1.15         4.62           36
1996                                   1.23         4.47           27
1997                                   1.16         4.37           24
1998                                   1.13         4.25           50

Class B
-------
1/12/95* to 12/31/95                   1.95+        3.95+          36
1996                                   2.03         3.67           27
1997                                   1.96         3.57           24
1998                                   1.93         3.45           50
----------------------------------------------------------------------
CALIFORNIA FUND
---------------
Class A
-------
1994                                   1.22         5.02           83
1995                                   1.15         4.77           53
1996                                   1.19         4.58           30
1997                                   1.16         4.44           46
1998                                   1.17         4.22           79

Class B
-------
1/12/95* to 12/31/95                   2.00+        4.04+          53
1996                                   1.98         3.79           30
1997                                   1.96         3.64           46
1998                                   1.97         3.42           79
----------------------------------------------------------------------
COLORADO FUND
-------------
Class A
-------
1994                                   1.43         4.18          108
1995                                   1.32         4.42           45
1996                                   1.40         4.17           20
1997                                   1.29         4.18           39
1998                                   1.26         4.10           25

Class B
-------
1/12/95* to 12/31/95                   2.12+        3.75+          45
1996                                   2.21         3.36           20
1997                                   2.09         3.38           39
1998                                   2.06         3.30           25
----------------------------------------------------------------------
 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements


Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1994                                 $13.05        $.609         $(1.480)     $ (.871)       $.609         $ --
1995                                  11.57         .617           1.333        1.950         .620           --
1996                                  12.90         .619           (.202)        .417         .617           --
1997                                  12.70         .613            .471        1.084         .614           --
1998                                  13.17         .607            .186         .793         .603           --

Class B
-------
1/12/95* to 12/31/95                  11.67         .512           1.242        1.754         .524           --
1996                                  12.90         .522           (.204)        .318         .518           --
1997                                  12.70         .516            .470         .986         .516           --
1998                                  13.17         .500            .176         .676         .496           --
----------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1994                                 $13.14        $.642         $(1.346)     $ (.704)       $.646         $ --
1995                                  11.79         .640           1.527        2.167         .647           --
1996                                  13.31         .623           (.198)        .425         .625           --
1997                                  13.11         .624            .547        1.171         .624         .037
1998                                  13.62         .616            .195         .811         .613         .068

Class B
-------
1/12/95* to 12/31/95                  11.87         .529           1.460        1.989         .549           --
1996                                  13.31         .530           (.204)        .326         .526           --
1997                                  13.11         .531            .552        1.083         .526         .037
1998                                  13.63         .507            .186         .693         .505         .068
----------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1994                                 $12.49        $.584         $(1.165)     $ (.581)       $.579         $ --
1995                                  11.33         .653           1.387        2.040         .650           --
1996                                  12.72         .639           (.161)        .478         .648           --
1997                                  12.55         .639            .578        1.217         .637           --
1998                                  13.13         .645            .135         .780         .640           --

Class B
-------
1/12/95* to 12/31/95                  11.42         .529           1.303        1.832         .542           --
1996                                  12.71         .563           (.183)        .380         .550           --
1997                                  12.54         .524            .584        1.108         .538           --
1998                                  13.11         .539            .133         .672         .532           --
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1994                                  $.609       $11.57        (6.75)         $14,848          .87         5.01
1995                                   .620        12.90        17.18           16,725          .85         4.98
1996                                   .617        12.70         3.37           15,203          .81         4.92
1997                                   .614        13.17         8.77           16,151          .80         4.78
1998                                   .603        13.36         6.15           17,434          .80         4.58

Class B
-------
1/12/95* to 12/31/95                   .524        12.90        15.28              857         1.71+        4.12+
1996                                   .518        12.70         2.57            1,505         1.61         4.12
1997                                   .516        13.17         7.95            2,891         1.60         3.98
1998                                   .496        13.35         5.22            3,484         1.60         3.78
----------------------------------------------------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1994                                  $.646       $11.79        (5.39)         $19,765          .62         5.24
1995                                   .647        13.31        18.77           22,229          .75         5.05
1996                                   .625        13.11         3.34           23,299          .83         4.80
1997                                   .661        13.62         9.18           23,840          .80         4.71
1998                                   .681        13.75         6.09           25,873          .80         4.50

Class B
-------
1/12/95* to 12/31/95                   .549        13.31        17.06              299         1.68+        4.12+
1996                                   .526        13.11         2.56              549         1.62         4.01
1997                                   .563        13.63         8.38              837         1.60         3.91
1998                                   .573        13.75         5.19              858         1.60         3.70
----------------------------------------------------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1994                                  $.579       $11.33        (4.69)         $ 2,065          .20         4.99
1995                                   .650        12.72        18.40            3,047          .20         5.41
1996                                   .648        12.55         3.94            3,269          .38         5.17
1997                                   .637        13.13        10.00            3,152          .40         5.03
1998                                   .640        13.27         6.08            3,162          .40         4.92

Class B
-------
1/12/95* to 12/31/95                   .542        12.71        16.34               97         1.00+        4.61+
1996                                   .550        12.54         3.13              151         1.19         4.36
1997                                   .538        13.11         9.07              203         1.20         4.23
1998                                   .532        13.25         5.23              250         1.20         4.12
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
CONNECTICUT FUND
----------------
Class A
-------
1994                                   1.22         4.66           63
1995                                   1.20         4.63           26
1996                                   1.23         4.50           15
1997                                   1.17         4.41           14
1998                                   1.16         4.22           25

Class B
-------
1/12/95* to 12/31/95                   2.07+        3.76+          26
1996                                   2.02         3.71           15
1997                                   1.97         3.61           14
1998                                   1.96         3.42           25
----------------------------------------------------------------------
FLORIDA FUND
------------
Class A
-------
1994                                   1.19         4.67           98
1995                                   1.15         4.65           68
1996                                   1.16         4.47           55
1997                                   1.11         4.40           19
1998                                   1.10         4.20           44

Class B
-------
1/12/95* to 12/31/95                   2.09+        3.70+          68
1996                                   1.95         3.68           55
1997                                   1.91         3.60           19
1998                                   1.90         3.40           44
----------------------------------------------------------------------
GEORGIA FUND
------------
Class A
-------
1994                                   1.93         3.26           78
1995                                   1.42         4.20           45
1996                                   1.44         4.11           37
1997                                   1.33         4.10           21
1998                                   1.20         4.12           36

Class B
-------
1/12/95* to 12/31/95                   2.22+        3.40+          45
1996                                   2.25         3.30           37
1997                                   2.13         3.30           21
1998                                   2.00         3.32           36
----------------------------------------------------------------------
 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements


Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1994                                 $13.15        $.644         $(1.373)     $ (.729)       $.651         $ --
1995                                  11.77         .668           1.348        2.016         .666           --
1996                                  13.12         .650           (.235)        .415         .655           --
1997                                  12.88         .652            .549        1.201         .651           --
1998                                  13.43         .651            .186         .837         .647           --

Class B
-------
1/12/95* to 12/31/95                  11.85         .561           1.279        1.840         .570           --
1996                                  13.12         .555           (.249)        .306         .556           --
1997                                  12.87         .551            .556        1.107         .547           --
1998                                  13.43         .543            .186         .729         .539           --
----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1994                                 $12.28        $.627         $(1.267)     $ (.640)       $.630         $ --
1995                                  11.01         .612           1.227        1.839         .613         .016
1996                                  12.22         .603           (.256)        .347         .602         .045
1997                                  11.92         .601            .356         .957         .603         .074
1998                                  12.20         .586            .049         .635         .578         .237

Class B
-------
1/12/95* to 12/31/95                  11.09         .508           1.155        1.663         .527         .016
1996                                  12.21         .514           (.263)        .251         .506         .045
1997                                  11.91         .508            .353         .861         .507         .074
1998                                  12.19         .488            .061         .549         .482         .237
----------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1994                                 $12.89        $.612         $(1.423)     $ (.811)       $.609         $ --
1995                                  11.47         .634           1.331        1.965         .635           --
1996                                  12.80         .627           (.215)        .412         .631         .011
1997                                  12.57         .610            .535        1.145         .609         .046
1998                                  13.06         .591            .124         .715         .589         .096

Class B
-------
1/12/95* to 12/31/95                  11.57         .528           1.241        1.769         .539           --
1996                                  12.80         .534           (.229)        .305         .534         .011
1997                                  12.56         .511            .536        1.047         .511         .046
1998                                  13.05         .484            .123         .607         .481         .096
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1994                                  $.651       $11.77        (5.59)         $ 6,904          .45         5.27
1995                                   .666        13.12        17.50            8,666          .48         5.32
1996                                   .655        12.88         3.33           10,118          .51         5.10
1997                                   .651        13.43         9.59           10,705          .50         5.01
1998                                   .647        13.62         6.38           11,280          .50         4.84

Class B
-------
1/12/95* to 12/31/95                   .570        13.12        15.82              423         1.38+        4.42+
1996                                   .556        12.87         2.45            1,021         1.31         4.30
1997                                   .547        13.43         8.81            1,782         1.30         4.21
1998                                   .539        13.62         5.54            2,215         1.30         4.04
----------------------------------------------------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1994                                  $.630       $11.01        (5.30)         $20,838          .95         5.45
1995                                   .629        12.22        17.07           23,180          .90         5.22
1996                                   .647        11.92         2.99           22,543          .86         5.08
1997                                   .677        12.20         8.27           22,852          .80         5.01
1998                                   .815        12.02         5.33           22,421          .80         4.82

Class B
-------
1/12/95* to 12/31/95                   .543        12.21        15.28              314         1.76+        4.36+
1996                                   .551        11.91         2.16              519         1.66         4.28
1997                                   .581        12.19         7.41              783         1.60         4.21
1998                                   .719        12.02         4.60            1,426         1.60         4.02
----------------------------------------------------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1994                                  $.609       $11.47        (6.36)         $30,362          .93         5.11
1995                                   .635        12.80        17.47           36,837          .89         5.14
1996                                   .642        12.57         3.37           36,928          .88         5.03
1997                                   .655        13.06         9.37           39,581          .87         4.80
1998                                   .685        13.09         5.60           39,061          .89         4.51

Class B
-------
1/12/95* to 12/31/95                   .539        12.80        15.55              388         1.76+        4.41+
1996                                   .545        12.56         2.49              724         1.69         4.22
1997                                   .557        13.05         8.54            1,018         1.67         4.00
1998                                   .577        13.08         4.73            1,032         1.69         3.71
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
MARYLAND FUND
-------------
Class A
-------
1994                                   1.34         4.37           44
1995                                   1.24         4.55           49
1996                                   1.24         4.37           13
1997                                   1.18         4.33           35
1998                                   1.16         4.18           33

Class B
-------
1/12/95* to 12/31/95                   2.19+        3.61+          49
1996                                   2.05         3.57           13
1997                                   1.98         3.53           35
1998                                   1.96         3.38           33
----------------------------------------------------------------------
MASSACHUSETTS FUND
------------------
Class A
-------
1994                                   1.20         5.20           64
1995                                   1.15         4.97           40
1996                                   1.18         4.76           45
1997                                   1.15         4.66           28
1998                                   1.15         4.47           49

Class B
-------
1/12/95* to 12/31/95                   2.01+        4.10+          40
1996                                   1.98         3.96           45
1997                                   1.95         3.86           28
1998                                   1.95         3.67           49
----------------------------------------------------------------------
MICHIGAN FUND
-------------
Class A
-------
1994                                   1.18         4.86           60
1995                                   1.14         4.89           45
1996                                   1.13         4.78           43
1997                                   1.12         4.55           32
1998                                   1.13         4.27           20

Class B
-------
1/12/95* to 12/31/95                   2.02+        4.15+          45
1996                                   1.94         3.97           43
1997                                   1.92         3.75           32
1998                                   1.93         3.47           20
----------------------------------------------------------------------
 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements


Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
-------
Class A
-------
1994                                 $11.77        $.592         $(1.282)     $ (.690)       $.600         $ --
1995                                  10.48         .589           1.022        1.611         .591           --
1996                                  11.50         .592           (.210)        .382         .592           --
1997                                  11.29         .599            .340         .939         .599           --
1998                                  11.63         .592            .116         .708         .588           --

Class B
-------
1/12/95* to 12/31/95                  10.55         .515            .950        1.465         .515           --
1996                                  11.50         .493           (.205)        .288         .498           --
1997                                  11.29         .508            .341         .849         .509           --
1998                                  11.63         .498            .114         .612         .492           --
----------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1994                                 $12.50        $.617         $(1.384)     $ (.767)       $.613         $ --
1995                                  11.12         .662           1.356        2.018         .668           --
1996                                  12.47         .637           (.180)        .457         .637           --
1997                                  12.29         .638            .490        1.128         .638           --
1998                                  12.78         .634            .188         .822         .632           --

Class B
-------
1/12/95* to 12/31/95                  11.22         .548           1.260        1.808         .548           --
1996                                  12.48         .538           (.189)        .349         .539           --
1997                                  12.29         .537            .494        1.031         .541           --
1998                                  12.78         .528            .187         .715         .525           --
----------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1994                                 $13.51        $.659         $(1.448)     $ (.789)       $.661         $ --
1995                                  12.06         .648           1.291        1.939         .652         .097
1996                                  13.25         .636           (.245)        .391         .636         .015
1997                                  12.99         .630            .427        1.057         .629         .118
1998                                  13.30         .606            .153         .759         .607         .142

Class B
-------
1/12/95* to 12/31/95                  12.14         .526           1.199        1.725         .528         .097
1996                                  13.24         .533           (.253)        .280         .535         .015
1997                                  12.97         .525            .433         .958         .530         .118
1998                                  13.28         .498            .153         .651         .499         .142
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
MINNESOTA FUND
-------
Class A
-------
1994                                  $.600       $10.48        (5.93)         $ 7,375          .65         5.40
1995                                   .591        11.50        15.68            8,162          .65         5.29
1996                                   .592        11.29         3.47            8,304          .56         5.27
1997                                   .599        11.63         8.57            8,231          .50         5.27
1998                                   .588        11.75         6.23            8,346          .50         5.08

Class B
-------
1/12/95* to 12/31/95                   .515        11.50        14.13               .1         1.45+        4.64+
1996                                   .498        11.29         2.61               41         1.40         4.44
1997                                   .509        11.63         7.71               44         1.30         4.47
1998                                   .492        11.75         5.37               47         1.30         4.28
----------------------------------------------------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1994                                  $.613       $11.12        (6.20)         $ 1,611          .20         5.45
1995                                   .668        12.47        18.55            1,890          .20         5.58
1996                                   .637        12.29         3.84            1,925          .38         5.24
1997                                   .638        12.78         9.44            1,798          .40         5.13
1998                                   .632        12.97         6.59            2,087          .40         4.97

Class B
-------
1/12/95* to 12/31/95                   .548        12.48        16.41               .1         1.00+        4.94+
1996                                   .539        12.29         2.93               36         1.24         4.38
1997                                   .541        12.78         8.60              117         1.20         4.33
1998                                   .525        12.97         5.71              172         1.20         4.17
----------------------------------------------------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1994                                  $.661       $12.06        (5.91)         $55,379          .99         5.21
1995                                   .749        13.25        16.41           59,153          .99         5.06
1996                                   .651        12.99         3.09           58,823          .98         4.92
1997                                   .747        13.30         8.36           59,243          .96         4.81
1998                                   .749        13.31         5.84           60,585          .97         4.53

Class B
-------
1/12/95* to 12/31/95                   .625        13.24        14.45              957         1.81+        4.24+
1996                                   .550        12.97         2.22            1,603         1.78         4.12
1997                                   .648        13.28         7.56            2,011         1.76         4.01
1998                                   .641        13.29         5.00            2,562         1.77         3.73
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
MINNESOTA FUND
-------
Class A
-------
1994                                   1.29         4.76           34
1995                                   1.31         4.63           53
1996                                   1.31         4.52           49
1997                                   1.21         4.56           15
1998                                   1.23         4.35           22

Class B
-------
1/12/95* to 12/31/95                   2.11+        3.96+          53
1996                                   2.14         3.69           49
1997                                   2.01         3.76           15
1998                                   2.03         3.55           22
----------------------------------------------------------------------
MISSOURI FUND
-------------
Class A
-------
1994                                   1.57         4.07           98
1995                                   1.42         4.36           50
1996                                   1.69         3.93           15
1997                                   1.46         4.07           12
1998                                   1.30         4.07           17

Class B
-------
1/12/95* to 12/31/95                   2.22+        3.68+          50
1996                                   2.55         3.07           15
1997                                   2.26         3.27           12
1998                                   2.10         3.27           17
----------------------------------------------------------------------
NEW JERSEY FUND
---------------
Class A
-------
1994                                   1.14         5.06           60
1995                                   1.14         4.91           30
1996                                   1.13         4.77           35
1997                                   1.11         4.66           22
1998                                   1.11         4.39           27

Class B
-------
1/12/95* to 12/31/95                   1.97+        4.08+          30
1996                                   1.93         3.97           35
1997                                   1.91         3.86           22
1998                                   1.91         3.59           27
----------------------------------------------------------------------
 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements


Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1994                                 $12.28        $.594         $(1.380)     $ (.786)       $.594         $ --
1995                                  10.90         .608           1.391        1.999         .609           --
1996                                  12.29         .590           (.159)        .431         .591           --
1997                                  12.13         .597            .530        1.127         .597           --
1998                                  12.66         .593            .239         .832         .592           --

Class B
-------
1/12/95* to 12/31/95                  10.99         .492           1.307        1.799         .499           --
1996                                  12.29         .496           (.161)        .335         .495           --
1997                                  12.13         .497            .534        1.031         .501           --
1998                                  12.66         .491            .233         .724         .484           --
----------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1994                                 $12.66        $.613         $(1.353)     $ (.740)       $.620         $ --
1995                                  11.30         .615           1.306        1.921         .619         .092
1996                                  12.51         .605           (.097)        .508         .609         .059
1997                                  12.35         .607            .430        1.037         .606         .071
1998                                  12.71         .614            .040         .654         .597         .067

Class B
-------
1/12/95* to 12/31/95                  11.40         .503           1.212        1.715         .513         .092
1996                                  12.51         .507           (.095)        .412         .513         .059
1997                                  12.35         .507            .424         .931         .510         .071
1998                                  12.70         .495            .061         .556         .489         .067
----------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1994                                 $12.29        $.529         $(1.339)     $ (.810)       $.610         $ --
1995                                  10.87         .626           1.289        1.915         .625           --
1996                                  12.16         .589           (.161)        .428         .588           --
1997                                  12.00         .582            .582        1.164         .584           --
1998                                  12.58         .582            .191         .773         .583           --

Class B
-------
1/12/95* to 12/31/95                  10.97         .541           1.182        1.723         .543           --
1996                                  12.15         .495           (.161)        .334         .494           --
1997                                  11.99         .485            .573        1.058         .488           --
1998                                  12.56         .480            .204         .684         .484           --
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1994                                  $.594       $10.90        (6.45)         $ 3,872          .20         5.22
1995                                   .609        12.29        18.72            4,984          .20         5.18
1996                                   .591        12.13         3.68            5,822          .38         4.94
1997                                   .597        12.66         9.56            6,697          .40         4.87
1998                                   .592        12.90         6.72            8,297          .40         4.68

Class B
-------
1/12/95* to 12/31/95                   .499        12.29        16.65               75         1.00+        4.38+
1996                                   .495        12.13         2.85              134         1.20         4.12
1997                                   .501        12.66         8.71              185         1.20         4.07
1998                                   .484        12.90         5.83              246         1.20         3.88
----------------------------------------------------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1994                                  $.620       $11.30        (5.91)         $18,169          .85         5.18
1995                                   .711        12.51        17.34           19,398          .87         5.07
1996                                   .668        12.35         4.23           20,123          .86         4.95
1997                                   .677        12.71         8.64           19,308          .80         4.88
1998                                   .664        12.70         5.26           19,767          .80         4.83

Class B
-------
1/12/95* to 12/31/95                   .605        12.51        15.30              282         1.76+        4.33+
1996                                   .572        12.35         3.43              279         1.66         4.15
1997                                   .581        12.70         7.73              335         1.60         4.08
1998                                   .556        12.70         4.46              403         1.60         4.03
----------------------------------------------------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1994                                  $.610       $10.87        (6.65)         $ 4,696          .20         5.36
1995                                   .625        12.16        17.99            6,840          .20         5.36
1996                                   .588        12.00         3.68            9,917          .46         4.97
1997                                   .584        12.58         9.97           11,800          .50         4.78
1998                                   .583        12.77         6.29           13,038          .50         4.62

Class B
-------
1/12/95* to 12/31/95                   .543        12.15        16.00              342         1.00+        4.72+
1996                                   .494        11.99         2.87              568         1.26         4.17
1997                                   .488        12.56         9.03              752         1.30         3.98
1998                                   .484        12.76         5.55            1,040         1.30         3.82
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
NORTH CAROLINA FUND
-------------------
Class A
-------
1994                                   1.44         3.99           61
1995                                   1.36         4.03           76
1996                                   1.31         4.02           43
1997                                   1.23         4.04           30
1998                                   1.13         3.95           54

Class B
-------
1/12/95* to 12/31/95                   2.16+        3.23+          76
1996                                   2.12         3.20           43
1997                                   2.03         3.24           30
1998                                   1.93         3.15           54
----------------------------------------------------------------------
OHIO FUND
---------
Class A
-------
1994                                   1.20         4.83           57
1995                                   1.22         4.72           70
1996                                   1.19         4.62           33
1997                                   1.18         4.50           25
1998                                   1.19         4.44           34

Class B
-------
1/12/95* to 12/31/95                   2.13+        3.95+          70
1996                                   1.99         3.82           33
1997                                   1.98         3.70           25
1998                                   1.99         3.64           34
----------------------------------------------------------------------
OREGON FUND
-----------
Class A
-------
1994                                   1.39         4.17          135
1995                                   1.23         4.33           36
1996                                   1.26         4.16           21
1997                                   1.20         4.11           32
1998                                   1.20         3.92           27

Class B
-------
1/12/95* to 12/31/95                   2.03+        3.65+          36
1996                                   2.07         3.36           21
1997                                   2.00         3.31           32
1998                                   2.00         3.12           27
----------------------------------------------------------------------
 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements


Financial Highlights
The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1994                                 $13.16        $.627         $(1.447)     $ (.820)       $.630         $ --
1995                                  11.71         .638           1.463        2.101         .635         .036
1996                                  13.14         .622           (.197)        .425         .627         .028
1997                                  12.91         .624            .523        1.147         .624         .153
1998                                  13.28         .642            .038         .680         .605         .095

Class B
-------
1/12/95* to 12/31/95                  11.81         .539           1.376        1.915         .549         .036
1996                                  13.14         .529           (.201)        .328         .530         .028
1997                                  12.91         .526            .510        1.036         .523         .153
1998                                  13.27         .533            .039         .572         .497         .095
----------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1994                                 $13.06        $.611         $(1.383)     $ (.772)       $.608         $ --
1995                                  11.68         .625           1.370        1.995         .629         .036
1996                                  13.01         .626           (.195)        .431         .624         .067
1997                                  12.75         .615            .504        1.119         .617         .032
1998                                  13.22         .612            .123         .735         .603         .092

Class B
-------
1/12/95* to 12/31/95                  11.76         .510           1.286        1.796         .520         .036
1996                                  13.00         .525           (.194)        .331         .524         .067
1997                                  12.74         .513            .505        1.018         .516         .032
1998                                  13.21         .505            .112         .617         .495         .092
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                   Ratio to Average Net Assets++
                                                                                   -----------------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1994                                  $.630       $11.71        (6.31)         $33,542          .88         5.11
1995                                   .671        13.14        18.29           39,980          .86         5.07
1996                                   .655        12.91         3.39           42,228          .86         4.86
1997                                   .777        13.28         9.14           42,223          .85         4.79
1998                                   .700        13.26         5.23           40,774          .86         4.81

Class B
-------
1/12/95* to 12/31/95                   .585        13.14        16.49              247         1.72+        4.20+
1996                                   .558        12.91         2.61              781         1.66         4.06
1997                                   .676        13.27         8.23            1,739         1.65         3.99
1998                                   .592        13.25         4.39            2,048         1.66         4.01
----------------------------------------------------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1994                                  $.608       $11.68        (5.97)         $22,325          .85         5.01
1995                                   .665        13.01        17.42           25,193          .81         5.01
1996                                   .691        12.75         3.47           21,047          .79         4.93
1997                                   .649        13.22         9.03           22,136          .80         4.78
1998                                   .695        13.26         5.69           23,423          .80         4.62

Class B
-------
1/12/95* to 12/31/95                   .556        13.00        15.53              991         1.66+        4.16+
1996                                   .591        12.74         2.66            1,166         1.59         4.13
1997                                   .548        13.21         8.19            1,390         1.60         3.98
1998                                   .587        13.24         4.76            1,484         1.60         3.82
----------------------------------------------------------------------------------------------------------------

See notes to financial statements


Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
----------------------------------------------------------------------
PENNSYLVANIA FUND
-----------------
Class A
-------
1994                                   1.13         4.86           81
1995                                   1.11         4.82           48
1996                                   1.11         4.61           42
1997                                   1.10         4.54           37
1998                                   1.10         4.57           26

Class B
-------
1/12/95* to 12/31/95                   1.98+        3.94+          48
1996                                   1.91         3.81           42
1997                                   1.90         3.74           37
1998                                   1.90         3.77           26
----------------------------------------------------------------------
VIRGINIA FUND
-------------
Class A
-------
1994                                   1.20         4.66           55
1995                                   1.16         4.66           34
1996                                   1.20         4.52           30
1997                                   1.16         4.42           10
1998                                   1.14         4.28           26

Class B
-------
1/12/95* to 12/31/95                   2.02+        3.80+          34
1996                                   2.00         3.72           30
1997                                   1.96         3.62           10
1998                                   1.94         3.48           26
----------------------------------------------------------------------
 * Date Class B shares first offered
** Calculated without sales charges
 + Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5)

See notes to financial statements


Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors New York Insured Tax Free Fund, Inc.
and First Investors Multi-State Insured Tax Free Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors Insured Intermediate Tax Exempt Fund (a series of First Investors Series Fund), First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Insured Intermediate Tax Exempt Fund, First Investors Insured Tax Exempt Fund, Inc., First Investors New York Insured Tax Free Fund, Inc. and the seventeen Funds comprising First Investors Multi-State Insured Tax Free Fund, at December 31, 1998, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended and their financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
January 29, 1999


FIRST INVESTORS

Directors/Trustees
-----------------------

James J. Coy (Emeritus)

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth

Officers
-----------------------

Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer


FIRST INVESTORS

Shareholder Information
-----------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.